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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 16.1%
Amazon.com, Inc. (a)	9,954	$19,937,862
Booking Holdings, Inc. (a)	1,905	3,779,520
Brunswick Corp.	670	44,903
Burlington Stores, Inc. (a)	18,425	3,001,801
Charter Communications, Inc. - Class A (a)	100	32,588
Chipotle Mexican Grill, Inc. (a)	200	90,904
Choice Hotels International, Inc. (b)	3,970	330,701
Dollar General Corp.	810	88,533
Domino's Pizza, Inc.	107	31,544
Expedia Group, Inc.	280	36,534
Floor & Decor Holdings, Inc. - Class A (a) (b)	46,475	1,402,151
H&R Block, Inc.	440	11,330
Hilton Grand Vacations, Inc. (a)	1,150	38,065
Home Depot, Inc. (The)	9,246	1,915,309
Lowe's Cos., Inc.	4,780	548,840
lululemon athletica, inc. (a)	170	27,623
Madison Square Garden Co. (The) - Class A (a)	1,160	365,771
Netflix, Inc. (a)	1,970	737,036
NIKE, Inc. - Class B	8,360	708,260
O'Reilly Automotive, Inc. (a)	906	314,672
Pool Corp.	1,061	177,060
Ross Stores, Inc.	2,041	202,263
Skechers U.S.A., Inc. - Class A (a) (b)	1,870	52,229
Starbucks Corp.	48,839	2,776,009
Tiffany & Co.	670	86,410
TJX Cos., Inc. (The)	1,920	215,078
Tractor Supply Co.	2,332	211,932
TripAdvisor, Inc. (a) (b)	900	45,963
Ulta Beauty, Inc. (a)	10,865	3,065,234
Walt Disney Co. (The)	530	61,978
Yum China Holdings, Inc.	37,758	1,325,683
Yum! Brands, Inc.	18,299	1,663,562
		43,327,348
Consumer Staples - 7.2%
Altria Group, Inc.	4,470	269,586

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Staples - 7.2% (Continued)
Church & Dwight Co., Inc.	140	$8,312
Coca-Cola Co. (The)	59,854	2,764,656
Colgate-Palmolive Co.	27,240	1,823,718
Costco Wholesale Corp.	4,590	1,078,099
Danone S.A. - ADR (b)	168,642	2,608,049
Estée Lauder Cos., Inc. (The) - Class A	1,500	217,980
Keurig Dr Pepper, Inc.	7,900	183,043
Lamb Weston Holdings, Inc.	2,430	161,838
Monster Beverage Corp. (a)	120,279	7,009,860
Nu Skin Enterprises, Inc. - Class A	3,550	292,591
PepsiCo, Inc.	3,460	386,828
Procter & Gamble Co. (The)	27,607	2,297,730
Sprouts Farmers Market, Inc. (a) (b)	2,520	69,073
Sysco Corp.	840	61,530
		19,232,893
Energy - 1.2%
Cabot Oil & Gas Corp.	31,235	703,412
ONEOK, Inc.	400	27,116
Pioneer Natural Resources Co.	246	42,851
Schlumberger Ltd.	38,218	2,328,241
		3,101,620
Financials - 4.3%
American Express Co.	9,557	1,017,725
American International Group, Inc.	200	10,648
Berkshire Hathaway, Inc. - Class B (a)	650	139,172
BGC Partners, Inc. - Class A	2,140	25,295
Cboe Global Markets, Inc.	782	75,041
Charles Schwab Corp. (The)	35,525	1,746,054
Erie Indemnity Co. - Class A	3,525	449,543
Evercore, Inc. - Class A	120	12,066
FactSet Research Systems, Inc.	7,476	1,672,456
Federated Investors, Inc. - Class B (b)	1,370	33,044
First Republic Bank	18,000	1,728,000
MarketAxess Holdings, Inc.	10,300	1,838,447
SEI Investments Co.	38,917	2,377,828
T. Rowe Price Group, Inc.	520	56,774

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 4.3% (Continued)
Western Alliance Bancorp. (a)	9,010	$512,579
		11,694,672
Health Care - 19.0%
AbbVie, Inc.	3,952	373,780
ABIOMED, Inc. (a)	7,095	3,190,976
Agilent Technologies, Inc.	4,260	300,499
Alexion Pharmaceuticals, Inc. (a)	23,525	3,270,209
Align Technology, Inc. (a)	7,503	2,935,324
Alkermes plc (a)	700	29,708
Alnylam Pharmaceuticals, Inc. (a)	1,222	106,949
Amgen, Inc.	10,750	2,228,368
bluebird bio, Inc. (a) (b)	120	17,520
Boston Scientific Corp. (a)	14,260	549,010
Bristol-Myers Squibb Co.	8,004	496,888
Bruker Corp.	3,310	110,720
Canopy Growth Corp. (a) (b)	15,425	750,272
Cantel Medical Corp.	6,140	565,248
Celgene Corp. (a)	3,526	315,542
Centene Corp. (a)	1,836	265,816
Cerner Corp. (a)	36,604	2,357,664
Chemed Corp.	100	31,958
Cooper Cos., Inc. (The)	1,437	398,265
DexCom, Inc. (a)	2,516	359,889
Edwards Lifesciences Corp. (a)	18,610	3,240,000
Eli Lilly & Co.	4,125	442,654
Exelixis, Inc. (a)	600	10,632
Gilead Sciences, Inc.	1,160	89,564
Humana, Inc.	950	321,594
ICU Medical, Inc. (a)	230	65,033
IDEXX Laboratories, Inc. (a)	910	227,191
Illumina, Inc. (a)	7,495	2,751,114
Intuitive Surgical, Inc. (a)	1,390	797,860
IQVIA Holdings, Inc. (a)	1,190	154,391
Johnson & Johnson	4,390	606,566
Masimo Corp. (a)	855	106,482
Merck & Co., Inc.	16,893	1,198,389

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 19.0% (Continued)
Mettler-Toledo International, Inc. (a)	150	$91,347
Novartis AG - ADR	18,298	1,576,556
Novo Nordisk A/S - ADR	53,562	2,524,913
Penumbra, Inc. (a)	2,465	369,011
PRA Health Sciences, Inc. (a)	1,131	124,625
QIAGEN N.V. (a)	595	22,539
Regeneron Pharmaceuticals, Inc. (a)	8,043	3,249,694
ResMed, Inc.	3,109	358,592
Seattle Genetics, Inc. (a) (b)	1,080	83,290
Stryker Corp.	2,680	476,182
Teleflex, Inc.	70	18,626
Thermo Fisher Scientific, Inc.	1,110	270,929
UnitedHealth Group, Inc.	23,830	6,339,734
Varian Medical Systems, Inc. (a)	13,898	1,555,603
Veeva Systems, Inc. - Class A (a)	1,620	176,369
Vertex Pharmaceuticals, Inc. (a)	2,910	560,873
Waters Corp. (a)	1,320	256,978
WellCare Health Plans, Inc. (a)	1,070	342,924
West Pharmaceutical Services, Inc. (b)	710	87,664
Zoetis, Inc.	41,975	3,843,231
		50,995,755
Industrials - 8.1%
3M Co.	2,945	620,541
AMETEK, Inc.	1,194	94,469
Boeing Co. (The)	2,770	1,030,162
C.H. Robinson Worldwide, Inc.	3,030	296,698
Cintas Corp.	70	13,847
CSX Corp.	42,050	3,113,802
Curtiss-Wright Corp.	6,040	830,017
Deere & Co.	16,129	2,424,673
Dun & Bradstreet Corp. (The)	990	141,085
Emerson Electric Co.	2,570	196,811
Equifax, Inc.	620	80,953
Expeditors International of Washington, Inc.	37,521	2,758,919
Fastenal Co.	3,940	228,599
Fortive Corp. (b)	2,353	198,123

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Gardner Denver Holdings, Inc. (a)	4,760	$134,898
General Dynamics Corp.	290	59,369
Graco, Inc.	3,430	158,946
Harris Corp.	1,860	314,731
HD Supply Holdings, Inc. (a)	5,490	234,917
Hexcel Corp.	3,420	229,311
Honeywell International, Inc.	4,060	675,584
J.B. Hunt Transport Services, Inc.	4,490	534,041
KAR Auction Services, Inc.	600	35,814
Landstar System, Inc.	300	36,600
Lockheed Martin Corp.	2,410	833,764
Northrop Grumman Corp.	980	311,023
Old Dominion Freight Line, Inc.	1,160	187,062
Raytheon Co.	2,020	417,453
Rockwell Automation, Inc.	870	163,142
Rollins, Inc.	990	60,083
Toro Co. (The)	4,490	269,265
TransDigm Group, Inc. (a)	70	26,061
Union Pacific Corp.	3,490	568,276
United Parcel Service, Inc. - Class B	13,595	1,587,216
W.W. Grainger, Inc.	660	235,891
Waste Management, Inc.	2,890	261,140
Watsco, Inc.	800	142,480
XPO Logistics, Inc. (a)	20,675	2,360,465
		21,866,231
Information Technology - 41.3%
2U, Inc. (a)	2,020	151,884
Accenture plc - Class A	1,284	218,537
Activision Blizzard, Inc.	35,375	2,942,846
Adobe Systems, Inc. (a)	4,460	1,203,977
Akamai Technologies, Inc. (a)	350	25,603
Alibaba Group Holding Ltd. - ADR (a)	41,950	6,911,682
Alphabet, Inc. - Class A (a)	3,716	4,485,509
Alphabet, Inc. - Class C (a)	7,725	9,219,555
ANSYS, Inc. (a)	500	93,340
Apple, Inc.	23,522	5,309,857

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 41.3% (Continued)
Arista Networks, Inc. (a)	330	$87,734
Aspen Technology, Inc. (a)	1,528	174,054
Autodesk, Inc. (a)	27,540	4,299,269
Automatic Data Processing, Inc.	7,634	1,150,138
Booz Allen Hamilton Holding Corp.	730	36,230
Broadridge Financial Solutions, Inc.	1,370	180,772
Cadence Design Systems, Inc. (a)	14,970	678,440
CDK Global, Inc.	1,037	64,875
CDW Corp.	700	62,244
Cisco Systems, Inc.	55,219	2,686,404
Citrix Systems, Inc. (a)	3,569	396,730
Cognex Corp.	3,160	176,391
Cognizant Technology Solutions Corp. - Class A	2,200	169,730
Coherent, Inc. (a) (b)	280	48,213
Cypress Semiconductor Corp.	21,170	306,753
Euronet Worldwide, Inc. (a)	2,610	261,574
Facebook, Inc. - Class A (a)	65,209	10,724,271
Fair Isaac Corp. (a)	330	75,422
Fidelity National Information Services, Inc.	1,139	124,231
Fiserv, Inc. (a)	1,070	88,147
Fortinet, Inc. (a)	1,920	177,158
Global Payments, Inc.	750	95,550
GoDaddy, Inc. - Class A (a)	1,050	87,560
GrubHub, Inc. (a)	10,256	1,421,687
International Business Machines Corp.	2,840	429,436
Intuit, Inc.	2,240	509,376
Jack Henry & Associates, Inc.	5,238	838,499
LogMeIn, Inc.	600	53,460
Marvell Technology Group Ltd.	187	3,609
Mastercard, Inc. - Class A	7,287	1,622,159
Maxim Integrated Products, Inc.	1,110	62,593
Microsoft Corp.	74,340	8,502,267
MKS Instruments, Inc.	2,289	183,463
Monolithic Power Systems, Inc. (b)	430	53,978
National Instruments Corp.	17,130	827,893
NetApp, Inc.	760	65,276

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 41.3% (Continued)
NVIDIA Corp.	14,400	$4,046,688
Okta, Inc. (a) (b)	580	40,809
Oracle Corp.	91,122	4,698,250
Palo Alto Networks, Inc. (a)	2,380	536,119
PayPal Holdings, Inc. (a)	39,590	3,477,586
Proofpoint, Inc. (a)	3,450	366,839
PTC, Inc. (a)	23,900	2,537,941
Pure Storage, Inc. - Class A (a)	10,596	274,966
QUALCOMM, Inc. (b)	42,295	3,046,509
Red Hat, Inc. (a)	17,595	2,397,847
RingCentral, Inc. - Class A (a)	640	59,552
salesforce.com, Inc. (a)	25,740	4,093,432
ServiceNow, Inc. (a)	15,175	2,968,685
Splunk, Inc. (a)	3,080	372,403
Synopsys, Inc. (a)	1,990	196,234
Tableau Software, Inc. - Class A (a) (b)	1,399	156,324
Texas Instruments, Inc.	675	72,421
Total System Services, Inc.	2,700	266,598
Trimble, Inc. (a)	560	24,338
Twilio, Inc. - Class A (a)	960	82,829
Ultimate Software Group, Inc. (The) (a) (b)	100	32,219
Universal Display Corp. (b)	540	63,666
VeriSign, Inc. (a)	1,560	249,787
Visa, Inc. - Class A (b)	83,417	12,520,057
Workday, Inc. - Class A (a) (b)	2,560	373,709
Worldpay, Inc. - Class A (a)	5,760	583,315
Xilinx, Inc.	2,030	162,745
Zebra Technologies Corp. - Class A (a)	790	139,696
Zendesk, Inc. (a)	1,057	75,047
		111,204,987
Materials - 0.4%
GCP Applied Technologies, Inc. (a)	866	22,992
Praxair, Inc.	1,793	288,189
W.R. Grace & Co. (b)	10,835	774,269
		1,085,450

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 0.8%
Boston Properties, Inc.	890	$109,550
Crown Castle International Corp.	2,390	266,079
Equity LifeStyle Properties, Inc.	2,170	209,297
Extra Space Storage, Inc.	3,110	269,450
Hudson Pacific Properties, Inc.	806	26,372
Life Storage, Inc.	3,220	306,415
Public Storage	380	76,619
SBA Communications Corp. (a)	680	109,228
Simon Property Group, Inc.	3,870	684,023
Taubman Centers, Inc.	3,130	187,268
		2,244,301

Total Common Stocks (Cost $167,513,785)		$264,753,257

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (c)	4,315,128	$4,315,128
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (c) (d)	247,975	247,975
Total Money Market Funds (Cost $4,563,103)		$4,563,103

Total Investments at Value - 100.1% (Cost $172,076,888)		$269,316,360

Liabilities in Excess of Other Assets - (0.1%)		(314,659)

Net Assets - 100.0%		$269,001,701

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $18,852,672 (Note 5).
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2018 was $247,975. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $18,999,919 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 5.9%
Adient plc (a)	19,218	$755,460
Advance Auto Parts, Inc.	570	95,948
AutoZone, Inc. (b)	30	23,271
Best Buy Co., Inc.	160	12,698
Brunswick Corp.	3,610	241,942
Burlington Stores, Inc. (b)	1,985	323,396
Choice Hotels International, Inc. (a)	3,452	287,552
Columbia Sportswear Co.	40	3,723
Comcast Corp. - Class A	10,415	368,795
Dick's Sporting Goods, Inc.	180	6,386
DISH Network Corp. - Class A (b)	4,000	143,040
Dollar General Corp.	1,185	129,521
Dollar Tree, Inc. (b)	150	12,233
Ford Motor Co.	278,077	2,572,212
H&R Block, Inc.	10,425	268,444
Interpublic Group of Cos., Inc. (The) (a)	78,158	1,787,472
John Wiley & Sons, Inc. - Class A	515	31,209
Liberty Broadband Corp. - Series A (b)	345	29,094
Liberty Broadband Corp. - Series C (b)	1,540	129,822
Liberty Media Corp. - Liberty Formula One - Series C (b)	330	12,273
Liberty Media Corp. - Liberty SiriusXM - Series A (b)	7,200	312,768
Liberty Media Corp. - Liberty SiriusXM - Series C (b)	9,070	394,092
Madison Square Garden Co. (The) - Class A (b)	1,150	362,618
Michaels Cos., Inc. (The) (a) (b)	4,910	79,689
Newell Brands, Inc.	74,431	1,510,949
News Corp. - Class A	56,516	745,446
Omnicom Group, Inc.	24,236	1,648,533
Qurate Retail, Inc. (b)	1,495	33,204
Skechers U.S.A., Inc. - Class A (a) (b)	2,287	63,876
Target Corp.	1,965	173,332
Tiffany & Co.	540	69,644
VF Corp.	730	68,218
Walt Disney Co. (The)	200	23,388
Whirlpool Corp.	6,714	797,288
Yum China Holdings, Inc.	9,500	333,545

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 5.9% (Continued)
Yum! Brands, Inc.	3,245	$295,003
		14,146,084
Consumer Staples - 5.1%
Altria Group, Inc.	35,489	2,140,342
Brown-Forman Corp. - Class B	1,020	51,561
Coca-Cola Co. (The)	6,163	284,669
Colgate-Palmolive Co.	565	37,827
Kellogg Co.	12,014	841,221
Lamb Weston Holdings, Inc.	3,170	211,122
Nu Skin Enterprises, Inc. - Class A	7,250	597,545
PepsiCo, Inc.	299	33,428
Philip Morris International, Inc.	27,557	2,246,997
Procter & Gamble Co. (The)	9,832	818,317
Tyson Foods, Inc. - Class A	12,948	770,794
Walgreen Boots Alliance, Inc.	1,570	114,453
Walmart, Inc.	42,811	4,020,381
		12,168,657
Energy - 12.7%
Anadarko Petroleum Corp.	2,425	163,469
Baker Hughes, a GE Co.	12,296	415,974
BP plc - ADR	58,648	2,703,673
Cabot Oil & Gas Corp.	48,562	1,093,616
Cenovus Energy, Inc. (a)	99,684	999,831
Centennial Resource Development, Inc. - Class A (a) (b)	5,270	115,150
Chevron Corp.	24,146	2,952,573
Concho Resources, Inc. (b)	2,271	346,895
ConocoPhillips	25,722	1,990,883
EOG Resources, Inc.	4,950	631,472
Exxon Mobil Corp.	46,646	3,965,843
Gulfport Energy Corp. (b)	12,024	125,170
Halliburton Co.	26,208	1,062,210
Helmerich & Payne, Inc.	970	66,707
Kinder Morgan, Inc.	8,200	145,386
Kosmos Energy Ltd. (a) (b)	660	6,171
Murphy Oil Corp.	11,952	398,480
National Oilwell Varco, Inc. (a)	33,172	1,429,050

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 12.7% (Continued)
Occidental Petroleum Corp.	31,314	$2,573,071
ONEOK, Inc.	3,815	258,619
Phillips 66	19,403	2,187,106
Pioneer Natural Resources Co.	2,001	348,554
Royal Dutch Shell plc - Class A - ADR (a)	53,532	3,647,670
Schlumberger Ltd.	38,824	2,365,158
Targa Resources Corp.	1,465	82,494
Williams Cos., Inc. (The)	1,160	31,540
World Fuel Services Corp.	6,180	171,062
		30,277,827
Financials - 26.6%
Affiliated Managers Group, Inc.	1,140	155,861
Allstate Corp. (The)	3,906	385,522
Ally Financial, Inc.	5,120	135,424
American Express Co.	26,019	2,770,763
American Financial Group, Inc.	1,061	117,739
American International Group, Inc.	54,827	2,918,988
American National Insurance Co.	985	127,351
Arthur J. Gallagher & Co.	6,290	468,228
Assured Guaranty Ltd.	2,542	107,349
AXA Equitable Holdings, Inc. (a)	93,138	1,997,810
Axis Capital Holdings Ltd.	25,884	1,493,766
Bank of America Corp.	199,504	5,877,388
Bank of Hawaii Corp. (a)	1,305	102,978
Berkshire Hathaway, Inc. - Class B (b)	9,906	2,120,973
BGC Partners, Inc. - Class A	1,540	18,203
BlackRock, Inc.	188	88,610
Capital One Financial Corp.	28,618	2,716,707
Cboe Global Markets, Inc.	1,840	176,566
Cincinnati Financial Corp.	1,070	82,187
Citigroup, Inc.	41,443	2,973,121
Citizens Financial Group, Inc.	10,750	414,628
CME Group, Inc.	3,978	677,095
Commerce Bancshares, Inc.	2,589	170,926
Fidelity National Financial, Inc.	1,890	74,372
Fifth Third Bancorp	41,822	1,167,670

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 26.6% (Continued)
First American Financial Corp.	515	$26,569
First Hawaiian, Inc.	670	18,197
Franklin Resources, Inc.	40,865	1,242,705
Fulton Financial Corp.	286	4,762
Genworth Financial, Inc. - Class A (b)	420	1,751
Goldman Sachs Group, Inc. (The)	7,785	1,745,708
Hanover Insurance Group, Inc. (The)	6,950	857,422
Intercontinental Exchange, Inc.	465	34,824
Invesco Ltd.	15,118	345,900
Jefferies Financial Group, Inc.	9,510	208,840
JPMorgan Chase & Co.	59,752	6,742,415
KeyCorp	44,483	884,767
KKR & Co., Inc. - Class A (a)	36,561	997,018
Loews Corp.	32,069	1,610,826
Markel Corp. (b)	660	784,403
Mercury General Corp. (a)	386	19,362
MetLife, Inc.	60,574	2,830,017
MFA Financial, Inc.	70,250	516,338
Morgan Stanley	39,076	1,819,770
New Residential Investment Corp.	38,960	694,267
PNC Financial Services Group, Inc. (The)	1,084	147,630
ProAssurance Corp.	2,643	124,089
Progressive Corp. (The)	3,710	263,558
State Street Corp.	20,792	1,741,954
Synovus Financial Corp.	12,095	553,830
T. Rowe Price Group, Inc.	1,725	188,336
Torchmark Corp.	230	19,939
U.S. Bancorp	53,572	2,829,137
UBS Group AG (a)	28,654	450,727
Voya Financial, Inc.	36,758	1,825,770
Wells Fargo & Co.	115,627	6,077,355
Western Alliance Bancorp. (b)	5,605	318,868
Willis Towers Watson plc	3,010	424,229
		63,691,508
Health Care - 16.7%
Abbott Laboratories	7,490	549,466

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Agilent Technologies, Inc.	2,610	$184,109
Allergan plc	1,330	253,338
Alnylam Pharmaceuticals, Inc. (b)	1,122	98,197
Amgen, Inc.	12,117	2,511,733
Anthem, Inc.	1,908	522,887
Baxter International, Inc.	4,420	340,738
Becton, Dickinson and Co.	490	127,890
Boston Scientific Corp. (b)	5,370	206,745
Bristol-Myers Squibb Co.	4,460	276,877
Bruker Corp.	4,990	166,916
Cardinal Health, Inc.	37,093	2,003,022
Centene Corp. (b)	2,061	298,392
Cerner Corp. (b)	10,150	653,762
Cigna Corp.	2,689	559,984
Cooper Cos., Inc. (The)	2,682	743,316
CVS Health Corp.	51,692	4,069,195
Danaher Corp.	1,895	205,911
DaVita, Inc. (b)	1,775	127,143
DENTSPLY SIRONA, Inc.	1,910	72,083
Express Scripts Holding Co. (b)	17,649	1,676,831
Gilead Sciences, Inc.	460	35,517
HCA Healthcare, Inc.	2,435	338,757
Hill-Rom Holdings, Inc.	440	41,536
Hologic, Inc. (b)	2,160	88,517
Humana, Inc.	340	115,097
Johnson & Johnson	26,236	3,625,028
Laboratory Corp. of America Holdings (b)	140	24,315
McKesson Corp.	10,808	1,433,681
Medtronic plc	4,869	478,964
Merck & Co., Inc.	79,832	5,663,282
Mylan N.V. (b)	71,705	2,624,403
Pfizer, Inc.	153,601	6,769,196
QIAGEN N.V. (b)	1,078	40,835
Quest Diagnostics, Inc.	550	59,351
Sanofi - ADR (a)	37,130	1,658,597
Teleflex, Inc.	786	209,147

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Thermo Fisher Scientific, Inc.	2,529	$617,278
WellCare Health Plans, Inc. (b)	1,225	392,600
Zimmer Biomet Holdings, Inc.	530	69,679
		39,934,315
Industrials - 9.9%
3M Co.	50	10,536
AMETEK, Inc.	4,475	354,062
Crane Co.	1,150	113,103
CSX Corp.	1,140	84,417
Curtiss-Wright Corp.	7,600	1,044,392
Dover Corp.	24,297	2,151,013
Dun & Bradstreet Corp. (The)	345	49,166
Emerson Electric Co.	1,710	130,952
Equifax, Inc.	630	82,259
Expeditors International of Washington, Inc.	330	24,265
Fortive Corp. (a)	1,220	102,724
Gardner Denver Holdings, Inc. (b)	1,940	54,980
General Dynamics Corp.	220	45,038
General Electric Co.	414,341	4,677,910
HD Supply Holdings, Inc. (b)	600	25,674
Hexcel Corp.	5,920	396,936
Honeywell International, Inc.	3,420	569,088
IDEX Corp.	380	57,251
Ingersoll-Rand plc	1,544	157,951
Johnson Controls International plc	66,489	2,327,115
Kennametal, Inc.	2,446	106,548
L3 Technologies, Inc.	1,911	406,317
Lockheed Martin Corp.	1,310	453,208
Old Dominion Freight Line, Inc.	220	35,477
Parker-Hannifin Corp.	5,553	1,021,363
Quanta Services, Inc. (b)	1,215	40,557
Raytheon Co.	5,398	1,115,550
Republic Services, Inc.	2,325	168,935
Roper Technologies, Inc.	1,249	369,966
Southwest Airlines Co.	25,441	1,588,790
Spirit AeroSystems Holdings, Inc. - Class A	65	5,959

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Stanley Black & Decker, Inc.	13,644	$1,998,027
Terex Corp.	750	29,933
Union Pacific Corp.	320	52,106
United Technologies Corp.	21,343	2,983,964
W.W. Grainger, Inc.	919	328,460
Waste Management, Inc.	5,505	497,431
WESCO International, Inc. (b)	775	47,624
Xylem, Inc.	720	57,506
		23,766,553
Information Technology - 9.6%
Akamai Technologies, Inc. (b)	330	24,140
Apple, Inc.	1,484	334,998
Autodesk, Inc. (b)	860	134,255
Booz Allen Hamilton Holding Corp.	5,989	297,234
Cisco Systems, Inc.	51,036	2,482,901
Cognizant Technology Solutions Corp. - Class A	23,086	1,781,085
Cypress Semiconductor Corp.	14,280	206,917
Fidelity National Information Services, Inc.	5,650	616,246
Hewlett Packard Enterprise Co.	129,143	2,106,322
Intel Corp.	12,937	611,791
International Business Machines Corp.	12,392	1,873,794
Juniper Networks, Inc.	5,464	163,756
LogMeIn, Inc.	10	891
Marvell Technology Group Ltd.	7,480	144,364
Microsoft Corp.	14,320	1,637,778
Motorola Solutions, Inc.	100	13,014
National Instruments Corp.	16,185	782,222
Oracle Corp.	111,884	5,768,738
Qorvo, Inc. (b)	190	14,609
QUALCOMM, Inc. (a)	28,182	2,029,950
SS&C Technologies Holdings, Inc.	100	5,683
Synopsys, Inc. (b)	4,424	436,251
Teradata Corp. (a) (b)	1,320	49,777
Trimble, Inc. (b)	5,885	255,762
Vishay Intertechnology, Inc.	4	81
Worldpay, Inc. - Class A (b)	8,510	861,808

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Xilinx, Inc.	2,955	$236,902
Zillow Group, Inc. - Class A (b)	470	20,774
		22,892,043
Materials - 2.4%
Air Products & Chemicals, Inc.	704	117,603
AptarGroup, Inc.	2,976	320,634
Bemis Co., Inc.	2,156	104,782
Cabot Corp.	5,240	328,653
CF Industries Holdings, Inc.	2,035	110,785
DowDuPont, Inc.	38,500	2,475,935
Praxair, Inc.	11,373	1,827,982
Sonoco Products Co.	3,428	190,254
W.R. Grace & Co. (a)	2,460	175,792
		5,652,420
Real Estate - 2.5%
Apartment Investment & Management Co. - Class A	10	441
Apple Hospitality REIT, Inc.	15,990	279,665
Brandywine Realty Trust	16,086	252,872
Brixmor Property Group, Inc.	19,470	340,920
Camden Property Trust	970	90,763
Crown Castle International Corp.	70	7,793
Duke Realty Corp.	16,480	467,538
Equity Commonwealth (b)	5,610	180,025
Equity Residential	3,060	202,756
HCP, Inc.	70,669	1,860,007
Highwoods Properties, Inc.	2,320	109,643
Host Hotels & Resorts, Inc.	3,060	64,566
Howard Hughes Corp. (The) (b)	695	86,333
Mid-America Apartment Communities, Inc.	1,300	130,234
Prologis, Inc.	8,730	591,807
Retail Properties of America, Inc. - Class A	100	1,219
Simon Property Group, Inc.	1,930	341,128
Sun Communities, Inc.	15	1,523
UDR, Inc.	2,750	111,183
Ventas, Inc.	11,050	600,898
Vornado Realty Trust	2,140	156,220

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 2.5% (Continued)
W.P. Carey, Inc. (a)	1,540	$99,037
Weingarten Realty Investors	480	14,285
		5,990,856
Telecommunication Services - 2.6%
AT&T, Inc.	103,540	3,476,873
CenturyLink, Inc.	12,780	270,936
Verizon Communications, Inc.	48,361	2,581,994
		6,329,803
Utilities - 4.6%
Aqua America, Inc.	2,535	93,542
Avangrid, Inc.	26,669	1,278,245
CenterPoint Energy, Inc.	5,453	150,775
Dominion Energy, Inc.	230	16,164
DTE Energy Co.	367	40,051
Duke Energy Corp.	440	35,209
Edison International	37,924	2,566,696
Entergy Corp.	35,045	2,843,201
Exelon Corp.	55,077	2,404,662
FirstEnergy Corp.	365	13,567
MDU Resources Group, Inc.	21,260	546,169
National Fuel Gas Co.	835	46,810
NextEra Energy, Inc.	140	23,464
NRG Energy, Inc.	4,865	181,951
Southern Co. (The)	6,880	299,968
Vectren Corp.	1,146	81,928
Vistra Energy Corp. (b)	14,560	362,253
WEC Energy Group, Inc.	1,060	70,766
		11,055,421

Total Common Stocks (Cost $202,709,068)		$235,905,487

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (c)	3,274,088	$3,274,088
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (c) (d)	277,240	277,240
Total Money Market Funds (Cost $3,551,328)		$3,551,328

Total Investments at Value - 100.1% (Cost $206,260,396)		$239,456,815

Liabilities in Excess of Other Assets - (0.1%)		(289,290)

Net Assets - 100.0%		$239,167,525

(a)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $11,726,829 (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2018 was $277,240. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,811,579 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 11.6%
American Eagle Outfitters, Inc.	5,170	$128,371
American Public Education, Inc. (a)	370	12,229
At Home Group, Inc. (a)	1,847	58,236
BJ's Restaurants, Inc.	665	48,013
Bloomin' Brands, Inc.	3,400	67,286
Boot Barn Holdings, Inc. (a)	2,600	73,866
Callaway Golf Co.	1,627	39,520
Career Education Corp. (a)	790	11,795
Cavco Industries, Inc. (a)	3,215	813,395
Children's Place, Inc. (The) (b)	1,087	138,918
Churchill Downs, Inc.	50	13,885
Columbia Sportswear Co.	150	13,961
Core-Mark Holding Co., Inc.	1,240	42,110
Crocs, Inc. (a)	1,385	29,487
Culp, Inc.	226	5,469
Dave & Buster's Entertainment, Inc. (b)	1,040	68,869
Deckers Outdoor Corp. (a)	1,015	120,359
Denny's Corp. (a)	1,064	15,662
Entravision Communications Corp. - Class A	1,195	5,856
Five Below, Inc. (a)	1,948	253,356
Fox Factory Holding Corp. (a)	25	1,751
G-III Apparel Group Ltd. (a)	1,320	63,611
Grand Canyon Education, Inc. (a)	919	103,663
Groupon, Inc. (a) (b)	9,350	35,250
Helen of Troy Ltd. (a)	750	98,175
Hudson Ltd. - Class A (a)	210	4,738
IMAX Corp. (a) (b)	2,710	69,918
Installed Building Products, Inc. (a)	150	5,850
Jack in the Box, Inc.	905	75,866
La-Z-Boy, Inc.	435	13,746
Liberty Media Corp. - Liberty Braves - Series C (a)	120	3,270
Lindblad Expeditions Holdings, Inc. (a) (b)	1,890	28,104
Malibu Boats, Inc. - Class A (a)	15,205	832,017
Marriott Vacations Worldwide Corp.	120	13,410
MCBC Holdings, Inc. (a)	1,885	67,634

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 11.6% (Continued)
Monarch Casino & Resort, Inc. (a) (b)	10	$455
National Vision Holdings, Inc. (a)	100	4,514
New York Times Co. (The) - Class A (b)	275	6,366
Nutrisystem, Inc. (b)	1,435	53,167
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	1,360	130,696
Planet Fitness, Inc. - Class A (a)	2,655	143,450
RCI Hospitality Holdings, Inc.	570	16,878
Ruth's Hospitality Group, Inc.	3,895	122,887
Shake Shack, Inc. - Class A (a) (b)	590	37,176
Shutterfly, Inc. (a) (b)	950	62,595
Sleep Number Corp. (a) (b)	700	25,746
Sonic Corp.	20,971	908,883
Steven Madden Ltd.	31,519	1,667,354
Stoneridge, Inc. (a)	1,100	32,692
Strategic Education, Inc.	520	71,256
Tailored Brands, Inc. (b)	3,580	90,180
Texas Roadhouse, Inc. (b)	1,270	87,998
Tile Shop Holdings, Inc. (b)	690	4,934
Tilly's, Inc. - Class A	870	16,487
TopBuild Corp. (a) (b)	12,085	686,670
Weight Watchers International, Inc. (a)	1,710	123,102
Wingstop, Inc.	1,415	96,602
Winmark Corp. (b)	455	75,530
Winnebago Industries, Inc.	320	10,608
Wolverine World Wide, Inc.	3,805	148,585
World Wrestling Entertainment, Inc. - Class A (b)	270	26,117
Zumiez, Inc. (a) (b)	1,620	42,687
		8,071,261
Consumer Staples - 5.4%
Calavo Growers, Inc. (b)	12,835	1,239,861
Chefs' Warehouse, Inc. (The) (a)	2,260	82,151
Craft Brew Alliance, Inc. (a)	330	5,396
Inter Parfums, Inc. (b)	21,080	1,358,606
J & J Snack Foods Corp. (b)	4,351	656,522
Limoneira Co.	1,250	32,638
Medifast, Inc.	655	145,115

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 5.4% (Continued)
Performance Food Group Co. (a)	1,227	$40,859
Primo Water Corp. (a)	350	6,317
USANA Health Sciences, Inc. (a)	760	91,618
Vector Group Ltd. (b)	8,169	112,569
		3,771,652
Energy - 2.9%
Adams Resources & Energy, Inc.	50	2,123
Cactus, Inc. - Class A (a)	1,520	58,186
Callon Petroleum Co. (a) (b)	37,405	448,486
CONSOL Energy, Inc. (a)	970	39,586
Delek US Holdings, Inc.	790	33,520
Keane Group, Inc. (a)	2,890	35,749
Nine Energy Services, Inc. (a) (b)	110	3,364
Panhandle Oil and Gas, Inc. - Class A	1,657	30,572
RigNet, Inc. (a)	1,320	26,862
Ring Energy, Inc. (a)	2,125	21,059
SRC Energy, Inc. (a)	1,030	9,157
Ultra Petroleum Corp. (a) (b)	3,345	3,746
WildHorse Resource Development Corp. (a) (b)	54,960	1,299,253
		2,011,663
Financials - 7.3%
Artisan Partners Asset Management, Inc. - Class A	560	18,144
Banc of California, Inc. (b)	66,523	1,257,286
Bank of N.T. Butterfield & Son Ltd. (The)	2,170	112,536
Blucora, Inc. (a)	540	21,735
Blue Hills Bancorp, Inc.	300	7,230
BrightSphere Investment Group plc	7,450	92,379
CenterState Bank Corp.	28,410	796,901
Donnelley Financial Solutions, Inc. (a)	200	3,584
Eagle Bancorp, Inc. (a)	808	40,885
eHealth, Inc. (a) (b)	540	15,260
Essent Group Ltd. (a)	4,260	188,505
Evercore, Inc. - Class A	680	68,374
Federated Investors, Inc. - Class B (b)	1,930	46,552
First Financial Bankshares, Inc. (b)	680	40,188
FirstCash, Inc.	540	44,280

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 7.3% (Continued)
Glacier Bancorp, Inc. (b)	1,060	$45,675
Green Dot Corp. - Class A (a)	1,775	157,656
Hallmark Financial Services, Inc. (a)	100	1,100
Home BancShares, Inc.	2,080	45,552
Investment Technology Group, Inc.	1,460	31,624
Kemper Corp.	1,460	117,457
Kingstone Cos., Inc.	190	3,610
Kinsale Capital Group, Inc. (b)	410	26,183
LegacyTexas Financial Group, Inc. (b)	19,954	850,040
LendingClub Corp. (a) (b)	3,330	12,920
LendingTree, Inc. (a) (b)	1,705	392,320
Meta Financial Group, Inc. (b)	205	16,943
Moelis & Co. - Class A	1,670	91,516
Navigators Group, Inc. (The)	740	51,134
NMI Holdings, Inc. - Class A (a)	2,460	55,719
On Deck Capital, Inc. (a)	5,290	40,045
Piper Jaffray Cos.	270	20,615
Pzena Investment Management, Inc. - Class A	1,795	17,124
Regional Management Corp. (a)	335	9,658
RLI Corp.	1,240	97,439
ServisFirst Bancshares, Inc. (b)	315	12,332
Silvercrest Asset Management Group, Inc. - Class A (b)	441	6,108
Stock Yards Bancorp, Inc.	1,880	68,244
Washington Trust Bancorp, Inc.	1,210	66,913
WisdomTree Investments, Inc. (b)	10,920	92,601
WSFS Financial Corp.	410	19,332
		5,103,699
Health Care - 25.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	1,189	24,684
Acceleron Pharma, Inc. (a) (b)	1,080	61,808
Aclaris Therapeutics, Inc. (a) (b)	820	11,906
Acorda Therapeutics, Inc. (a)	285	5,600
Addus HomeCare Corp. (a)	870	61,031
Aerie Pharmaceuticals, Inc. (a) (b)	540	33,237
Aimmune Therapeutics, Inc. (a) (b)	2,025	55,242
Akebia Therapeutics, Inc. (a)	2,060	18,190

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 25.5% (Continued)
Akorn, Inc. (a) (b)	2,240	$29,075
Albireo Pharma, Inc. (a)	240	7,910
Amedisys, Inc. (a)	1,295	161,823
American Renal Associates Holdings, Inc. (a)	240	5,196
Amicus Therapeutics, Inc. (a) (b)	3,460	41,831
AnaptysBio, Inc. (a) (b)	635	63,354
Array BioPharma, Inc. (a) (b)	5,345	81,244
Assembly Biosciences, Inc. (a)	240	8,914
Audentes Therapeutics, Inc. (a)	240	9,502
BioSpecifics Technologies Corp. (a)	550	32,170
BioTelemetry, Inc. (a) (b)	14,585	940,003
bluebird bio, Inc. (a) (b)	285	41,610
Blueprint Medicines Corp. (a)	1,233	96,248
Calithera Biosciences, Inc. (a) (b)	480	2,520
Cambrex Corp. (a)	20,770	1,420,668
Cantel Medical Corp.	11,505	1,059,149
Cardiovascular Systems, Inc. (a)	1,650	64,581
Catalyst Pharmaceutical, Inc. (a)	2,770	10,471
Cerus Corp. (a)	1,480	10,671
Chemed Corp.	364	116,327
ChemoCentryx, Inc. (a)	1,555	19,655
Clovis Oncology, Inc. (a) (b)	741	21,763
Concert Pharmaceuticals, Inc. (a)	480	7,123
CONMED Corp.	1,490	118,038
Corcept Therapeutics, Inc. (a) (b)	6,339	88,873
CorVel Corp. (a)	3,234	194,849
Cutera, Inc. (a) (b)	540	17,577
CytomX Therapeutics, Inc. (a)	1,315	24,328
Diplomat Pharmacy, Inc. (a) (b)	700	13,587
Eagle Pharmaceuticals, Inc. (a) (b)	730	50,611
Editas Medicine, Inc. (a) (b)	470	14,955
Emergent BioSolutions, Inc. (a)	1,190	78,338
Enanta Pharmaceuticals, Inc. (a)	190	16,237
Endo International plc (a) (b)	250	4,208
Ensign Group, Inc. (The)	860	32,611
Enzo Biochem, Inc. (a)	9,610	39,593

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 25.5% (Continued)
Exact Sciences Corp. (a) (b)	218	$17,205
FibroGen, Inc. (a) (b)	1,205	73,204
Fluidigm Corp. (a) (b)	1,820	13,632
FONAR Corp. (a)	420	10,458
Genomic Health, Inc. (a)	2,285	160,453
Global Blood Therapeutics, Inc. (a) (b)	2,570	97,660
Globus Medical, Inc. - Class A (a)	3,300	187,308
Haemonetics Corp. (a)	2,075	237,754
Halozyme Therapeutics, Inc. (a)	12,115	220,129
HealthEquity, Inc. (a) (b)	1,980	186,932
HealthStream, Inc.	2,750	85,278
Heron Therapeutics, Inc. (a) (b)	420	13,293
Heska Corp. (a) (b)	2,092	237,045
HMS Holdings Corp. (a)	1,660	54,465
Horizon Pharma plc (a)	1,930	37,789
ImmunoGen, Inc. (a) (b)	5,565	52,701
Innoviva, Inc. (a)	810	12,344
Inogen, Inc. (a) (b)	835	203,840
Insmed, Inc. (a) (b)	3,395	68,647
Insulet Corp. (a) (b)	430	45,559
Integer Holdings Corp. (a)	1,460	121,107
Intercept Pharmaceuticals, Inc. (a) (b)	90	11,372
Intersect ENT, Inc. (a)	2,220	63,825
Intra-Cellular Therapies, Inc. (a) (b)	1,570	34,069
Iovance Biotherapeutics, Inc. (a) (b)	50	563
iRhythm Technologies, Inc. (a)	1,150	108,859
Ironwood Pharmaceuticals, Inc. (a) (b)	532	9,821
K2M Group Holdings, Inc. (a) (b)	1,880	51,456
Kala Pharmaceuticals, Inc. (a) (b)	260	2,566
Karyopharm Therapeutics, Inc. (a)	2,520	42,916
Kura Oncology, Inc. (a) (b)	510	8,925
Lantheus Holdings, Inc. (a)	2,010	30,050
LeMaitre Vascular, Inc.	17,368	672,835
LHC Group, Inc. (a)	1,055	108,654
Ligand Pharmaceuticals, Inc. (a)	270	74,112
LivaNova plc (a)	1,190	147,524

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 25.5% (Continued)
Loxo Oncology, Inc. (a)	340	$58,082
Luminex Corp. (b)	2,700	81,837
MacroGenics, Inc. (a)	3,710	79,542
Masimo Corp. (a)	1,130	140,730
Medidata Solutions, Inc. (a) (b)	11,104	814,033
Medpace Holdings, Inc. (a)	2,600	155,766
Meridian Bioscience, Inc.	3,060	45,594
Merit Medical Systems, Inc. (a)	900	55,305
MyoKardia, Inc. (a) (b)	100	6,520
Myriad Genetics, Inc. (a)	2,530	116,380
NanoString Technologies, Inc. (a)	740	13,194
Natera, Inc. (a)	51	1,221
Natus Medical, Inc. (a) (b)	280	9,982
Neogen Corp. (a)	7,296	521,883
NeoGenomics, Inc. (a)	33,320	511,462
Nevro Corp. (a)	2,410	137,370
NextGen Healthcare, Inc. (a)	1,160	23,293
NovoCure Ltd. (a)	1,837	96,259
NuVasive, Inc. (a) (b)	820	58,204
Nuvectra Corp. (a)	1,010	22,200
OraSure Technologies, Inc. (a)	5,070	78,332
Orthofix Medical, Inc. (a)	660	38,155
Oxford Immunotec Global plc (a) (b)	2,070	33,596
Pacira Pharmaceuticals, Inc. (a)	670	32,931
Penumbra, Inc. (a)	120	17,964
Phibro Animal Health Corp. - Class A	2,460	105,534
Pieris Pharmaceuticals, Inc. (a) (b)	7,560	42,336
PRA Health Sciences, Inc. (a)	13,568	1,495,058
Providence Service Corp. (The) (a)	1,570	105,630
PTC Therapeutics, Inc. (a)	730	34,310
Puma Biotechnology, Inc. (a) (b)	1,055	48,372
Quidel Corp. (a)	750	48,878
Recro Pharma, Inc. (a) (b)	2,130	15,144
REGENXBIO, Inc. (a)	748	56,474
Repligen Corp. (a) (b)	18,600	1,031,555
Revance Therapeutics, Inc. (a)	2,040	50,694

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 25.5% (Continued)
Rigel Pharmaceuticals, Inc. (a)	11,330	$36,369
Sangamo Therapeutics, Inc. (a) (b)	4,245	71,953
Simulations Plus, Inc.	1,840	37,168
STAAR Surgical Co. (a)	1,490	71,520
Stemline Therapeutics, Inc. (a)	1,490	24,734
Supernus Pharmaceuticals, Inc. (a)	19,260	969,741
Surmodics, Inc. (a)	920	68,678
Syros Pharmaceuticals, Inc. (a)	3,480	41,447
Tabula Rasa HealthCare, Inc. (a) (b)	11,398	925,403
Tactile Systems Technology, Inc. (a) (b)	720	51,156
Tandem Diabetes Care, Inc. (a)	70	2,999
Tenet Healthcare Corp. (a)	580	16,507
Tivity Health, Inc. (a)	2,215	71,212
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,085	82,829
Vanda Pharmaceuticals, Inc. (a)	4,915	112,799
Vericel Corp. (a)	4,360	61,694
Vocera Communications, Inc. (a) (b)	1,070	39,141
Wright Medical Group N.V. (a) (b)	4,370	126,817
Xencor, Inc. (a)	363	14,146
Zafgen, Inc. (a)	700	8,183
		17,739,977
Industrials - 17.0%
Advanced Drainage Systems, Inc.	2,060	63,654
Aerojet Rocketdyne Holdings, Inc. (a)	3,795	128,992
AeroVironment, Inc. (a) (b)	1,620	181,715
Albany International Corp. - Class A	1,600	127,200
Allied Motion Technologies, Inc.	550	29,937
American Woodmark Corp. (a) (b)	1,141	89,511
Applied Industrial Technologies, Inc.	1,170	91,553
ArcBest Corp. (b)	555	26,945
ASGN, Inc. (a)	1,430	112,870
Atkore International Group, Inc. (a)	1,554	41,228
Axon Enterprise, Inc. (a) (b)	740	50,638
AZZ, Inc.	1,740	87,870
Barnes Group, Inc.	3,020	214,510
Barrett Business Services, Inc.	985	65,778

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Beacon Roofing Supply, Inc. (a)	11,240	$406,776
Brady Corp. - Class A	1,235	54,031
Brink's Co. (The) (b)	1,915	133,570
Casella Waste Systems, Inc. - Class A (a)	1,560	48,454
Cimpress N.V. (a)	860	117,485
Comfort Systems USA, Inc.	2,830	159,612
Continental Building Products, Inc. (a)	3,600	135,180
CRA International, Inc.	520	26,114
CSW Industrials, Inc. (a)	680	36,516
EMCOR Group, Inc.	1,190	89,381
EnerSys	1,665	145,071
Exponent, Inc.	2,636	141,290
Federal Signal Corp.	1,080	28,922
Forward Air Corp.	1,785	127,985
Franklin Electric Co., Inc.	2,350	111,038
Generac Holdings, Inc. (a)	3,265	184,178
Gorman-Rupp Co. (The)	507	18,506
Harsco Corp. (a)	2,496	71,261
Healthcare Services Group, Inc. (b)	145	5,890
Heidrick & Struggles International, Inc.	450	15,233
Heritage-Crystal Clean, Inc. (a)	365	7,793
Herman Miller, Inc.	575	22,080
Hillenbrand, Inc.	2,500	130,750
HNI Corp.	770	34,065
Insperity, Inc.	1,015	119,719
Insteel Industries, Inc.	15,985	573,542
Interface, Inc.	2,270	53,005
JELD-WEN Holding, Inc. (a) (b)	230	5,672
John Bean Technologies Corp.	1,390	165,827
Kadant, Inc.	238	25,668
Kennametal, Inc.	3,825	166,616
Kimball International, Inc. - Class B	2,075	34,756
Knoll, Inc.	53,270	1,249,181
Korn/Ferry International	1,930	95,033
Lydall, Inc. (a)	690	29,739
Marten Transport Ltd.	28,356	596,894

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Masonite International Corp. (a)	260	$16,666
Mercury Systems, Inc. (a) (b)	16,555	915,823
Meritor, Inc. (a)	770	14,907
Milacron Holdings Corp. (a)	80	1,620
Mistras Group, Inc. (a)	520	11,268
Mueller Industries, Inc.	1,438	41,673
Mueller Water Products, Inc. - Series A	7,510	86,440
MYR Group, Inc. (a)	1,081	35,284
NCI Building Systems, Inc. (a)	111	1,682
Patrick Industries, Inc. (a)	1,102	65,238
PGT Innovations, Inc. (a)	3,120	67,392
Pitney Bowes, Inc.	2,370	16,780
Proto Labs, Inc. (a)	550	88,963
Raven Industries, Inc.	3,860	176,595
Saia, Inc. (a)	16,461	1,258,444
Simpson Manufacturing Co., Inc.	3,270	236,944
SiteOne Landscape Supply, Inc. (a) (b)	15,039	1,133,037
Sparton Corp. (a)	220	3,175
Standex International Corp.	595	62,029
Sterling Construction Co., Inc. (a)	960	13,747
Sun Hydraulics Corp. (b)	360	19,721
Tennant Co. (b)	570	43,292
TPI Composites, Inc. (a)	1,720	49,106
Trex Co., Inc. (a)	1,800	138,564
Vectrus, Inc. (a)	705	21,989
WageWorks, Inc. (a)	12,145	519,199
Watts Water Technologies, Inc. - Class A	60	4,980
Woodward, Inc.	1,745	141,101
		11,864,893
Information Technology - 23.6%
2U, Inc. (a)	515	38,723
8x8, Inc. (a)	4,450	94,563
A10 Networks, Inc. (a) (b)	2,495	15,170
ADTRAN, Inc.	20	353
Advanced Energy Industries, Inc. (a)	990	51,134
Alarm.com Holdings, Inc. (a)	295	16,933

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Altair Engineering, Inc. - Class A (a)	1,630	$70,824
Alteryx, Inc. - Class A (a) (b)	870	49,773
American Software, Inc. - Class A	60	728
AppFolio, Inc. - Class A (a)	220	17,248
Apptio, Inc. - Class A (a) (b)	1,660	61,354
Aspen Technology, Inc. (a)	210	23,921
Axcelis Technologies, Inc. (a)	1,675	32,914
Badger Meter, Inc.	1,080	57,186
Blackbaud, Inc.	150	15,222
BlackLine, Inc. (a)	880	49,694
Bottomline Technologies (de), Inc. (a)	940	68,347
Box, Inc. - Class A (a)	35,860	857,412
Brightcove, Inc. (a)	250	2,100
Cabot Microelectronics Corp.	6,872	708,983
CalAmp Corp. (a) (b)	2,500	59,900
Carbonite, Inc. (a)	315	11,230
Cardtronics plc - Class A (a)	2,790	88,276
Care.com, Inc. (a)	5,450	120,500
CarGurus, Inc. (a)	1,840	102,470
Casa Systems, Inc. (a) (b)	310	4,573
Cass Information Systems, Inc.	611	39,788
CEVA, Inc. (a)	11,608	333,730
ChannelAdvisor Corp. (a)	735	9,151
Cirrus Logic, Inc. (a)	830	32,038
Cloudera, Inc. (a)	1,623	28,646
CommVault Systems, Inc. (a)	1,697	118,790
Control4 Corp. (a)	3,250	111,573
Cornerstone OnDemand, Inc. (a)	2,208	125,304
Coupa Software, Inc. (a)	1,430	113,113
Diodes, Inc. (a)	650	21,639
Ellie Mae, Inc. (a)	4,316	409,026
Entegris, Inc.	3,325	96,259
Envestnet, Inc. (a)	1,755	106,967
ePlus, Inc. (a)	15	1,391
Etsy, Inc. (a)	3,950	202,950
EVERTEC, Inc.	1,135	27,354

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
ExlService Holdings, Inc. (a)	773	$51,173
Extreme Networks, Inc. (a)	4,860	26,633
Fair Isaac Corp. (a)	559	127,759
FARO Technologies, Inc. (a)	1,070	68,855
Five9, Inc. (a)	2,700	117,963
ForeScout Technologies, Inc. (a)	860	32,474
Hortonworks, Inc. (a)	4,275	97,513
HubSpot, Inc. (a) (b)	1,070	161,517
II-VI, Inc. (a) (b)	10	473
Immersion Corp. (a)	1,510	15,961
Imperva, Inc. (a)	1,770	82,217
Information Services Group, Inc. (a)	2,325	11,114
Instructure, Inc. (a)	1,060	37,524
Integrated Device Technology, Inc. (a)	20,009	940,622
InterDigital, Inc.	90	7,200
IntriCon Corp. (a)	150	8,430
Itron, Inc. (a)	10	642
j2 Global, Inc. (b)	2,390	198,011
Limelight Networks, Inc. (a)	10,510	52,760
Littelfuse, Inc.	100	19,789
LivePerson, Inc. (a)	460	11,937
LogMeIn, Inc.	115	10,247
Lumentum Holdings, Inc. (a) (b)	1,360	81,531
MAXIMUS, Inc.	6,580	428,094
Mesa Laboratories, Inc.	2,180	404,651
Methode Electronics, Inc.	1,135	41,087
MINDBODY, Inc. - Class A (a) (b)	28,707	1,166,939
MKS Instruments, Inc.	1,175	94,176
Model N, Inc. (a)	1,970	31,225
Monotype Imaging Holdings, Inc.	5,230	105,646
Nanometrics, Inc. (a)	1,505	56,468
New Relic, Inc. (a)	1,955	184,220
NIC, Inc. (b)	1,845	27,306
NVE Corp.	1,037	109,798
Okta, Inc. (a)	430	30,255
OSI Systems, Inc. (a) (b)	430	32,813

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Park Electrochemical Corp.	3,180	$61,978
Paylocity Holding Corp. (a)	790	63,453
Pegasystems, Inc.	30,141	1,886,826
Plantronics, Inc.	1,365	82,309
Progress Software Corp.	4,480	158,099
Proofpoint, Inc. (a)	945	100,482
PROS Holdings, Inc. (a)	300	10,506
Pure Storage, Inc. - Class A (a)	1,630	42,298
Q2 Holdings, Inc. (a) (b)	514	31,123
QAD, Inc. - Class A	180	10,197
Qualys, Inc. (a)	15,540	1,384,613
Quantenna Communications, Inc. (a)	430	7,934
QuinStreet, Inc. (a)	4,640	62,965
Rapid7, Inc. (a)	1,175	43,381
RealPage, Inc. (a)	490	32,291
RingCentral, Inc. - Class A (a)	335	31,172
Rogers Corp. (a)	195	28,727
Rosetta Stone, Inc. (a)	550	10,940
Rudolph Technologies, Inc. (a)	850	20,783
SailPoint Technology Holdings, Inc. (a) (b)	3,960	134,719
Science Applications International Corp.	190	15,314
Semtech Corp. (a)	1,410	78,396
SendGrid, Inc. (a)	2,240	82,410
Shutterstock, Inc.	850	46,393
Silicon Laboratories, Inc. (a)	5,094	467,628
SPS Commerce, Inc. (a)	615	61,033
Stamps.com, Inc. (a) (b)	651	147,256
Syntel, Inc. (a)	1,451	59,462
Trade Desk, Inc. (The) - Class A (a) (b)	480	72,437
TTEC Holdings, Inc.	693	17,949
Twilio, Inc. - Class A (a)	190	16,393
Varonis Systems, Inc. (a)	590	43,218
Virtusa Corp. (a) (b)	810	43,505
Vishay Precision Group, Inc. (a)	50	1,870
WNS Holdings Ltd. - ADR (a)	22,547	1,144,259
Workiva, Inc. (a)	3,000	118,500

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
XO Group, Inc. (a)	4,794	$165,297
Yelp, Inc. (a)	5,543	272,715
Zendesk, Inc. (a)	335	23,785
Zix Corp. (a)	11,703	64,952
		16,419,841
Materials - 2.3%
American Vanguard Corp.	1,360	24,480
Ingevity Corp. (a)	2,125	216,495
Kaiser Aluminum Corp.	285	31,082
KMG Chemicals, Inc.	610	46,092
Koppers Holdings, Inc. (a)	575	17,911
Louisiana-Pacific Corp.	6,065	160,662
Myers Industries, Inc.	6,015	139,849
Neenah, Inc.	79	6,818
Quaker Chemical Corp. (b)	4,916	994,064
		1,637,453
Real Estate - 1.0%
CareTrust REIT, Inc.	1,910	33,826
City Office REIT, Inc.	2,590	32,686
EastGroup Properties, Inc.	1,533	146,584
First Industrial Realty Trust, Inc.	3,070	96,398
GEO Group, Inc. (The)	1,270	31,953
Monmouth Real Estate Investment Corp. (b)	200	3,344
National Health Investors, Inc.	1,630	123,212
NexPoint Residential Trust, Inc.	360	11,952
PotlatchDeltic Corp. (b)	1,390	56,921
RE/MAX Holdings, Inc. - Class A	870	38,585
RMR Group, Inc. (The) - Class A	360	33,408
Ryman Hospitality Properties, Inc.	760	65,489
Terreno Realty Corp.	120	4,524
		678,882
Telecommunication Services - 1.9%
Boingo Wireless, Inc. (a)	3,630	126,687
Cogent Communications Holdings, Inc.	17,279	964,168
Shenandoah Telecommunications Co.	3,840	148,800

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Telecommunication Services - 1.9% (Continued)
Vonage Holdings Corp. (a)	4,095	$57,985
		1,297,640
Utilities - 0.1%
American States Water Co.	60	3,668
York Water Co. (The)	1,800	54,720
		58,388

Total Common Stocks (Cost $52,782,697)		$68,655,349

MONEY MARKET FUNDS - 3.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (c)	1,591,128	$1,591,128
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (c) (d)	1,022,017	1,022,017
Total Money Market Funds (Cost $2,613,145)		$2,613,145

Total Investments at Value - 102.4% (Cost $55,395,842)		$71,268,494

Liabilities in Excess of Other Assets - (2.4%)		(1,646,354)

Net Assets - 100.0%		$69,622,140

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $14,913,809 (Note 5).
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.

(d)

The security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2018 was $1,022,017. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $14,234,915 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 9.8%
Aaron's, Inc.	816	$44,439
Adtalem Global Education, Inc. (a)	1,765	85,073
American Axle & Manufacturing Holdings, Inc. (a) (b)	990	17,266
American Eagle Outfitters, Inc.	3,252	80,747
American Outdoor Brands Corp. (a)	7,620	118,338
American Public Education, Inc. (a)	1,464	48,385
Barnes & Noble, Inc. (b)	3,463	20,085
Bassett Furniture Industries, Inc.	3,230	68,638
Bed Bath & Beyond, Inc. (b)	4,250	63,750
Caleres, Inc. (b)	3,040	109,014
Callaway Golf Co.	920	22,347
Cato Corp. (The) - Class A	2,700	56,754
Chico's FAS, Inc.	5,674	49,194
Citi Trends, Inc.	2,000	57,540
Columbia Sportswear Co.	1,145	106,565
Core-Mark Holding Co., Inc.	3,230	109,691
Deckers Outdoor Corp. (a)	419	49,685
DSW, Inc. - Class A (b)	5,521	187,051
Emerald Expostions Events, Inc.	2,720	44,826
Express, Inc. (a) (b)	3,260	36,056
Flexsteel Industries, Inc.	879	26,141
Fred's, Inc. - Class A (b)	20,525	41,871
G-III Apparel Group Ltd. (a)	2,510	120,957
Guess?, Inc.	2,290	51,754
Haverty Furniture Cos., Inc.	1,590	35,139
Helen of Troy Ltd. (a)	3,365	440,479
Hooker Furniture Corp.	26,077	881,402
Jack in the Box, Inc.	1,795	150,475
K12, Inc. (a)	5,826	103,120
Kirkland's, Inc. (a)	501	5,055
La-Z-Boy, Inc.	1,157	36,561
Movado Group, Inc.	2,271	95,155
MSG Networks, Inc. - Class A (a) (b)	6,030	155,574
Murphy USA, Inc. (a) (b)	1,030	88,024
National CineMedia, Inc.	7,440	78,790

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 9.8% (Continued)
New Media Investment Group, Inc.	3,055	$47,933
New York Times Co. (The) - Class A (b)	2,769	64,102
Office Depot, Inc.	7,425	23,834
Shiloh Industries, Inc. (a) (b)	739	8,129
Shoe Carnival, Inc. (b)	1,504	57,904
Signet Jewelers Ltd.	2,650	174,715
Standard Motor Products, Inc.	1,031	50,746
Stoneridge, Inc. (a)	16,178	480,809
Strategic Education, Inc.	362	49,605
Superior Industries International, Inc.	1,130	19,267
Taylor Morrison Home Corp. - Class A (a)	44,330	799,713
Tilly's, Inc. - Class A	2,837	53,761
TRI Pointe Group, Inc. (a) (b)	54,601	677,052
Tupperware Brands Corp. (b)	2,590	86,636
Vera Bradley, Inc. (a)	6,610	100,869
Vista Outdoor, Inc. (a)	3,700	66,193
Weight Watchers International, Inc. (a)	710	51,113
Wingstop, Inc.	500	34,135
Zumiez, Inc. (a)	1,550	40,843
		6,573,300
Consumer Staples - 2.2%
Cal-Maine Foods, Inc.	2,150	103,845
Central Garden & Pet Co. (a) (b)	350	12,614
Central Garden & Pet Co. - Class A (a)	1,859	61,607
Landec Corp. (a)	63,680	916,993
Limoneira Co.	2,490	65,014
Sanderson Farms, Inc. (b)	160	16,539
SpartanNash Co.	1,200	24,072
United Natural Foods, Inc. (a)	2,636	78,948
Vector Group Ltd. (b)	14,349	197,733
		1,477,365
Energy - 8.0%
Arch Coal, Inc. - Class A	445	39,783
Archrock, Inc.	3,893	47,495
Callon Petroleum Co. (a) (b)	6,320	75,777
Carrizo Oil & Gas, Inc. (a)	52,350	1,319,220

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Centennial Resource Development, Inc. - Class A (a) (b)	23,030	$503,206
CONSOL Energy, Inc. (a)	1,870	76,315
Earthstone Energy, Inc. - Class A (a)	1,190	11,162
Exterran Corp. (a)	1,768	46,905
FTS International, Inc. (a)	8,050	94,909
Gulfport Energy Corp. (a)	6,590	68,602
Hallador Energy Co.	3,810	23,698
Helix Energy Solutions Group, Inc. (a) (b)	5,553	54,864
Keane Group, Inc. (a)	4,030	49,851
McDermott International, Inc. (a) (b)	56,595	1,043,045
Midstates Petroleum Co., Inc. (a)	5,964	53,139
NACCO Industries, Inc. - Class A	1,980	64,845
Newpark Resources, Inc. (a)	4,889	50,601
Oasis Petroleum, Inc. (a)	2,563	36,343
Ocean Rig UDW, Inc. - Class A (a)	2,380	82,396
Oceaneering International, Inc. (a)	870	24,012
Overseas Shipholding Group, Inc. - Class A (a)	26,402	83,166
Panhandle Oil and Gas, Inc. - Class A	3,820	70,479
Par Pacific Holdings, Inc. (a) (b)	1,730	35,292
PDC Energy, Inc. (a)	19,921	975,332
Peabody Energy Corp.	3,280	116,899
PHI, Inc. (a) (b)	5,461	51,006
Ring Energy, Inc. (a)	2,610	25,865
SandRidge Energy, Inc. (a)	2,631	28,599
SEACOR Holdings, Inc. (a) (b)	1,850	91,408
SRC Energy, Inc. (a)	1,092	9,708
Superior Energy Services, Inc. (a)	2,540	24,740
Talos Energy, Inc. (a)	330	10,831
World Fuel Services Corp.	4,210	116,533
		5,406,026
Financials - 27.3%
AG Mortgage Investment Trust, Inc.	2,240	40,723
American Equity Investment Life Holding Co.	600	21,216
Ameris Bancorp	21,620	988,033

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 27.3% (Continued)
AMERISAFE, Inc.	780	$48,321
Argo Group International Holdings Ltd.	394	24,842
ARMOUR Residential REIT, Inc. (b)	2,070	46,472
Arrow Financial Corp. (b)	570	21,075
Aspen Insurance Holdings Ltd.	27,590	1,153,261
Associated Banc-Corp.	1,148	29,848
B. Riley Financial, Inc. (b)	8,850	200,452
Bancorp, Inc. (The) (a)	2,500	23,975
BancorpSouth Bank	1,660	54,282
Bank of N.T. Butterfield & Son Ltd. (The)	22,765	1,180,592
BankUnited, Inc.	8,715	308,511
Banner Corp.	4,489	279,081
Beneficial Bancorp, Inc.	1,479	24,995
Berkshire Hills Bancorp, Inc.	704	28,653
Blucora, Inc. (a)	1,160	46,690
Blue Hills Bancorp, Inc.	1,210	29,161
BrightSphere Investment Group plc	7,490	92,876
Capitol Federal Financial, Inc.	11,744	149,619
Carolina Financial Corp.	1,220	46,018
Cathay General Bancorp (b)	6,441	266,915
CenterState Bank Corp.	3,015	84,571
Central Pacific Financial Corp.	329	8,695
Chemical Financial Corp.	3,025	161,535
City Holding Co. (b)	824	63,283
CNO Financial Group, Inc.	6,038	128,126
Columbia Banking System, Inc.	870	33,730
Community Bank System, Inc. (b)	1,150	70,231
CVB Financial Corp.	17,930	400,198
Dime Community Bancshares, Inc.	2,104	37,556
Donegal Group, Inc. - Class A	2,490	35,383
Donnelley Financial Solutions, Inc. (a)	1,925	34,496
Eagle Bancorp, Inc. (a)	4,788	242,273
eHealth, Inc. (a) (b)	1,260	35,608
Employers Holdings, Inc.	1,193	54,043
Enterprise Financial Services Corp.	1,732	91,883
Essent Group Ltd. (a)	9,750	431,438

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 27.3% (Continued)
Exantas Capital Corp. (b)	8,850	$97,173
EZCORP, Inc. - Class A (a) (b)	10,261	109,793
FBL Financial Group, Inc. - Class A	1,212	91,203
FCB Financial Holdings, Inc. - Class A (a)	755	35,787
Federated Investors, Inc. - Class B (b)	6,990	168,598
FedNat Holding Co.	1,287	32,793
First Busey Corp.	2,781	86,350
First Citizens BancShares, Inc. - Class A	341	154,227
First Financial Bancorp	2,593	77,012
First Financial Corp.	1,011	50,752
First Horizon National Corp. (b)	37,187	641,847
First Merchants Corp. (b)	2,380	107,076
FirstCash, Inc.	995	81,590
Genworth Financial, Inc. - Class A (a)	30,810	128,478
Glacier Bancorp, Inc. (b)	2,457	105,872
Global Indemnity Ltd. (b)	1,839	69,330
Great Western Bancorp, Inc.	5,850	246,812
Hallmark Financial Services, Inc. (a) (b)	6,086	66,946
Hancock Whitney Corp.	1,176	55,919
Hanmi Financial Corp.	1,218	30,328
HCI Group, Inc. (b)	570	24,938
Hilltop Holdings, Inc.	24,130	486,702
Home BancShares, Inc.	8,700	190,530
HomeStreet, Inc. (a) (b)	33,685	892,652
Hope Bancorp, Inc. (b)	20,640	333,749
Independent Bank Corp.	1,808	42,759
Investment Technology Group, Inc.	1,615	34,981
Investors Bancorp, Inc.	3,350	41,105
Kemper Corp.	2,830	227,674
LegacyTexas Financial Group, Inc.	3,225	137,385
Mercantile Bank Corp.	1,498	49,988
Meridian Bancorp, Inc.	13,055	221,935
MGIC Investment Corp. (a)	26,235	349,188
MutualFirst Financial, Inc.	840	30,954
National Bank Holdings Corp. - Class A	1,915	72,100
National Western Life Group, Inc. - Class A	595	189,924

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 27.3% (Continued)
Navigators Group, Inc. (The)	2,772	$191,545
NBT Bancorp, Inc. (b)	2,028	77,835
NMI Holdings, Inc. - Class A (a)	5,319	120,475
Northfield Bancorp, Inc. (b)	3,392	54,001
Northrim BanCorp, Inc.	1,360	56,508
OFG Bancorp (b)	408	6,589
On Deck Capital, Inc. (a)	6,380	48,297
Oritani Financial Corp. (b)	6,440	100,142
Orrstown Financial Services, Inc.	1,040	24,752
PacWest Bancorp	13,350	636,128
ProAssurance Corp.	7,970	374,191
Protective Insurance Corp. - Class B	2,583	59,280
Pzena Investment Management, Inc. - Class A	7,016	66,933
Radian Group, Inc.	18,366	379,625
Renasant Corp.	5,380	221,710
Republic Bancorp, Inc. - Class A	2,233	102,941
RLI Corp.	800	62,864
S&T Bancorp, Inc. (b)	1,527	66,211
Safeguard Scientifics, Inc. (a) (b)	1,280	11,968
Selective Insurance Group, Inc.	330	20,955
South State Corp.	385	31,570
Sterling Bancorp	3,784	83,248
Stifel Financial Corp.	1,075	55,105
Stock Yards Bancorp, Inc.	3,470	125,961
Texas Capital Bancshares, Inc. (a)	6,510	538,052
Third Point Reinsurance Ltd. (a)	13,153	170,989
TowneBank (b)	3,160	97,486
TriState Capital Holdings, Inc. (a)	2,080	57,408
Umpqua Holdings Corp.	1,130	23,504
United Bankshares, Inc. (b)	290	10,542
United Fire Group, Inc.	1,452	73,718
Univest Corp. of Pennsylvania	1,200	31,740
Washington Federal, Inc.	4,810	153,920
Washington Trust Bancorp, Inc.	610	33,733
Waterstone Financial, Inc.	2,630	45,105
Western Alliance Bancorp. (a)	20,920	1,190,138

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 27.3% (Continued)
Wintrust Financial Corp.	1,603	$136,159
WSFS Financial Corp.	1,320	62,238
		18,386,676
Health Care - 5.5%
Acorda Therapeutics, Inc. (a)	1,140	22,401
Akorn, Inc. (a) (b)	3,430	44,521
Allscripts Healthcare Solutions, Inc. (a)	9,760	139,080
American Renal Associates Holdings, Inc. (a)	640	13,856
Anika Therapeutics, Inc. (a)	1,590	67,066
Avanos Medical, Inc. (a)	3,873	265,301
bluebird bio, Inc. (a) (b)	71	10,366
Cambrex Corp. (a)	100	6,840
Cerus Corp. (a)	2,980	21,486
Community Health Systems, Inc. (a) (b)	5,350	18,511
Concert Pharmaceuticals, Inc. (a)	4,640	68,858
CONMED Corp.	3,420	270,932
Dynavax Technologies Corp. (a) (b)	727	9,015
Endo International plc (a) (b)	5,190	87,348
FONAR Corp. (a)	1,350	33,615
Globus Medical, Inc. - Class A (a)	4,540	257,690
Haemonetics Corp. (a)	829	94,987
HMS Holdings Corp. (a)	4,090	134,193
Integer Holdings Corp. (a)	2,285	189,541
Intra-Cellular Therapies, Inc. (a)	3,200	69,440
Lantheus Holdings, Inc. (a)	1,424	21,289
LHC Group, Inc. (a)	881	90,734
LivaNova plc (a)	6,270	777,291
Luminex Corp. (b)	3,540	107,298
MacroGenics, Inc. (a)	760	16,294
Magellan Health, Inc. (a)	790	56,920
Mallinckrodt plc (a)	4,070	119,291
Meridian Bioscience, Inc.	3,601	53,655
Myriad Genetics, Inc. (a) (b)	1,890	86,940
NanoString Technologies, Inc. (a)	1,070	19,078
National HealthCare Corp.	1,103	83,133
NextGen Healthcare, Inc. (a)	6,870	137,950

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 5.5% (Continued)
OraSure Technologies, Inc. (a)	10,320	$159,444
Orthofix Medical, Inc. (a)	400	23,124
Recro Pharma, Inc. (a) (b)	2,300	16,353
Revance Therapeutics, Inc. (a)	870	21,620
Tivity Health, Inc. (a)	2,336	75,102
		3,690,563
Industrials - 14.9%
AeroVironment, Inc. (a)	1,145	128,434
Alamo Group, Inc.	5,340	489,197
Albany International Corp. - Class A	8,910	708,345
Apogee Enterprises, Inc.	11,790	487,162
Applied Industrial Technologies, Inc.	1,345	105,246
Astronics Corp. (a)	9,675	420,862
AZZ, Inc.	3,550	179,275
Barnes Group, Inc.	9,395	667,327
BMC Stock Holdings, Inc. (a)	33,150	618,248
Brady Corp. - Class A	1,731	75,731
CAI International, Inc. (a) (b)	2,336	53,424
Casella Waste Systems, Inc. - Class A (a)	1,560	48,454
Columbus McKinnon Corp.	830	32,818
Comfort Systems USA, Inc.	2,503	141,169
CSW Industrials, Inc. (a)	2,593	139,244
Curtiss-Wright Corp.	830	114,059
EMCOR Group, Inc.	1,752	131,593
Encore Wire Corp.	890	44,589
EnerSys	11,067	964,267
Ennis, Inc.	4,002	81,841
Exponent, Inc.	1,136	60,890
Federal Signal Corp.	2,270	60,791
Franklin Electric Co., Inc.	3,050	144,113
FreightCar America, Inc.	1,530	24,587
FTI Consulting, Inc. (a) (b)	1,735	126,985
Gencor Industries, Inc. (a)	1,314	15,834
GP Strategies Corp. (a) (b)	19,105	321,918
Graham Corp.	2,354	66,312
Heidrick & Struggles International, Inc.	219	7,413

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Heritage-Crystal Clean, Inc. (a)	2,530	$54,016
Herman Miller, Inc.	1,830	70,272
HNI Corp.	8,140	360,113
Huron Consulting Group, Inc. (a)	640	31,616
ICF International, Inc.	1,310	98,840
Insteel Industries, Inc.	1,460	52,385
Interface, Inc.	6,938	162,001
Kennametal, Inc.	4,246	184,956
Kimball International, Inc. - Class B	2,268	37,989
KLX Energy Services Holdings, Inc. (a)	182	5,826
KLX, Inc. (a)	455	28,565
Knight-Swift Transportation Holdings, Inc. (b)	21,075	726,666
Korn/Ferry International	915	45,055
Manitowoc Co., Inc. (The) (a) (b)	2,993	71,802
Masonite International Corp. (a)	500	32,050
Mercury Systems, Inc. (a) (b)	1,610	89,065
Meritor, Inc. (a)	3,025	58,564
Milacron Holdings Corp. (a)	1,640	33,210
Moog, Inc. - Class A	682	58,632
Mueller Water Products, Inc. - Series A	17,430	200,619
Pitney Bowes, Inc.	3,570	25,276
Quanta Services, Inc. (a)	15,100	504,038
Rexnord Corp. (a)	950	29,260
Simpson Manufacturing Co., Inc.	1,660	120,284
SP Plus Corp. (a)	1,505	54,933
SPX FLOW, Inc. (a)	1,266	65,832
Sterling Construction Co., Inc. (a)	4,968	71,142
Tetra Tech, Inc.	230	15,709
Titan International, Inc.	6,100	45,262
Titan Machinery, Inc. (a) (b)	2,981	46,161
TriMas Corp. (a)	3,080	93,632
Triumph Group, Inc.	290	6,757
TrueBlue, Inc. (a)	626	16,307
Vectrus, Inc. (a)	940	29,319
Watts Water Technologies, Inc. - Class A	980	81,340
		10,067,622

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 13.2%
ADTRAN, Inc.	3,246	$57,292
Advanced Energy Industries, Inc. (a)	840	43,386
American Software, Inc. - Class A	1,790	21,713
Anixter International, Inc. (a)	430	30,229
Belden, Inc. (b)	1,479	105,615
Benchmark Electronics, Inc.	1,655	38,727
Cabot Microelectronics Corp.	1,064	109,773
CACI International, Inc. - Class A (a)	401	73,844
Cardtronics plc - Class A (a)	2,870	90,807
Casa Systems, Inc. (a) (b)	1,790	26,403
CEVA, Inc. (a)	660	18,975
Ciena Corp. (a) (b)	640	19,994
Cirrus Logic, Inc. (a) (b)	2,280	88,008
Coherent, Inc. (a) (b)	5,289	910,713
Cohu, Inc. (b)	1,949	48,920
Control4 Corp. (a)	5,235	179,718
Cray, Inc. (a)	9,360	201,240
Cree, Inc. (a) (b)	720	27,266
CTS Corp.	5,430	186,249
Digi International, Inc. (a)	2,067	27,801
Diodes, Inc. (a)	1,975	65,748
Electro Scientific Industries, Inc. (a)	3,071	53,589
Entegris, Inc.	16,445	476,083
Euronet Worldwide, Inc. (a)	3,785	379,333
Fabrinet (a) (b)	2,240	103,622
FARO Technologies, Inc. (a)	1,370	88,160
ForeScout Technologies, Inc. (a)	1,060	40,026
Infinera Corp. (a) (b)	4,120	30,076
Integrated Device Technology, Inc. (a)	13,940	655,319
InterDigital, Inc.	1,310	104,800
KEMET Corp. (a)	1,870	34,689
Lattice Semiconductor Corp. (a)	33,745	269,960
Leaf Group Ltd. (a)	1,490	14,900
Mellanox Technologies Ltd. (a)	10,165	746,620
Methode Electronics, Inc.	13,420	485,804
MicroStrategy, Inc. - Class A (a)	100	14,062

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Mitel Networks Corp. (a)	71,750	$790,684
Monotype Imaging Holdings, Inc.	9,960	201,191
Nanometrics, Inc. (a)	1,793	67,273
NetScout Systems, Inc. (a)	1,610	40,653
NVE Corp.	1,288	136,373
OneSpan, Inc. (a)	2,578	49,111
OSI Systems, Inc. (a)	1,260	96,151
Park Electrochemical Corp.	6,030	117,525
Perficient, Inc. (a)	940	25,051
Perspecta, Inc.	4,480	115,226
Photronics, Inc. (a)	5,258	51,791
Plexus Corp. (a) (b)	1,265	74,015
Progress Software Corp.	3,693	130,326
QuinStreet, Inc. (a)	1,820	24,697
Ribbon Communications, Inc. (a)	8,340	56,962
Rogers Corp. (a)	719	105,923
Sanmina Corp. (a)	1,324	36,542
Semtech Corp. (a)	1,410	78,396
Sykes Enterprises, Inc. (a)	2,901	88,451
SYNNEX Corp.	1,143	96,812
Syntel, Inc. (a)	370	15,163
TiVo Corp.	3,750	46,688
TTM Technologies, Inc. (a)	3,021	48,064
Verint Systems, Inc. (a)	5,565	278,806
Viavi Solutions, Inc. (a)	570	6,464
Virtusa Corp. (a) (b)	430	23,095
Vishay Intertechnology, Inc.	1,547	31,481
Vishay Precision Group, Inc. (a)	580	21,692
Workiva, Inc. (a)	1,050	41,475
XO Group, Inc. (a)	3,689	127,197
		8,892,742
Materials - 6.4%
American Vanguard Corp.	6,884	123,912
Bemis Co., Inc.	13,719	666,744
Boise Cascade Co.	8,675	319,240
FutureFuel Corp.	2,659	49,298

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Greif, Inc. - Class A	405	$21,732
Innophos Holdings, Inc.	1,293	57,409
Kaiser Aluminum Corp.	5,367	585,325
KMG Chemicals, Inc.	229	17,303
Louisiana-Pacific Corp.	16,357	433,297
Materion Corp.	4,833	292,397
Neenah, Inc.	5,640	486,732
Olympic Steel, Inc. (b)	581	12,125
P.H. Glatfelter Co. (b)	52,160	996,778
Schnitzer Steel Industries, Inc. - Class A	2,265	61,268
Sensient Technologies Corp. (b)	642	49,119
Tredegar Corp. (b)	2,550	55,208
Trinseo S.A.	664	51,991
UFP Technologies, Inc. (a)	1,391	51,119
		4,330,997
Real Estate - 7.8%
Alexander & Baldwin, Inc.	3,310	75,104
American Assets Trust, Inc.	6,340	236,419
Brandywine Realty Trust	29,988	471,411
CareTrust REIT, Inc.	800	14,168
CatchMark Timber Trust, Inc. - Class A	23,622	269,999
Chatham Lodging Trust (b)	2,990	62,461
Chesapeake Lodging Trust	1,320	42,332
City Office REIT, Inc.	16,760	211,511
CoreCivic, Inc.	8,410	204,615
DiamondRock Hospitality Co.	1,260	14,704
First Industrial Realty Trust, Inc.	10,160	319,024
Franklin Street Properties Corp.	3,250	25,968
GEO Group, Inc. (The)	4,881	122,806
Gladstone Commercial Corp.	1,130	21,640
InfraREIT, Inc.	2,530	53,510
Kite Realty Group Trust	1,940	32,301
LTC Properties, Inc.	4,265	188,129
Mack-Cali Realty Corp.	980	20,835
Monmouth Real Estate Investment Corp. (b)	2,720	45,478
National Health Investors, Inc.	2,941	222,310

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 7.8% (Continued)
NexPoint Residential Trust, Inc.	5,810	$192,892
NorthStar Realty Europe Corp.	2,940	41,630
Pebblebrook Hotel Trust (b)	6,780	246,589
Piedmont Office Realty Trust, Inc. - Class A	17,760	336,197
PotlatchDeltic Corp. (b)	6,674	273,300
PS Business Parks, Inc.	344	43,719
Ramco-Gershenson Properties Trust (b)	53,155	722,908
RE/MAX Holdings, Inc. - Class A	3,677	163,075
St. Joe Co. (The) (a)	3,430	57,624
STAG Industrial, Inc.	100	2,750
Tejon Ranch Co. (a) (b)	990	21,493
Terreno Realty Corp.	8,950	337,415
TIER REIT, Inc.	650	15,665
Washington Prime Group, Inc. (b)	4,680	34,164
Xenia Hotel & Resorts, Inc.	5,360	127,032
		5,271,178
Utilities - 2.0%
ALLETE, Inc.	1,250	93,763
American States Water Co.	2,652	162,143
Artesian Resources Corp. - Class A	5,299	194,898
IDACORP, Inc.	180	17,861
MGE Energy, Inc.	1,081	69,022
New Jersey Resources Corp.	2,490	114,789
ONE Gas, Inc.	3,862	317,765
Otter Tail Corp.	745	35,686
PNM Resources, Inc.	460	18,147
Portland General Electric Co.	2,185	99,657
SJW Group (b)	1,820	111,293
York Water Co. (The)	2,894	87,978
		1,323,002

Total Common Stocks (Cost $58,416,508)		$65,419,471

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (c)	1,806,585	$1,806,585
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (c) (d)	185,492	185,492
Total Money Market Funds (Cost $1,992,077)		$1,992,077

Total Investments at Value - 100.0% (Cost $60,408,585)		$67,411,548

Liabilities in Excess of Other Assets - (0.0%) (e)		(16,164)

Net Assets - 100.0%		$67,395,384

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $10,230,360 (Note 5).
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2018 was $185,492. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,265,209 (Note 5).
(e)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Consumer Discretionary - 13.1%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$3,540
A.H. Belo Corp. - Class A	90	414
Aaron's, Inc.	400	21,784
Abercrombie & Fitch Co. - Class A (b)	425	8,976
Acme United Corp. (b)	300	6,384
Adtalem Global Education, Inc. (a)	400	19,280
Advance Auto Parts, Inc.	491	82,650
Amazon.com, Inc. (a)	2,898	5,804,693
AMC Entertainment Holdings, Inc. - Class A (b)	107	2,194
AMC Networks, Inc. - Class A (a) (b)	356	23,617
American Axle & Manufacturing Holdings, Inc. (a) (b)	550	9,592
American Eagle Outfitters, Inc.	1,225	30,417
American Outdoor Brands Corp. (a) (b)	475	7,377
American Public Education, Inc. (a)	300	9,915
Aramark	1,675	72,059
Ascent Capital Group, Inc. - Class A (a) (b)	200	354
Autoliv, Inc. (b)	648	56,168
AutoNation, Inc. (a) (b)	525	21,814
AutoZone, Inc. (a)	206	159,793
Barnes & Noble Education, Inc. (a) (b)	347	1,999
Barnes & Noble, Inc. (b)	550	3,190
Beazer Homes USA, Inc. (a) (b)	200	2,100
Bed Bath & Beyond, Inc. (b)	1,125	16,875
Best Buy Co., Inc.	1,625	128,960
Big 5 Sporting Goods Corp. (b)	200	1,020
Big Lots, Inc. (b)	200	8,358
Booking Holdings, Inc. (a)	308	611,072
BorgWarner, Inc.	1,310	56,042
Boyd Gaming Corp. (b)	725	24,541
Bridgepoint Education, Inc. (a)	500	5,080
Bright Horizons Family Solutions, Inc. (a)	300	35,352
Brinker International, Inc. (b)	175	8,178
Brunswick Corp.	550	36,861
Buckle, Inc. (The) (b)	350	8,068
Burlington Stores, Inc. (a)	548	89,280

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Caleres, Inc. (b)	425	$15,241
Callaway Golf Co.	500	12,145
Career Education Corp. (a)	500	7,465
CarMax, Inc. (a) (b)	1,080	80,644
Carnival Corp.	2,825	180,150
Carter's, Inc. (b)	382	37,665
Cato Corp. (The) - Class A	300	6,306
Cavco Industries, Inc. (a)	100	25,300
CBS Corp. - Class B (b)	2,533	145,521
Charter Communications, Inc. - Class A (a)	1,478	481,651
Cheesecake Factory, Inc. (The)	300	16,062
Chico's FAS, Inc.	1,300	11,271
Children's Place, Inc. (The) (b)	132	16,870
Chipotle Mexican Grill, Inc. (a)	137	62,269
Choice Hotels International, Inc. (b)	450	37,485
Churchill Downs, Inc.	67	18,606
Cinemark Holdings, Inc. (b)	775	31,155
Citi Trends, Inc.	50	1,439
Clear Channel Outdoor Holdings, Inc. - Class A	1,000	5,950
Collectors Universe, Inc.	110	1,628
Columbia Sportswear Co.	100	9,307
Comcast Corp. - Class A	29,648	1,049,835
Conn's, Inc. (a) (b)	500	17,675
Cooper Tire & Rubber Co. (b)	425	12,028
Core-Mark Holding Co., Inc.	206	6,996
Cracker Barrel Old Country Store, Inc. (b)	191	28,102
Crocs, Inc. (a)	1,200	25,548
CSS Industries, Inc.	50	712
D.R. Horton, Inc.	2,073	87,438
Dana, Inc.	900	16,803
Darden Restaurants, Inc.	823	91,509
Dave & Buster's Entertainment, Inc.	300	19,866
Deckers Outdoor Corp. (a)	25	2,965
Dick's Sporting Goods, Inc.	527	18,698
Dillard's, Inc. - Class A (b)	347	26,490
Discovery, Inc. - Series A (a) (b)	798	25,536

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
DISH Network Corp. - Class A (a)	1,375	$49,170
Dollar General Corp.	1,696	185,373
Dollar Tree, Inc. (a)	1,736	141,571
Domino's Pizza, Inc.	279	82,249
Dorman Products, Inc. (a) (b)	200	15,384
DSW, Inc. - Class A (b)	550	18,634
Dunkin' Brands Group, Inc. (b)	600	44,232
E.W. Scripps Co. (The) - Class A (b)	526	8,679
Empire Resorts, Inc. (a) (b)	20	186
Entercom Communications Corp. - Class A (b)	250	1,975
Entravision Communications Corp. - Class A	100	490
Expedia Group, Inc.	757	98,773
Express, Inc. (a) (b)	1,000	11,060
Fiesta Restaurant Group, Inc. (a)	300	8,025
Foot Locker, Inc.	1,025	52,255
Ford Motor Co.	25,100	232,175
Fossil Group, Inc. (a) (b)	400	9,312
Fred's, Inc. - Class A (b)	700	1,428
Gaia, Inc. (a) (b)	600	9,240
GameStop Corp. - Class A (b)	550	8,399
Gannett Co., Inc. (b)	1,050	10,511
Gap, Inc. (The)	1,550	44,718
GCI Liberty, Inc. - Class A (a)	681	34,731
General Motors Co.	10,000	336,700
Gentex Corp.	2,195	47,105
Gentherm, Inc. (a) (b)	75	3,409
Genuine Parts Co.	1,007	100,096
G-III Apparel Group Ltd. (a)	275	13,252
Golden Entertainment, Inc. (a) (b)	100	2,401
Goodyear Tire & Rubber Co. (The)	1,825	42,687
GoPro, Inc. - Class A (a) (b)	300	2,160
Grand Canyon Education, Inc. (a)	200	22,560
Gray Television, Inc. (a) (b)	500	8,750
Green Brick Partners, Inc. (a)	45	455
Group 1 Automotive, Inc.	223	14,473
Guess?, Inc.	400	9,040

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
H&R Block, Inc.	1,310	$33,733
Hanesbrands, Inc. (b)	2,695	49,669
Harley-Davidson, Inc.	1,150	52,095
Hasbro, Inc.	700	73,583
Helen of Troy Ltd. (a)	119	15,577
Hibbett Sports, Inc. (a) (b)	200	3,760
Hilton Grand Vacations, Inc. (a)	105	3,476
Hilton Worldwide Holdings, Inc.	350	28,273
Home Depot, Inc. (The)	7,864	1,629,027
Hooker Furniture Corp.	200	6,760
Hyatt Hotels Corp. - Class A	300	23,877
International Speedway Corp. - Class A	237	10,381
Interpublic Group of Cos., Inc. (The)	2,422	55,391
iRobot Corp. (a)	167	18,357
Jack in the Box, Inc.	236	19,784
John Wiley & Sons, Inc. - Class A	200	12,120
K12, Inc. (a)	300	5,310
KB Home	375	8,966
Kohl's Corp.	1,075	80,141
L Brands, Inc.	1,484	44,965
Lands' End, Inc. (a) (b)	278	4,879
Las Vegas Sands Corp.	2,727	161,793
La-Z-Boy, Inc.	425	13,430
LCI Industries (b)	154	12,751
Lear Corp.	500	72,499
Leggett & Platt, Inc.	910	39,849
Lennar Corp. - Class A	1,250	58,363
Libbey, Inc.	250	2,188
Liberty Broadband Corp. - Series A (a)	1,381	116,460
Liberty Expedia Holdings, Inc. - Series A (a)	381	17,922
Liberty Media Corp. - Liberty Braves - Series A (a)	360	9,821
Liberty Media Corp. - Liberty Formula One - Series A (a)	600	21,348
Liberty Media Corp. - Liberty SiriusXM - Series A (a)	2,252	97,827
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	11,732
Lions Gate Entertainment Corp. - Class B	1,033	24,069
Lithia Motors, Inc. - Class A (b)	134	10,942

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Live Nation Entertainment, Inc. (a)	1,137	$61,932
LKQ Corp. (a)	2,100	66,507
Loral Space & Communications, Inc. (a)	300	13,620
Lowe's Cos., Inc.	6,056	695,349
Lumber Liquidators Holdings, Inc. (a) (b)	241	3,733
M.D.C. Holdings, Inc.	306	9,051
Macy's, Inc. (b)	2,223	77,205
Madison Square Garden Co. (The) - Class A (a)	93	29,325
Marcus Corp. (The)	100	4,205
Marine Products Corp.	700	16,023
Marriott International, Inc. - Class A	2,349	310,138
Marriott Vacations Worldwide Corp.	244	27,267
Mattel, Inc. (b)	2,255	35,404
McDonald's Corp.	5,528	924,779
Meredith Corp. (b)	300	15,315
Meritage Homes Corp. (a)	200	7,980
MGM Resorts International	3,300	92,103
Mohawk Industries, Inc. (a)	392	68,737
Monro, Inc. (b)	325	22,620
Motorcar Parts of America, Inc. (a) (b)	300	7,035
Movado Group, Inc.	300	12,570
MSG Networks, Inc. - Class A (a) (b)	581	14,990
Murphy USA, Inc. (a) (b)	296	25,296
National CineMedia, Inc.	500	5,295
Nautilus, Inc. (a)	50	698
Netflix, Inc. (a)	2,752	1,029,606
New Media Investment Group, Inc.	301	4,723
New York Times Co. (The) - Class A (b)	1,050	24,308
Newell Brands, Inc.	3,415	69,324
News Corp. - Class A	2,853	37,631
Nexstar Media Group, Inc. - Class A (b)	399	32,479
NIKE, Inc. - Class B	9,049	766,631
Nordstrom, Inc.	1,000	59,810
Norwegian Cruise Line Holdings Ltd. (a)	325	18,665
Nutrisystem, Inc. (b)	300	11,115
NVR, Inc. (a)	40	98,831

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Omnicom Group, Inc.	1,714	$116,586
O'Reilly Automotive, Inc. (a)	650	225,757
Overstock.com, Inc. (a) (b)	300	8,310
Oxford Industries, Inc.	50	4,510
Papa John's International, Inc. (b)	173	8,871
Penske Automotive Group, Inc.	350	16,587
Perry Ellis International, Inc. (a) (b)	100	2,733
Pinnacle Entertainment, Inc. (a)	425	14,318
Polaris Industries, Inc. (b)	340	34,323
Pool Corp.	313	52,233
PulteGroup, Inc.	1,915	47,435
PVH Corp.	543	78,409
Qurate Retail, Inc. (a)	2,919	64,831
Ralph Lauren Corp.	406	55,845
RCI Hospitality Holdings, Inc.	300	8,883
Regis Corp. (a)	200	4,086
RH (a) (b)	116	15,197
Rocky Brands, Inc.	100	2,830
Ross Stores, Inc.	2,575	255,182
Royal Caribbean Cruises Ltd.	1,087	141,245
Salem Media Group, Inc.	100	340
Sally Beauty Holdings, Inc. (a) (b)	700	12,873
Scholastic Corp.	325	15,174
Sears Holdings Corp. (a) (b)	625	605
SeaWorld Entertainment, Inc. (a)	325	10,215
Service Corp. International (b)	1,250	55,250
ServiceMaster Global Holdings, Inc. (a)	975	60,479
Shoe Carnival, Inc.	600	23,100
Shutterfly, Inc. (a) (b)	100	6,589
Signet Jewelers Ltd.	620	40,877
Sinclair Broadcast Group, Inc. - Class A (b)	425	12,049
Sirius XM Holdings, Inc. (b)	12,225	77,262
Six Flags Entertainment Corp.	600	41,892
Skechers U.S.A., Inc. - Class A (a) (b)	750	20,948
Sleep Number Corp. (a) (b)	188	6,915
Sonic Automotive, Inc. - Class A (b)	300	5,805

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Sonic Corp.	350	$15,169
Sotheby's (a)	428	21,053
Speedway Motorsports, Inc.	400	7,140
Starbucks Corp.	9,643	548,108
Steven Madden Ltd.	300	15,870
Strategic Education, Inc.	87	11,922
Superior Industries International, Inc. (b)	150	2,558
Tailored Brands, Inc. (b)	475	11,965
Tapestry, Inc.	1,900	95,513
Target Corp.	4,111	362,631
TEGNA, Inc. (b)	1,725	20,631
Tempur Sealy International, Inc. (a) (b)	298	15,764
Tenneco, Inc.	450	18,963
Tesla, Inc. (a) (b)	643	170,247
Texas Roadhouse, Inc. (b)	475	32,913
Thor Industries, Inc.	381	31,890
Tiffany & Co.	735	94,793
TJX Cos., Inc. (The)	4,283	479,781
Toll Brothers, Inc.	1,050	34,682
TopBuild Corp. (a) (b)	325	18,467
Tractor Supply Co.	1,061	96,424
TRI Pointe Group, Inc. (a) (b)	1,100	13,640
TripAdvisor, Inc. (a) (b)	634	32,378
Tupperware Brands Corp. (b)	300	10,035
Twenty-First Century Fox, Inc. - Class A	6,588	305,222
Ulta Beauty, Inc. (a)	369	104,102
Under Armour, Inc. - Class A (a) (b)	2,425	51,459
Universal Electronics, Inc. (a) (b)	200	7,870
Urban Outfitters, Inc. (a)	800	32,720
Vail Resorts, Inc.	190	52,140
Veoneer, Inc. (a) (b)	648	35,685
VF Corp.	2,375	221,944
Viacom, Inc. - Class B	2,082	70,288
Vista Outdoor, Inc. (a)	400	7,156
Visteon Corp. (a) (b)	261	24,247
Vitamin Shoppe, Inc. (a) (b)	300	3,000

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Walt Disney Co. (The)	9,728	$1,137,591
Wayfair, Inc. - Class A (a) (b)	300	44,301
Weight Watchers International, Inc. (a)	296	21,309
Wendy's Co. (The)	1,925	32,995
Whirlpool Corp.	504	59,850
Williams-Sonoma, Inc. (b)	500	32,860
Winnebago Industries, Inc.	175	5,801
Wolverine World Wide, Inc.	725	28,311
World Wrestling Entertainment, Inc. - Class A (b)	600	58,038
Wyndham Destinations, Inc.	620	26,883
Wyndham Hotels & Resorts, Inc.	620	34,453
Wynn Resorts Ltd.	621	78,904
Yum! Brands, Inc.	2,289	208,093
Zumiez, Inc. (a) (b)	300	7,905
		25,639,612
Consumer Staples - 6.3%
Alico, Inc. (b)	200	6,760
Altria Group, Inc.	11,691	705,084
Andersons, Inc. (The)	75	2,824
Archer-Daniels-Midland Co.	3,686	185,294
B&G Foods, Inc. (b)	250	6,863
Boston Beer Co., Inc. (The) - Class A (a)	100	28,750
Brown-Forman Corp. - Class B	1,945	98,320
Bunge Ltd.	1,050	72,146
Cal-Maine Foods, Inc.	18	869
Campbell Soup Co. (b)	1,350	49,451
Casey's General Stores, Inc. (b)	287	37,055
Church & Dwight Co., Inc.	1,606	95,348
Clorox Co. (The)	850	127,849
Coca-Cola Co. (The)	25,460	1,175,997
Colgate-Palmolive Co.	6,451	431,894
Conagra Brands, Inc.	3,173	107,787
Constellation Brands, Inc. - Class A	1,236	266,506
Costco Wholesale Corp.	3,201	751,851
Coty, Inc. - Class A	2,800	35,168
Darling Ingredients, Inc. (a)	975	18,837

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Staples - 6.3% (Continued)
Dean Foods Co.	567	$4,026
e.l.f. Beauty, Inc. (a) (b)	300	3,819
Edgewell Personal Care Co. (a) (b)	446	20,619
Energizer Holdings, Inc. (b)	592	34,721
Estée Lauder Cos., Inc. (The) - Class A	1,451	210,858
Flowers Foods, Inc. (b)	1,580	29,483
Fresh Del Monte Produce, Inc.	100	3,389
General Mills, Inc.	3,975	170,607
Hain Celestial Group, Inc. (The) (a)	600	16,272
Herbalife Nutrition Ltd. (a)	1,300	70,915
Hershey Co. (The)	1,099	112,098
Hormel Foods Corp. (b)	1,875	73,875
Ingles Markets, Inc. - Class A (b)	150	5,138
Ingredion, Inc.	441	46,287
Inter Parfums, Inc. (b)	300	19,335
J & J Snack Foods Corp. (b)	70	10,562
J.M. Smucker Co. (The)	852	87,424
Kellogg Co.	1,903	133,248
Keurig Dr Pepper, Inc.	1,258	29,148
Kimberly-Clark Corp.	2,431	276,259
Kraft Heinz Co. (The)	4,495	247,718
Kroger Co. (The)	6,075	176,843
Lamb Weston Holdings, Inc.	1,157	77,056
Lancaster Colony Corp. (b)	112	16,712
Mannatech, Inc.	70	1,411
McCormick & Co., Inc.	677	89,195
MGP Ingredients, Inc. (b)	200	15,796
Molson Coors Brewing Co. - Class B	1,163	71,525
Mondelēz International, Inc. - Class A	10,801	464,010
Monster Beverage Corp. (a)	2,696	157,123
Nu Skin Enterprises, Inc. - Class A	325	26,787
PepsiCo, Inc.	9,389	1,049,690
Philip Morris International, Inc.	10,726	874,598
Pilgrim's Pride Corp. (a)	650	11,759
Pinnacle Foods, Inc.	875	56,709
Post Holdings, Inc. (a)	438	42,942

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Staples - 6.3% (Continued)
PriceSmart, Inc. (b)	115	$9,309
Procter & Gamble Co. (The)	16,880	1,404,922
Sanderson Farms, Inc. (b)	143	14,782
SpartanNash Co.	400	8,024
Spectrum Brands Holdings, Inc. (b)	217	16,214
Sprouts Farmers Market, Inc. (a) (b)	300	8,223
Sysco Corp.	4,000	293,000
Tootsie Roll Industries, Inc. (b)	27	790
TreeHouse Foods, Inc. (a)	385	18,422
Tyson Foods, Inc. - Class A	1,911	113,762
United Natural Foods, Inc. (a)	150	4,493
US Foods Holding Corp. (a)	475	14,640
USANA Health Sciences, Inc. (a)	118	14,225
Vector Group Ltd. (b)	895	12,328
Walgreen Boots Alliance, Inc.	6,349	462,842
Walmart, Inc.	10,939	1,027,280
WD-40 Co. (b)	45	7,745
		12,373,611
Energy - 5.7%
Anadarko Petroleum Corp.	3,889	262,157
Andeavor	992	152,272
Antero Resources Corp. (a) (b)	800	14,168
Apache Corp.	2,913	138,863
Arch Coal, Inc. - Class A	163	14,572
Archrock, Inc.	812	9,906
Baker Hughes, a GE Co.	2,795	94,555
BP Prudhoe Bay Royalty Trust	300	10,335
Bristow Group, Inc. (a) (b)	200	2,426
Cabot Oil & Gas Corp.	3,325	74,879
California Resources Corp. (a) (b)	472	22,906
Callon Petroleum Co. (a)	1,500	17,985
CARBO Ceramics, Inc. (a) (b)	150	1,088
Carrizo Oil & Gas, Inc. (a) (b)	400	10,080
Cheniere Energy, Inc. (a)	1,625	112,921
Chesapeake Energy Corp. (a) (b)	6,875	30,869
Chevron Corp.	13,683	1,673,156

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Cimarex Energy Co.	596	$55,392
CNX Resources Corp. (a) (b)	1,650	23,612
Concho Resources, Inc. (a)	1,020	155,805
ConocoPhillips	8,992	695,980
CONSOL Energy, Inc. (a)	206	8,407
Continental Resources, Inc. (a) (b)	830	56,672
Cross Timbers Royalty Trust	200	2,952
Dawson Geophysical Co. (a) (b)	81	501
Delek US Holdings, Inc. (b)	301	12,771
Devon Energy Corp.	3,766	150,414
Diamond Offshore Drilling, Inc. (a) (b)	850	17,000
Diamondback Energy, Inc. (b)	535	72,327
Dril-Quip, Inc. (a)	145	7,576
Energen Corp. (a)	490	42,223
EOG Resources, Inc.	3,898	497,267
EQT Corp. (b)	1,339	59,224
Era Group, Inc. (a)	300	3,705
Exterran Corp. (a)	406	10,771
Exxon Mobil Corp.	29,328	2,493,466
Forum Energy Technologies, Inc. (a)	300	3,105
Geospace Technologies Corp. (a) (b)	226	3,096
Green Plains, Inc. (b)	300	5,160
Gulf Island Fabrication, Inc. (b)	381	3,791
Gulfport Energy Corp. (a)	900	9,369
Halliburton Co.	5,931	240,383
Helix Energy Solutions Group, Inc. (a) (b)	1,000	9,880
Helmerich & Payne, Inc.	550	37,824
Hess Corp.	2,024	144,878
HighPoint Resources Corp. (a)	400	1,952
HollyFrontier Corp.	1,158	80,944
Key Energy Services, Inc. (a) (b)	925	10,582
Kinder Morgan, Inc.	14,560	258,149
Laredo Petroleum, Inc. (a)	800	6,536
Marathon Oil Corp.	5,647	131,462
Marathon Petroleum Corp.	3,531	282,374
Matador Resources Co. (a) (b)	375	12,394

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Matrix Service Co. (a)	450	$11,093
McDermott International, Inc. (a) (b)	525	9,676
Murphy Oil Corp.	1,025	34,174
Nabors Industries Ltd. (b)	1,975	12,166
National Oilwell Varco, Inc.	2,661	114,636
Newfield Exploration Co. (a)	1,225	35,317
Newpark Resources, Inc. (a) (b)	875	9,056
Noble Energy, Inc. (b)	2,476	77,226
Oasis Petroleum, Inc. (a)	1,375	19,498
Occidental Petroleum Corp.	5,700	468,369
Oceaneering International, Inc.	500	13,800
Oil States International, Inc. (a)	200	6,640
ONEOK, Inc.	1,225	83,043
Pacific Ethanol, Inc. (a) (b)	1	2
Parsley Energy, Inc. - Class A (a)	1,425	41,681
Patterson-UTI Energy, Inc.	1,100	18,821
PBF Energy, Inc. - Class A	625	31,194
PDC Energy, Inc. (a)	375	18,360
Phillips 66	3,213	362,169
Pioneer Natural Resources Co.	1,221	212,686
QEP Resources, Inc. (a)	1,750	19,810
Range Resources Corp. (b)	1,339	22,750
Renewable Energy Group, Inc. (a) (b)	114	3,283
Rowan Cos. plc - Class A (a)	900	16,947
RPC, Inc. (b)	587	9,087
Sanchez Energy Corp. (a) (b)	325	748
Schlumberger Ltd.	9,396	572,404
SemGroup Corp. - Class A (b)	450	9,923
Ship Finance International Ltd. (b)	575	7,993
SM Energy Co.	450	14,189
Southwestern Energy Co. (a) (b)	3,325	16,991
SRC Energy, Inc. (a)	1,175	10,446
Superior Energy Services, Inc. (a)	1,131	11,016
Targa Resources Corp.	1,255	70,669
Teekay Corp. (b)	775	5,224
Unit Corp. (a) (b)	500	13,030

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Valero Energy Corp.	3,214	$365,593
Whiting Petroleum Corp. (a)	480	25,459
Williams Cos., Inc. (The)	5,250	142,748
World Fuel Services Corp.	475	13,148
WPX Energy, Inc. (a)	2,675	53,821
		11,235,968
Financials - 14.1%
Affiliated Managers Group, Inc.	428	58,516
Aflac, Inc.	3,970	186,868
AGNC Investment Corp.	2,175	40,520
Alleghany Corp.	127	82,871
Allstate Corp. (The)	1,615	159,401
Ally Financial, Inc.	3,625	95,881
American Equity Investment Life Holding Co.	625	22,100
American Express Co.	4,313	459,291
American Financial Group, Inc.	446	49,493
American International Group, Inc.	6,150	327,425
American National Insurance Co.	181	23,401
Ameriprise Financial, Inc.	1,035	152,828
Ameris Bancorp	300	13,710
AmTrust Financial Services, Inc.	664	9,641
Annaly Capital Management, Inc.	6,939	70,985
Anworth Mortgage Asset Corp.	1,500	6,945
Apollo Commercial Real Estate Finance, Inc. (b)	600	11,322
Apollo Investment Corp. (b)	1,725	9,384
Arbor Realty Trust, Inc.	200	2,296
Arch Capital Group Ltd. (a)	1,857	55,357
Ares Capital Corp.	3,355	57,672
Argo Group International Holdings Ltd.	72	4,540
Arlington Asset Investment Corp. - Class A (b)	4	37
Arthur J. Gallagher & Co.	1,225	91,189
Artisan Partners Asset Management, Inc. - Class A	300	9,720
Ashford, Inc. (a) (b)	6	455
Aspen Insurance Holdings Ltd.	350	14,630
Associated Banc-Corp	900	23,400
Assurant, Inc.	337	36,379

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Assured Guaranty Ltd.	775	$32,728
Axis Capital Holdings Ltd.	475	27,412
Axos Financial, Inc. (a) (b)	372	12,793
Bancorp, Inc. (The) (a) (b)	50	480
BancorpSouth Bank (b)	675	22,073
Bank of America Corp.	71,008	2,091,895
Bank of Hawaii Corp. (b)	303	23,910
Bank of New York Mellon Corp. (The)	7,163	365,241
Bank of the Ozarks, Inc. (b)	765	29,039
BankFinancial Corp.	700	11,158
BankUnited, Inc.	825	29,205
Banner Corp.	300	18,651
Barings BDC, Inc. (b)	350	3,504
BB&T Corp.	5,840	283,473
Beneficial Bancorp, Inc.	549	9,278
Berkley (W.R.) Corp.	687	54,912
Berkshire Hathaway, Inc. - Class B (a)	15,056	3,223,641
Berkshire Hills Bancorp, Inc. (b)	300	12,210
BGC Partners, Inc. - Class A	1,650	19,503
BlackRock, Inc.	902	425,139
Blackstone Mortgage Trust, Inc. - Class A (b)	600	20,106
Blucora, Inc. (a)	250	10,063
BOK Financial Corp. (b)	169	16,440
Boston Private Financial Holdings, Inc.	500	6,825
Bridge Bancorp, Inc.	300	9,960
Brighthouse Financial, Inc. (a)	608	26,898
Brookline Bancorp, Inc. (b)	500	8,350
Brown & Brown, Inc. (b)	1,800	53,226
Camden National Corp. (b)	150	6,516
Capital City Bank Group, Inc. (b)	350	8,169
Capital One Financial Corp.	3,012	285,929
Capitol Federal Financial, Inc.	1,000	12,740
Capstead Mortgage Corp. (b)	700	5,537
Cathay General Bancorp (b)	463	19,187
Cboe Global Markets, Inc.	590	56,616
CenterState Bank Corp.	367	10,294

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Central Pacific Financial Corp. (b)	300	$7,929
Charles Schwab Corp. (The)	8,589	422,149
Chemical Financial Corp. (b)	500	26,700
Chimera Investment Corp.	1,455	26,379
Cincinnati Financial Corp.	1,135	87,179
CIT Group, Inc.	1,350	69,674
Citigroup, Inc.	19,155	1,374,179
Citizens Financial Group, Inc.	3,375	130,174
CME Group, Inc.	2,138	363,909
CNA Financial Corp.	300	13,695
CNO Financial Group, Inc.	1,100	23,342
CoBiz Financial, Inc.	750	16,605
Cohen & Steers, Inc.	50	2,031
Columbia Banking System, Inc. (b)	276	10,701
Comerica, Inc.	1,083	97,687
Commerce Bancshares, Inc.	722	47,666
Community Bank System, Inc. (b)	200	12,214
Community Trust Bancorp, Inc.	110	5,099
Crawford & Co. - Class B	200	1,842
Credit Acceptance Corp. (a) (b)	112	49,064
Cullen/Frost Bankers, Inc. (b)	332	34,674
CVB Financial Corp.	600	13,392
Discover Financial Services	2,775	212,149
Donnelley Financial Solutions, Inc. (a)	159	2,849
E*TRADE Financial Corp. (a)	2,078	108,866
Eagle Bancorp, Inc. (a)	300	15,180
East West Bancorp, Inc.	1,025	61,879
Eaton Vance Corp.	850	44,676
eHealth, Inc. (a) (b)	175	4,946
Employers Holdings, Inc.	75	3,398
Encore Capital Group, Inc. (a) (b)	200	7,170
Enova International, Inc. (a)	297	8,554
Enstar Group Ltd. (a) (b)	120	25,020
Enterprise Financial Services Corp.	50	2,653
Erie Indemnity Co. - Class A	174	22,190
Evercore, Inc. - Class A	350	35,193

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Everest Re Group Ltd.	226	$51,634
Exantas Capital Corp. (b)	50	549
EZCORP, Inc. - Class A (a) (b)	1,000	10,700
F.N.B. Corp. (b)	2,460	31,291
FactSet Research Systems, Inc.	250	55,928
FBL Financial Group, Inc. - Class A	300	22,575
Federated Investors, Inc. - Class B (b)	700	16,884
FedNat Holding Co.	200	5,096
Fidelity National Financial, Inc.	1,909	75,119
Fifth Third Bancorp	5,276	147,306
Financial Institutions, Inc.	200	6,280
First American Financial Corp.	527	27,188
First Bancorp	300	12,153
First BanCorp. (a)	1,366	12,431
First Busey Corp.	325	10,091
First Citizens BancShares, Inc. - Class A	50	22,614
First Commonwealth Financial Corp. (b)	800	12,912
First Community Bancshares, Inc.	425	14,399
First Financial Bancorp (b)	991	29,433
First Financial Bankshares, Inc. (b)	300	17,730
First Financial Corp.	100	5,020
First Hawaiian, Inc.	300	8,148
First Horizon National Corp. (b)	1,617	27,909
First Interstate BancSystem, Inc. - Class A	300	13,440
First Merchants Corp. (b)	425	19,121
First Midwest Bancorp, Inc. (b)	800	21,272
First Republic Bank	1,013	97,248
FirstCash, Inc.	221	18,122
Franklin Resources, Inc.	2,621	79,705
FS Investment Corp. (b)	1,925	13,571
Fulton Financial Corp.	1,250	20,813
Glacier Bancorp, Inc.	550	23,700
Goldman Sachs Group, Inc. (The)	2,765	620,023
Golub Capital BDC, Inc.	475	8,906
Granite Point Mortgage Trust, Inc. (b)	229	4,415
Great Western Bancorp, Inc.	300	12,657

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Green Dot Corp. - Class A (a)	250	$22,205
Greenhill & Co., Inc.	300	7,905
Guaranty Bancorp	200	5,940
Hallmark Financial Services, Inc. (a)	100	1,100
Hancock Whitney Corp.	500	23,775
Hanmi Financial Corp.	369	9,188
Hanover Insurance Group, Inc. (The)	300	37,011
Hartford Financial Services Group, Inc. (The)	2,375	118,655
Heartland Financial USA, Inc. (b)	300	17,415
Hercules Capital, Inc. (b)	775	10,199
Heritage Commerce Corp.	50	746
Hilltop Holdings, Inc.	550	11,094
Home BancShares, Inc.	950	20,805
HomeStreet, Inc. (a) (b)	300	7,950
Hope Bancorp, Inc. (b)	1,092	17,658
Horace Mann Educators Corp.	375	16,838
Huntington Bancshares, Inc.	7,172	107,006
IBERIABANK Corp. (b)	375	30,506
Impac Mortgage Holdings, Inc. (a) (b)	85	637
Independent Bank Corp.	300	24,780
Interactive Brokers Group, Inc. - Class A	500	27,655
Intercontinental Exchange, Inc.	4,000	299,560
International Bancshares Corp.	400	18,000
INTL FCStone, Inc. (a)	500	24,160
Invesco Ltd.	2,975	68,068
Invesco Mortgage Capital, Inc. (b)	625	9,888
Investment Technology Group, Inc.	1,000	21,660
Investors Bancorp, Inc.	1,325	16,258
Jefferies Financial Group, Inc.	2,432	53,407
JPMorgan Chase & Co.	23,302	2,629,397
Kearny Financial Corp. (b)	828	11,468
Kemper Corp.	300	24,135
KeyCorp	7,726	153,670
Lakeland Financial Corp. (b)	300	13,944
LegacyTexas Financial Group, Inc. (b)	375	15,975
Legg Mason, Inc.	750	23,423

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
LendingTree, Inc. (a) (b)	90	$20,709
Lincoln National Corp.	1,600	108,256
Loews Corp.	1,955	98,200
LPL Financial Holdings, Inc.	200	12,902
M&T Bank Corp.	967	159,109
Maiden Holdings Ltd.	675	1,924
Main Street Capital Corp. (b)	475	18,288
Markel Corp. (a)	138	164,012
MarketAxess Holdings, Inc.	250	44,623
Marsh & McLennan Cos., Inc.	3,129	258,831
MB Financial, Inc.	540	24,899
MBIA, Inc. (a) (b)	925	9,888
Mercury General Corp. (b)	300	15,048
Meta Financial Group, Inc. (b)	100	8,265
MetLife, Inc.	5,796	270,789
MFA Financial, Inc.	2,250	16,538
MGIC Investment Corp. (a)	1,500	19,965
Moody's Corp.	1,218	203,650
Morgan Stanley	10,300	479,670
Morningstar, Inc.	207	26,061
MSCI, Inc.	519	92,076
Nasdaq, Inc.	725	62,205
National General Holdings Corp. (b)	525	14,091
Navient Corp.	2,050	27,634
Navigators Group, Inc. (The)	200	13,820
NBT Bancorp, Inc. (b)	200	7,676
Nelnet, Inc. - Class A (b)	25	1,429
New Mountain Finance Corp.	650	8,775
New Residential Investment Corp.	1,400	24,948
New York Community Bancorp, Inc. (b)	3,062	31,753
New York REIT, Inc. (a) (b)	130	2,358
Northern Trust Corp.	1,738	177,502
Northwest Bancshares, Inc. (b)	875	15,155
Oaktree Special Lending Corp.	1,750	8,680
OceanFirst Financial Corp.	100	2,722
OFG Bancorp (b)	432	6,977

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Old National Bancorp (b)	950	$18,335
Old Republic International Corp.	1,661	37,173
Old Second Bancorp, Inc.	400	6,180
OneMain Holdings, Inc. (a)	300	10,083
Oritani Financial Corp. (b)	400	6,220
Pacific Premier Bancorp, Inc. (a) (b)	300	11,160
PacWest Bancorp	817	38,930
Park National Corp. (b)	87	9,184
PennyMac Mortgage Investment Trust (b)	450	9,108
People's United Financial, Inc.	1,983	33,949
PHH Corp. (a)	573	6,297
Physicians Realty Trust	900	15,174
Pinnacle Financial Partners, Inc.	559	33,624
PNC Financial Services Group, Inc. (The)	3,404	463,590
Popular, Inc.	782	40,078
PRA Group, Inc. (a) (b)	300	10,800
Preferred Bank (b)	200	11,700
Primerica, Inc. (b)	300	36,165
Principal Financial Group, Inc.	1,100	64,449
ProAssurance Corp.	230	10,799
Progressive Corp. (The)	3,875	275,280
Prospect Capital Corp. (b)	2,650	19,425
Prosperity Bancshares, Inc.	500	34,675
Provident Financial Services, Inc.	600	14,730
Prudential Financial, Inc.	2,801	283,797
Pzena Investment Management, Inc. - Class A	2,077	19,815
Radian Group, Inc.	1,445	29,868
Raymond James Financial, Inc.	925	85,146
Redwood Trust, Inc. (b)	450	7,308
Regions Financial Corp.	8,081	148,286
Reinsurance Group of America, Inc.	454	65,630
RenaissanceRe Holdings Ltd.	290	38,738
Renasant Corp.	400	16,484
Republic Bancorp, Inc. - Class A	315	14,522
RLI Corp.	425	33,397

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
S&P Global, Inc.	1,782	$348,185
S&T Bancorp, Inc. (b)	350	15,176
Sandy Spring Bancorp, Inc.	300	11,793
Seacoast Banking Corp. of Florida (a) (b)	150	4,380
SEI Investments Co.	975	59,573
Selective Insurance Group, Inc.	300	19,050
ServisFirst Bancshares, Inc. (b)	400	15,660
Signature Bank	387	44,443
Simmons First National Corp. - Class A	438	12,899
SLM Corp. (a)	2,500	27,875
Solar Capital Ltd.	500	10,690
South State Corp.	180	14,760
Southside Bancshares, Inc. (b)	340	11,832
Starwood Property Trust, Inc.	1,825	39,274
State Auto Financial Corp. (b)	400	12,216
State Street Corp.	2,476	207,439
Sterling Bancorp	1,725	37,950
Stewart Information Services Corp.	300	13,503
Stifel Financial Corp.	340	17,428
Stock Yards Bancorp, Inc. (b)	300	10,890
SunTrust Banks, Inc.	3,030	202,373
SVB Financial Group (a)	367	114,075
Synchrony Financial	5,775	179,487
Synovus Financial Corp.	947	43,363
T. Rowe Price Group, Inc.	1,890	206,350
TCF Financial Corp.	975	23,215
TD Ameritrade Holding Corp.	2,053	108,460
Texas Capital Bancshares, Inc. (a)	384	31,738
TFS Financial Corp. (b)	525	7,880
Thomson Reuters Corp.	2,325	106,206
Tompkins Financial Corp. (b)	105	8,525
Torchmark Corp.	566	49,067
TowneBank (b)	553	17,060
Travelers Cos., Inc. (The)	1,672	216,875
TriCo Bancshares	109	4,210
TrustCo Bank Corp. (b)	1,208	10,268

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Trustmark Corp. (b)	425	$14,301
Two Harbors Investment Corp.	1,949	29,099
U.S. Bancorp	10,204	538,872
UMB Financial Corp.	243	17,229
Umpqua Holdings Corp.	1,500	31,200
Union Bankshares Corp. (b)	275	10,596
United Bankshares, Inc.	553	20,102
United Community Banks, Inc.	474	13,220
United Community Financial Corp.	317	3,065
United Financial Bancorp, Inc. (b)	542	9,122
United Fire Group, Inc.	300	15,231
United Security Bancshares (b)	406	4,507
Unum Group	1,407	54,971
Valley National Bancorp (b)	1,750	19,688
Value Line, Inc. (b)	200	4,980
Virtus Investment Partners, Inc.	48	5,460
Voya Financial, Inc.	1,275	63,329
Waddell & Reed Financial, Inc. - Class A (b)	525	11,120
Washington Federal, Inc.	433	13,856
Washington Trust Bancorp, Inc.	100	5,530
Webster Financial Corp.	675	39,798
Wells Fargo & Co.	31,447	1,652,853
WesBanco, Inc.	350	15,603
Westamerica Bancorp. (b)	83	4,993
Western Alliance Bancorp. (a)	850	48,357
Western New England Bancorp, Inc. (b)	200	2,160
Wintrust Financial Corp.	425	36,100
WisdomTree Investments, Inc. (b)	750	6,360
World Acceptance Corp. (a)	100	11,436
WSFS Financial Corp.	300	14,145
Zions Bancorp. (b)	1,480	74,222
		27,674,029
Health Care - 13.6%
Abbott Laboratories	12,635	926,903
AbbVie, Inc.	10,100	955,258
ABIOMED, Inc. (a)	250	112,438

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Acadia Healthcare Co., Inc. (a)	475	$16,720
ACADIA Pharmaceuticals, Inc. (a) (b)	625	12,975
Acorda Therapeutics, Inc. (a)	375	7,369
Aetna, Inc.	2,105	426,999
Agilent Technologies, Inc.	2,196	154,906
Agios Pharmaceuticals, Inc. (a) (b)	300	23,136
Akorn, Inc. (a) (b)	600	7,788
Alder Biopharmaceuticals, Inc. (a) (b)	300	4,995
Alexion Pharmaceuticals, Inc. (a)	1,349	187,524
Align Technology, Inc. (a)	454	177,614
Alkermes plc (a)	1,000	42,440
Allergan plc	2,419	460,771
Allscripts Healthcare Solutions, Inc. (a)	1,225	17,456
Alnylam Pharmaceuticals, Inc. (a)	413	36,146
AMAG Pharmaceuticals, Inc. (a)	100	2,000
Amedisys, Inc. (a)	201	25,117
AmerisourceBergen Corp.	1,144	105,500
Amgen, Inc.	4,180	866,472
Amicus Therapeutics, Inc. (a) (b)	1,225	14,810
AMN Healthcare Services, Inc. (a)	250	13,675
Amneal Pharmaceuticals, Inc. (a)	650	14,424
Anika Therapeutics, Inc. (a)	100	4,218
Anthem, Inc.	1,960	537,138
Array BioPharma, Inc. (a) (b)	1,175	17,860
Assertio Therapeutics, Inc. (a)	675	3,969
athenahealth, Inc. (a)	192	25,651
Avanos Medical, Inc. (a)	297	20,345
Baxter International, Inc.	3,963	305,508
Becton, Dickinson and Co.	1,824	476,063
Biogen, Inc. (a)	1,313	463,896
BioMarin Pharmaceutical, Inc. (a)	978	94,837
Bio-Rad Laboratories, Inc. - Class A (a)	99	30,986
Bio-Techne Corp.	232	47,354
bluebird bio, Inc. (a) (b)	168	24,528
Boston Scientific Corp. (a)	7,964	306,614
Bristol-Myers Squibb Co.	12,225	758,928

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Brookdale Senior Living, Inc. (a)	1,294	$12,720
Bruker Corp.	725	24,251
Cambrex Corp. (a)	350	23,940
Cantel Medical Corp.	200	18,412
Capital Senior Living Corp. (a) (b)	100	944
Cardinal Health, Inc.	2,048	110,592
Cardiovascular Systems, Inc. (a)	325	12,721
Catalent, Inc. (a)	550	25,053
Celgene Corp. (a)	5,746	514,210
Centene Corp. (a)	1,333	192,992
Cerner Corp. (a)	2,200	141,702
Charles River Laboratories International, Inc. (a)	346	46,551
Chemed Corp.	136	43,463
Chimerix, Inc. (a)	300	1,167
Cigna Corp.	1,772	369,019
Clovis Oncology, Inc. (a) (b)	300	8,811
Community Health Systems, Inc. (a) (b)	832	2,879
Computer Programs & Systems, Inc. (b)	100	2,685
CONMED Corp.	300	23,766
Cooper Cos., Inc. (The)	300	83,145
CVS Health Corp.	7,245	570,325
Danaher Corp.	4,019	436,705
DaVita, Inc. (a)	1,033	73,994
DENTSPLY SIRONA, Inc.	1,552	58,572
Dermira, Inc. (a) (b)	300	3,270
DexCom, Inc. (a)	298	42,626
Dynavax Technologies Corp. (a)	425	5,270
Edwards Lifesciences Corp. (a)	1,473	256,449
Eli Lilly & Co.	6,762	725,630
Emergent BioSolutions, Inc. (a)	293	19,288
Encompass Health Corp.	650	50,668
Endo International plc (a) (b)	922	15,517
Endologix, Inc. (a) (b)	700	1,337
Ensign Group, Inc. (The)	300	11,376
Envision Healthcare Corp. (a)	575	26,295
Exact Sciences Corp. (a) (b)	775	61,163

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Exelixis, Inc. (a)	1,875	$33,225
Express Scripts Holding Co. (a)	4,006	380,610
FibroGen, Inc. (a) (b)	280	17,010
Genomic Health, Inc. (a)	200	14,044
Gilead Sciences, Inc.	9,017	696,203
Haemonetics Corp. (a)	250	28,645
Halozyme Therapeutics, Inc. (a)	750	13,628
Hanger, Inc. (a) (b)	350	7,291
HCA Healthcare, Inc.	2,203	306,481
Henry Schein, Inc. (a)	890	75,677
Hill-Rom Holdings, Inc.	300	28,320
HMS Holdings Corp. (a)	525	17,225
Hologic, Inc. (a)	1,777	72,821
Horizon Pharma plc (a)	1,125	22,028
Humana, Inc.	848	287,065
ICU Medical, Inc. (a)	100	28,275
IDEXX Laboratories, Inc. (a)	599	149,546
Illumina, Inc. (a)	752	276,029
Incyte Corp. (a)	1,343	92,774
Innoviva, Inc. (a)	1,000	15,240
Insulet Corp. (a) (b)	175	18,541
Integer Holdings Corp. (a)	300	24,885
Integra LifeSciences Holdings Corp. (a)	378	24,899
Intercept Pharmaceuticals, Inc. (a) (b)	137	17,311
Intrexon Corp. (a) (b)	400	6,888
Intuitive Surgical, Inc. (a)	495	284,130
Ionis Pharmaceuticals, Inc. (a) (b)	700	36,106
IQVIA Holdings, Inc. (a)	1,031	133,762
Ironwood Pharmaceuticals, Inc. (a)	1,000	18,460
Johnson & Johnson	18,965	2,620,393
Keryx Biopharmaceuticals, Inc. (a) (b)	975	3,315
Laboratory Corp. of America Holdings (a)	670	116,366
Lannett Co., Inc. (a) (b)	300	1,425
LHC Group, Inc. (a) (b)	100	10,299
LifePoint Health, Inc. (a)	265	17,066
Ligand Pharmaceuticals, Inc. (a) (b)	164	45,016

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Madrigal Pharmaceuticals, Inc. (a) (b)	60	$12,848
Magellan Health, Inc. (a)	100	7,205
Masimo Corp. (a)	300	37,362
McKesson Corp.	1,508	200,036
Medicines Co. (The) (a) (b)	350	10,469
Medidata Solutions, Inc. (a) (b)	125	9,164
MEDNAX, Inc. (a)	600	27,996
Merck & Co., Inc.	20,155	1,429,796
Meridian Bioscience, Inc.	375	5,588
Mettler-Toledo International, Inc. (a)	200	121,796
Molina Healthcare, Inc. (a)	300	44,610
Momenta Pharmaceuticals, Inc. (a)	200	5,260
Myriad Genetics, Inc. (a)	450	20,700
Natus Medical, Inc. (a) (b)	75	2,674
Nektar Therapeutics (a) (b)	650	39,624
Neogen Corp. (a)	466	33,333
Neurocrine Biosciences, Inc. (a) (b)	500	61,475
Nevro Corp. (a)	162	9,234
NewLink Genetics Corp. (a) (b)	300	717
NextGen Healthcare, Inc. (a)	575	11,546
NuVasive, Inc. (a) (b)	290	20,584
Nuvectra Corp. (a)	100	2,198
NxStage Medical, Inc. (a)	450	12,551
Omnicell, Inc. (a)	375	26,963
OPKO Health, Inc. (a) (b)	3,000	10,380
Owens & Minor, Inc. (b)	275	4,543
Pacira Pharmaceuticals, Inc. (a)	75	3,686
Paratek Pharmaceuticals, Inc. (a) (b)	6	58
Patterson Cos., Inc. (b)	575	14,059
Penumbra, Inc. (a)	196	29,341
PerkinElmer, Inc.	492	47,857
Pfizer, Inc.	42,662	1,880,114
Portola Pharmaceuticals, Inc. (a) (b)	300	7,989
PRA Health Sciences, Inc. (a)	300	33,057
Premier, Inc. - Class A (a)	350	16,023
Prestige Consumer Healthcare, Inc. (a)	350	13,262

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Progenics Pharmaceuticals, Inc. (a) (b)	800	$5,016
Providence Service Corp. (The) (a)	200	13,456
Puma Biotechnology, Inc. (a) (b)	254	11,646
Quest Diagnostics, Inc.	877	94,637
Quidel Corp. (a)	300	19,551
Quorum Health Corp. (a) (b)	208	1,219
Regeneron Pharmaceuticals, Inc. (a)	469	189,495
Repligen Corp. (a)	300	16,638
ResMed, Inc.	800	92,272
Sage Therapeutics, Inc. (a) (b)	300	42,375
Sarepta Therapeutics, Inc. (a) (b)	400	64,604
SeaSpine Holdings Corp. (a) (b)	100	1,556
Seattle Genetics, Inc. (a) (b)	625	48,200
Select Medical Holdings Corp. (a)	725	13,340
Simulations Plus, Inc. (b)	600	12,120
Stryker Corp.	1,986	352,872
Syneos Health, Inc. (a)	300	15,465
Teleflex, Inc.	200	53,218
Tenet Healthcare Corp. (a)	631	17,958
TESARO, Inc. (a) (b)	174	6,788
Tetraphase Pharmaceuticals, Inc. (a)	300	828
TherapeuticsMD, Inc. (a) (b)	1,275	8,364
Thermo Fisher Scientific, Inc.	2,901	708,075
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	15,802
United Therapeutics Corp. (a)	288	36,829
UnitedHealth Group, Inc.	6,246	1,661,685
Universal Health Services, Inc. - Class B	562	71,846
Varex Imaging Corp. (a)	282	8,082
Varian Medical Systems, Inc. (a)	607	67,942
Veeva Systems, Inc. - Class A (a)	725	78,931
Vertex Pharmaceuticals, Inc. (a)	1,349	260,006
Waters Corp. (a)	544	105,906
WellCare Health Plans, Inc. (a)	329	105,441
West Pharmaceutical Services, Inc. (b)	505	62,352
Zafgen, Inc. (a)	1,780	20,808
Zimmer Biomet Holdings, Inc.	1,472	193,524

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
ZIOPHARM Oncology, Inc. (a) (b)	64	$205
Zoetis, Inc.	3,275	299,859
		26,682,847
Industrials - 10.3%
3M Co.	4,146	873,604
A.O. Smith Corp.	1,040	55,505
AAON, Inc. (b)	225	8,505
AAR Corp.	300	14,367
ABM Industries, Inc. (b)	500	16,125
Acacia Research Corp. (a) (b)	300	960
ACCO Brands Corp.	825	9,323
Actuant Corp. - Class A	290	8,091
Acuity Brands, Inc.	275	43,230
AECOM (a) (b)	977	31,909
Aerojet Rocketdyne Holdings, Inc. (a)	500	16,995
AGCO Corp.	400	24,316
Air Lease Corp. (b)	600	27,528
Aircastle Ltd.	500	10,955
Alaska Air Group, Inc.	834	57,429
Albany International Corp. - Class A	100	7,950
Allegiant Travel Co. (b)	53	6,720
Allison Transmission Holdings, Inc.	1,125	58,511
Altra Industrial Motion Corp. (b)	300	12,390
AMERCO	100	35,665
American Airlines Group, Inc. (b)	3,411	140,977
American Woodmark Corp. (a) (b)	130	10,199
AMETEK, Inc.	1,337	105,783
Apergy Corp. (a)	565	24,611
Apogee Enterprises, Inc.	200	8,264
Applied Industrial Technologies, Inc.	375	29,344
ArcBest Corp. (b)	300	14,565
Arconic, Inc.	3,140	69,111
Armstrong Flooring, Inc. (a)	100	1,810
Armstrong World Industries, Inc. (a)	200	13,920
ASGN, Inc. (a)	250	19,733
Astec Industries, Inc.	200	10,082

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Astronics Corp. (a)	300	$13,050
Astronics Corp. - Class B (a)	96	4,134
Avis Budget Group, Inc. (a) (b)	392	12,599
Axon Enterprise, Inc. (a) (b)	325	22,240
AZZ, Inc.	225	11,363
Babcock & Wilcox Enterprises, Inc. (a) (b)	718	740
Barnes Group, Inc.	300	21,309
Beacon Roofing Supply, Inc. (a)	500	18,095
BMC Stock Holdings, Inc. (a)	475	8,859
Boeing Co. (The)	4,038	1,501,731
Brady Corp. - Class A	145	6,344
Briggs & Stratton Corp.	150	2,885
Brink's Co. (The) (b)	150	10,463
Builders FirstSource, Inc. (a) (b)	450	6,606
BWX Technologies, Inc.	612	38,274
C.H. Robinson Worldwide, Inc.	900	88,128
Carlisle Cos., Inc.	423	51,521
Casella Waste Systems, Inc. - Class A (a)	100	3,106
Caterpillar, Inc.	4,331	660,433
CBIZ, Inc. (a)	300	7,110
CECO Environmental Corp.	400	3,152
Chart Industries, Inc. (a) (b)	300	23,499
Cintas Corp.	701	138,664
CIRCOR International, Inc. (b)	184	8,740
Clean Harbors, Inc. (a) (b)	400	28,632
Colfax Corp. (a) (b)	625	22,538
Columbus McKinnon Corp.	400	15,816
Comfort Systems USA, Inc.	300	16,920
Commercial Vehicle Group, Inc. (a)	300	2,748
Copart, Inc. (a)	1,400	72,142
CoStar Group, Inc. (a)	225	94,689
Covanta Holding Corp. (b)	850	13,813
Covenant Transportation Group, Inc. - Class A (a)	100	2,906
Crane Co.	325	31,964
CSX Corp.	6,225	460,961
Cubic Corp.	300	21,915

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Cummins, Inc.	1,277	$186,531
Curtiss-Wright Corp.	300	41,226
Deere & Co.	1,971	296,299
Delta Air Lines, Inc.	4,290	248,090
Deluxe Corp.	200	11,388
DMC Global, Inc.	400	16,320
Donaldson Co., Inc.	925	53,891
Dover Corp.	1,131	100,127
Dun & Bradstreet Corp. (The)	213	30,355
DXP Enterprises, Inc. (a)	100	4,007
Dycom Industries, Inc. (a) (b)	211	17,851
Eaton Corp. plc	3,321	288,030
EMCOR Group, Inc.	500	37,555
Emerson Electric Co.	4,678	358,241
Encore Wire Corp.	200	10,020
Energy Recovery, Inc. (a) (b)	500	4,475
EnerSys	375	32,674
Engility Holdings, Inc. (a)	179	6,442
Ennis, Inc.	50	1,023
EnPro Industries, Inc.	178	12,982
Equifax, Inc.	795	103,803
ESCO Technologies, Inc.	200	13,610
Esterline Technologies Corp. (a)	190	17,281
Expeditors International of Washington, Inc.	1,250	91,913
Exponent, Inc.	540	28,944
Fastenal Co.	2,125	123,293
Federal Signal Corp.	475	12,721
FedEx Corp.	1,567	377,318
Flowserve Corp.	815	44,572
Fluor Corp.	1,086	63,097
Fortive Corp. (b)	1,835	154,507
Fortune Brands Home & Security, Inc.	1,000	52,360
Forward Air Corp.	300	21,510
Franklin Electric Co., Inc. (b)	275	12,994
FreightCar America, Inc. (b)	500	8,035
FTI Consulting, Inc. (a) (b)	250	18,298

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
GATX Corp. (b)	325	$28,142
General Dynamics Corp.	1,520	311,174
General Electric Co.	60,816	686,613
Genesee & Wyoming, Inc. - Class A (a)	285	25,932
Gibraltar Industries, Inc. (a) (b)	300	13,680
Gorman-Rupp Co. (The)	182	6,643
Graco, Inc.	1,086	50,325
Granite Construction, Inc.	562	25,683
Great Lakes Dredge & Dock Corp. (a) (b)	1,500	9,300
Greenbrier Cos., Inc. (The)	200	12,020
Griffon Corp.	350	5,653
H&E Equipment Services, Inc.	325	12,279
Harris Corp.	892	150,935
Hawaiian Holdings, Inc. (b)	325	13,033
HD Supply Holdings, Inc. (a)	1,400	59,906
Healthcare Services Group, Inc. (b)	375	15,233
Heartland Express, Inc. (b)	325	6,412
HEICO Corp. - Class A	682	51,491
Heidrick & Struggles International, Inc.	200	6,770
Herc Holdings, Inc. (a)	143	7,322
Herman Miller, Inc.	300	11,520
Hertz Global Holdings, Inc. (a) (b)	430	7,022
Hexcel Corp.	750	50,288
Hill International, Inc. (a) (b)	300	1,230
Hillenbrand, Inc.	325	16,998
HNI Corp.	100	4,424
Honeywell International, Inc.	4,552	757,453
Hub Group, Inc. - Class A (a)	50	2,280
Hubbell, Inc. (b)	338	45,147
Huntington Ingalls Industries, Inc.	319	81,690
Hurco Cos., Inc.	400	18,040
Huron Consulting Group, Inc. (a)	200	9,880
Hyster-Yale Materials Handling, Inc.	118	7,261
IDEX Corp.	437	65,838
IES Holdings, Inc. (a)	500	9,750
Illinois Tool Works, Inc.	2,084	294,093

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
InnerWorkings, Inc. (a)	500	$3,960
Insperity, Inc.	72	8,492
Insteel Industries, Inc.	300	10,764
Interface, Inc.	500	11,675
ITT, Inc. (b)	600	36,756
J.B. Hunt Transport Services, Inc.	670	79,690
Jacobs Engineering Group, Inc.	850	65,024
JetBlue Airways Corp. (a)	1,750	33,880
John Bean Technologies Corp. (b)	151	18,014
Johnson Controls International plc	3,150	110,249
Kaman Corp.	300	20,034
Kansas City Southern	759	85,980
KAR Auction Services, Inc.	975	58,198
KBR, Inc.	925	19,545
Kelly Services, Inc. - Class A (b)	400	9,612
Kennametal, Inc.	475	20,691
Kforce, Inc.	150	5,640
Kimball International, Inc. - Class B	700	11,725
Kirby Corp. (a) (b)	300	24,675
KLX Energy Services Holdings, Inc. (a)	126	4,033
KLX, Inc. (a)	317	19,901
Knight-Swift Transportation Holdings, Inc. (b)	638	21,998
Knoll, Inc.	500	11,725
Korn/Ferry International	225	11,079
Kratos Defense & Security Solutions, Inc. (a) (b)	10	148
L3 Technologies, Inc.	512	108,861
Landstar System, Inc.	300	36,600
Lennox International, Inc.	257	56,129
Lincoln Electric Holdings, Inc. (b)	332	31,022
Lockheed Martin Corp.	1,584	548,001
LSC Communications, Inc.	159	1,759
LSI Industries, Inc. (b)	700	3,220
Manitowoc Co., Inc. (The) (a) (b)	268	6,429
ManpowerGroup, Inc.	413	35,501
Marten Transport Ltd.	250	5,263
Masco Corp.	2,050	75,030

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
MasTec, Inc. (a) (b)	500	$22,325
Matson, Inc.	325	12,883
Matthews International Corp. - Class A	100	5,015
McGrath RentCorp	300	16,341
Mercury Systems, Inc. (a) (b)	400	22,128
Meritor, Inc. (a)	550	10,648
Middleby Corp. (The) (a) (b)	468	60,536
Mobile Mini, Inc.	406	17,803
Moog, Inc. - Class A	300	25,791
MSA Safety, Inc.	228	24,268
MSC Industrial Direct Co., Inc. - Class A	245	21,587
Mueller Industries, Inc.	300	8,694
Mueller Water Products, Inc. - Series A	1,600	18,416
Navigant Consulting, Inc.	400	9,224
Navistar International Corp. (a)	625	24,063
NCI Building Systems, Inc. (a)	500	7,575
Nordson Corp.	318	44,170
Norfolk Southern Corp.	2,084	376,162
Northrop Grumman Corp.	1,137	360,850
NOW, Inc. (a) (b)	649	10,741
nVent Electric plc	1,425	38,703
Old Dominion Freight Line, Inc.	500	80,630
Oshkosh Corp.	350	24,934
Owens Corning	800	43,416
PACCAR, Inc.	2,205	150,359
Parker-Hannifin Corp.	877	161,307
Pentair plc	1,425	61,774
Perma-Pipe International Holdings, Inc. (a)	300	2,730
Pitney Bowes, Inc.	1,375	9,735
Primoris Services Corp.	475	11,790
Quanex Building Products Corp.	1,000	18,200
Quanta Services, Inc. (a)	1,050	35,049
R.R. Donnelley & Sons Co.	425	2,295
Raven Industries, Inc.	275	12,581
Raytheon Co.	1,951	403,194
RBC Bearings, Inc. (a) (b)	165	24,809

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Regal Beloit Corp.	100	$8,245
Republic Services, Inc.	1,233	89,589
Resources Connection, Inc.	200	3,320
Rexnord Corp. (a)	325	10,010
Roadrunner Transportation Systems, Inc. (a) (b)	350	293
Robert Half International, Inc.	1,000	70,380
Rockwell Automation, Inc.	970	181,894
Rockwell Collins, Inc.	1,082	151,989
Rollins, Inc.	900	54,621
Roper Technologies, Inc.	634	187,797
Rush Enterprises, Inc. - Class A	75	2,948
Ryder System, Inc. (b)	405	29,593
Saia, Inc. (a) (b)	225	17,201
Simpson Manufacturing Co., Inc.	100	7,246
SkyWest, Inc.	375	22,088
Snap-on, Inc.	362	66,463
Southwest Airlines Co.	3,524	220,074
Spartan Motors, Inc.	75	1,106
Spirit AeroSystems Holdings, Inc. - Class A	700	64,169
Spirit Airlines, Inc. (a) (b)	475	22,311
SPX Corp. (a)	312	10,393
SPX FLOW, Inc. (a)	312	16,224
Standex International Corp.	50	5,213
Stanley Black & Decker, Inc.	1,020	149,369
Steelcase, Inc. - Class A	875	16,188
Stericycle, Inc. (a)	575	33,741
Team, Inc. (a) (b)	164	3,690
Teledyne Technologies, Inc. (a)	211	52,049
Terex Corp.	825	32,926
Tetra Tech, Inc.	418	28,549
Textainer Group Holdings Ltd. (a)	700	8,960
Textron, Inc.	1,375	98,271
Timken Co. (The)	375	18,694
Titan International, Inc.	312	2,315
Toro Co. (The)	528	31,664
TransDigm Group, Inc. (a)	298	110,945

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
TransUnion	650	$47,827
Trex Co., Inc. (a)	450	34,641
Trinity Industries, Inc.	1,050	38,472
Triumph Group, Inc. (b)	256	5,965
TrueBlue, Inc. (a)	300	7,815
Tutor Perini Corp. (a) (b)	200	3,760
Twin Disc, Inc. (a)	400	9,216
Ultralife Corp. (a)	200	1,630
UniFirst Corp.	86	14,934
Union Pacific Corp.	5,457	888,562
United Continental Holdings, Inc. (a)	1,851	164,850
United Parcel Service, Inc. - Class B	4,100	478,675
United Rentals, Inc. (a)	542	88,671
United Technologies Corp.	4,942	690,941
Univar, Inc. (a)	575	17,630
Universal Forest Products, Inc.	399	14,097
US Ecology, Inc.	200	14,750
USG Corp. (a) (b)	775	33,565
Valmont Industries, Inc.	159	22,022
Vectrus, Inc. (a)	122	3,805
Verisk Analytics, Inc. (a)	1,124	135,498
Veritiv Corp. (a)	97	3,531
Viad Corp.	100	5,925
Vicor Corp. (a) (b)	300	13,800
W.W. Grainger, Inc.	423	151,183
Wabash National Corp. (b)	50	912
WABCO Holdings, Inc. (a)	303	35,736
WageWorks, Inc. (a)	300	12,825
Waste Management, Inc.	2,145	193,821
Watsco, Inc.	214	38,113
Watts Water Technologies, Inc. - Class A	300	24,900
Welbilt, Inc. (a)	1,075	22,446
Werner Enterprises, Inc. (b)	250	8,838
WESCO International, Inc. (a)	300	18,435
Westinghouse Air Brake Technologies Corp. (b)	559	58,628
Woodward, Inc.	500	40,430

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
XPO Logistics, Inc. (a)	655	$74,781
Xylem, Inc.	1,300	103,831
		20,147,827
Information Technology - 24.8%
2U, Inc. (a)	325	24,437
3D Systems Corp. (a) (b)	848	16,027
8x8, Inc. (a)	1,000	21,250
ACI Worldwide, Inc. (a)	560	15,758
Activision Blizzard, Inc.	4,613	383,755
Actua Corp. (a) (c)	100	63
Acxiom Holdings, Inc. (a)	475	23,470
Adobe Systems, Inc. (a)	3,131	845,213
Advanced Energy Industries, Inc. (a)	300	15,495
Advanced Micro Devices, Inc. (a) (b)	4,575	141,322
Agilysys, Inc. (a)	500	8,150
Akamai Technologies, Inc. (a)	984	71,980
Alliance Data Systems Corp.	408	96,353
Alphabet, Inc. - Class C (a)	4,183	4,992,284
Ambarella, Inc. (a) (b)	300	11,604
Amkor Technology, Inc. (a)	1,050	7,760
Amphenol Corp. - Class A	1,600	150,431
Amtech Systems, Inc. (a) (b)	32	171
Analog Devices, Inc.	2,429	224,585
Anixter International, Inc. (a)	167	11,740
ANSYS, Inc. (a)	500	93,340
Apple, Inc.	34,613	7,813,538
Applied Materials, Inc.	7,908	305,644
Arista Networks, Inc. (a)	320	85,075
ARRIS International plc (a)	1,229	31,942
Arrow Electronics, Inc. (a)	500	36,860
Aspen Technology, Inc. (a)	325	37,021
Autodesk, Inc. (a)	1,475	230,262
Automatic Data Processing, Inc.	3,274	493,261
Avnet, Inc. (b)	900	40,293
AVX Corp.	375	6,769
Badger Meter, Inc.	300	15,885

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Bel Fuse, Inc. - Class B	300	$7,950
Belden, Inc. (b)	100	7,141
Benchmark Electronics, Inc.	475	11,115
Black Knight, Inc. (a)	585	30,391
Blackbaud, Inc.	200	20,296
Booz Allen Hamilton Holding Corp.	1,000	49,630
Bottomline Technologies (de), Inc. (a)	375	27,266
Broadridge Financial Solutions, Inc.	775	102,261
Brooks Automation, Inc. (b)	106	3,713
CA, Inc.	2,247	99,205
Cabot Microelectronics Corp.	100	10,317
CACI International, Inc. - Class A (a)	99	18,231
Cadence Design Systems, Inc. (a)	1,902	86,199
CalAmp Corp. (a) (b)	400	9,584
Calix, Inc. (a)	175	1,418
Cardtronics plc - Class A (a)	175	5,537
Cars.com, Inc. (a) (b)	575	15,876
CDW Corp.	1,025	91,143
Ciena Corp. (a) (b)	997	31,146
Cirrus Logic, Inc. (a) (b)	400	15,440
Cisco Systems, Inc.	33,818	1,645,245
Citrix Systems, Inc. (a)	1,118	124,277
Cognex Corp.	1,150	64,193
Cognizant Technology Solutions Corp. - Class A	4,298	331,591
Coherent, Inc. (a) (b)	200	34,438
CommScope Holding Co., Inc. (a)	1,150	35,374
CommVault Systems, Inc. (a)	375	26,250
comScore, Inc. (a)	400	7,292
Comtech Telecommunications Corp.	100	3,627
Conduent, Inc. (a)	1,399	31,505
Convergys Corp.	525	12,464
CoreLogic, Inc. (a)	677	33,451
Cornerstone OnDemand, Inc. (a)	500	28,375
Corning, Inc.	6,669	235,415
Cray, Inc. (a)	425	9,138
Cree, Inc. (a) (b)	625	23,669

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
CSG Systems International, Inc.	78	$3,131
CTS Corp. (b)	100	3,430
Cypress Semiconductor Corp.	1,625	23,546
Daktronics, Inc.	800	6,272
Diebold Nixdorf, Inc. (b)	650	2,925
Diodes, Inc. (a)	300	9,987
Dolby Laboratories, Inc. - Class A	300	20,991
DXC Technology Co.	1,978	184,983
eBay, Inc. (a)	7,425	245,173
Ebix, Inc. (b)	31	2,454
EchoStar Corp. - Class A (a)	400	18,548
Electro Scientific Industries, Inc. (a)	100	1,745
Electronic Arts, Inc. (a)	1,940	233,751
Electronics For Imaging, Inc. (a)	404	13,768
Ellie Mae, Inc. (a)	219	20,755
EMCORE Corp. (a) (b)	125	594
Entegris, Inc.	1,011	29,268
Envestnet, Inc. (a)	375	22,856
EPAM Systems, Inc. (a)	300	41,310
Etsy, Inc. (a) (b)	420	21,580
Euronet Worldwide, Inc. (a)	349	34,977
ExlService Holdings, Inc. (a)	300	19,860
F5 Networks, Inc. (a)	433	86,349
Facebook, Inc. - Class A (a)	16,349	2,688,756
Fair Isaac Corp. (a)	146	33,368
FARO Technologies, Inc. (a)	200	12,870
Fidelity National Information Services, Inc.	2,344	255,660
Finisar Corp. (a) (b)	775	14,764
FireEye, Inc. (a) (b)	600	10,200
First Data Corp. - Class A (a)	1,825	44,658
First Solar, Inc. (a)	400	19,368
Fiserv, Inc. (a)	2,396	197,382
Fitbit, Inc. - Class A (a) (b)	425	2,274
FleetCor Technologies, Inc. (a)	628	143,084
FLIR Systems, Inc.	1,025	63,007
FormFactor, Inc. (a)	480	6,600

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Forrester Research, Inc.	255	$11,705
Fortinet, Inc. (a)	1,075	99,190
Gartner, Inc. (a) (b)	581	92,089
Genpact Ltd.	1,125	34,436
Global Payments, Inc.	950	121,030
GrubHub, Inc. (a) (b)	550	76,241
Guidewire Software, Inc. (a)	300	30,303
Hewlett Packard Enterprise Co.	12,277	200,238
HP, Inc.	12,352	318,311
HubSpot, Inc. (a) (b)	300	45,285
I.D. Systems, Inc. (a) (b)	100	695
IAC/InterActiveCorp (a)	450	97,524
II-VI, Inc. (a) (b)	375	17,738
Infinera Corp. (a) (b)	600	4,380
Inphi Corp. (a) (b)	300	11,394
Insight Enterprises, Inc. (a)	200	10,818
Integrated Device Technology, Inc. (a)	985	46,305
Intel Corp.	34,918	1,651,273
InterDigital, Inc.	246	19,680
International Business Machines Corp.	6,425	971,523
Intuit, Inc.	1,589	361,339
IPG Photonics Corp. (a)	281	43,856
Itron, Inc. (a)	200	12,840
j2 Global, Inc.	325	26,926
Jabil, Inc.	1,025	27,757
Jack Henry & Associates, Inc.	486	77,799
Juniper Networks, Inc.	2,190	65,634
Key Tronic Corp. (a)	600	4,590
Keysight Technologies, Inc. (a)	1,298	86,031
Kimball Electronics, Inc. (a)	525	10,316
KLA-Tencor Corp.	956	97,235
Knowles Corp. (a)	458	7,612
Kulicke & Soffa Industries, Inc.	400	9,536
Lam Research Corp.	1,116	169,297
Lattice Semiconductor Corp. (a)	200	1,600
Leaf Group Ltd. (a)	200	2,000

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Leidos Holdings, Inc.	931	$64,388
Littelfuse, Inc.	118	23,351
LogMeIn, Inc.	356	31,720
Lumentum Holdings, Inc. (a) (b)	340	20,383
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	9,538
Manhattan Associates, Inc. (a)	350	19,110
Marvell Technology Group Ltd.	4,389	84,708
Mastercard, Inc. - Class A	6,945	1,546,025
Match Group, Inc. (a) (b)	1,175	68,044
Maxim Integrated Products, Inc.	1,775	100,092
MAXIMUS, Inc.	425	27,651
MaxLinear, Inc. (a) (b)	475	9,443
Methode Electronics, Inc.	100	3,620
Microchip Technology, Inc. (b)	1,574	124,204
Micron Technology, Inc. (a)	7,002	316,700
Microsoft Corp.	54,592	6,243,688
MicroStrategy, Inc. - Class A (a)	100	14,062
MKS Instruments, Inc.	300	24,045
MoneyGram International, Inc. (a)	662	3,542
Monolithic Power Systems, Inc. (b)	200	25,106
Monotype Imaging Holdings, Inc.	350	7,070
Motorola Solutions, Inc.	1,132	147,318
Nanometrics, Inc. (a)	200	7,504
Napco Security Technologies, Inc. (a)	900	13,455
National Instruments Corp.	812	39,244
NCR Corp. (a)	925	26,279
NetApp, Inc.	1,775	152,455
NETGEAR, Inc. (a) (b)	50	3,143
NetScout Systems, Inc. (a)	700	17,675
NIC, Inc. (b)	375	5,550
Nuance Communications, Inc. (a) (b)	2,175	37,671
NVE Corp. (b)	100	10,588
NVIDIA Corp.	3,667	1,030,501
Oclaro, Inc. (a)	1,321	11,810
ON Semiconductor Corp. (a)	2,730	50,314
OneSpan, Inc. (a)	450	8,573

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Oracle Corp.	23,530	$1,213,207
OSI Systems, Inc. (a) (b)	100	7,631
Palo Alto Networks, Inc. (a)	719	161,961
Pandora Media, Inc. (a) (b)	1,725	16,405
PAR Technology Corp. (a) (b)	100	2,222
Park Electrochemical Corp.	600	11,694
Paychex, Inc.	2,150	158,348
Paycom Software, Inc. (a) (b)	300	46,623
Paylocity Holding Corp. (a)	300	24,096
PayPal Holdings, Inc. (a)	7,725	678,564
PCM, Inc. (a)	400	7,820
Pegasystems, Inc.	300	18,780
Perspecta, Inc.	989	25,437
PFSweb, Inc. (a) (b)	8	59
Plantronics, Inc.	300	18,090
Plexus Corp. (a) (b)	300	17,553
Power Integrations, Inc.	300	18,960
PRGX Global, Inc. (a)	220	1,914
Progress Software Corp.	200	7,058
Proofpoint, Inc. (a)	316	33,600
PROS Holdings, Inc. (a)	300	10,506
PTC, Inc. (a)	865	91,854
QUALCOMM, Inc. (b)	10,805	778,284
Qualys, Inc. (a)	300	26,730
Rambus, Inc. (a)	500	5,455
RealNetworks, Inc. (a) (b)	681	2,002
RealPage, Inc. (a)	325	21,418
Red Hat, Inc. (a)	978	133,282
Rosetta Stone, Inc. (a)	300	5,967
Rudolph Technologies, Inc. (a)	340	8,313
Sabre Corp.	1,400	36,512
salesforce.com, Inc. (a)	4,179	664,586
Sanmina Corp. (a)	333	9,191
Science Applications International Corp.	260	20,956
Semtech Corp. (a)	300	16,680
ServiceNow, Inc. (a)	1,203	235,343

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Shutterstock, Inc.	122	$6,659
Silicon Laboratories, Inc. (a)	200	18,360
Skyworks Solutions, Inc.	1,099	99,690
Smith Micro Software, Inc. (a) (b)	7,500	18,900
Snap, Inc. - Class A (a) (b)	3,880	32,902
Splunk, Inc. (a)	918	110,995
Square, Inc. - Class A (a)	1,090	107,921
SS&C Technologies Holdings, Inc. (b)	1,325	75,300
Stamps.com, Inc. (a)	129	29,180
SunPower Corp. (a) (b)	1,300	9,490
Super Micro Computer, Inc. (a)	375	7,729
Sykes Enterprises, Inc. (a)	102	3,110
Symantec Corp.	3,483	74,118
Synaptics, Inc. (a) (b)	333	15,191
Synchronoss Technologies, Inc. (a) (b)	325	2,145
SYNNEX Corp. (b)	163	13,806
Synopsys, Inc. (a)	1,117	110,147
Syntel, Inc. (a)	300	12,294
Systemax, Inc. (b)	600	19,764
Take-Two Interactive Software, Inc. (a)	625	86,244
Tech Data Corp. (a)	211	15,101
TechTarget, Inc. (a)	800	15,536
Teradata Corp. (a)	1,025	38,653
Teradyne, Inc. (b)	1,075	39,754
TESSCO Technologies, Inc.	100	1,525
Texas Instruments, Inc.	6,205	665,734
TiVo Corp.	878	10,931
Total System Services, Inc.	1,337	132,015
Travelzoo (a) (b)	100	1,185
Trimble, Inc. (a)	1,334	57,976
TTM Technologies, Inc. (a)	488	7,764
Twitter, Inc. (a)	5,300	150,838
Tyler Technologies, Inc. (a)	192	47,052
Ultimate Software Group, Inc. (The) (a) (b)	165	53,161
Unisys Corp. (a) (b)	427	8,711
Universal Display Corp. (b)	270	31,833

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 24.8% (Continued)
Veeco Instruments, Inc. (a) (b)	400	$4,100
Verint Systems, Inc. (a)	375	18,788
VeriSign, Inc. (a)	516	82,622
Versum Materials, Inc.	821	29,564
ViaSat, Inc. (a) (b)	350	22,383
Viavi Solutions, Inc. (a)	1,328	15,060
Virtusa Corp. (a) (b)	400	21,484
Visa, Inc. - Class A (b)	11,316	1,698,417
Vishay Intertechnology, Inc.	806	16,402
Vishay Precision Group, Inc. (a)	129	4,825
VMware, Inc. - Class A (a) (b)	594	92,700
Web.com Group, Inc. (a)	200	5,580
Western Digital Corp.	2,020	118,251
Western Union Co. (The)	2,454	46,773
WEX, Inc. (a)	214	42,963
Workday, Inc. - Class A (a) (b)	195	28,466
Worldpay, Inc. - Class A (a)	525	53,167
Xerox Corp.	1,748	47,161
Xilinx, Inc.	1,575	126,268
XO Group, Inc. (a)	800	27,584
Xperi Corp.	400	5,940
Yelp, Inc. (a)	566	27,847
Zebra Technologies Corp. - Class A (a)	225	39,787
Zendesk, Inc. (a)	550	39,050
Zillow Group, Inc. - Class C (a) (b)	748	33,099
		48,592,337
Materials - 2.7%
AdvanSix, Inc. (a)	250	8,488
Air Products & Chemicals, Inc.	1,460	243,893
AK Steel Holding Corp. (a) (b)	1,875	9,188
Albemarle Corp. (b)	745	74,336
Alcoa Corp. (a)	1,163	46,985
Allegheny Technologies, Inc. (a) (b)	775	22,901
American Vanguard Corp.	400	7,200
AptarGroup, Inc.	286	30,814
Ashland Global Holdings, Inc.	467	39,163

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Avery Dennison Corp.	590	$63,927
Axalta Coating Systems Ltd. (a)	675	19,683
Balchem Corp. (b)	201	22,530
Ball Corp.	1,960	86,219
Bemis Co., Inc.	550	26,730
Berry Global Group, Inc. (a)	900	43,551
Cabot Corp.	400	25,088
Carpenter Technology Corp.	200	11,790
Celanese Corp.	945	107,730
Century Aluminum Co. (a)	600	7,182
CF Industries Holdings, Inc.	1,670	90,915
Chemours Co. (The)	1,289	50,838
Cleveland-Cliffs, Inc. (a) (b)	1,400	17,724
Codexis, Inc. (a) (b)	37	635
Coeur Mining, Inc. (a) (b)	1,110	5,916
Commercial Metals Co.	775	15,903
Compass Minerals International, Inc. (b)	100	6,720
Core Molding Technologies, Inc.	200	1,334
Crown Holdings, Inc. (a) (b)	900	43,200
DowDuPont, Inc.	15,951	1,025,808
Eagle Materials, Inc. (b)	333	28,385
Eastman Chemical Co.	990	94,763
Ecolab, Inc.	1,764	276,560
Ferro Corp. (a) (b)	575	13,352
Flotek Industries, Inc. (a) (b)	550	1,320
FMC Corp.	875	76,283
Freeport-McMoRan, Inc.	8,769	122,064
GCP Applied Technologies, Inc. (a)	427	11,337
Graphic Packaging Holding Co.	1,325	18,563
Greif, Inc. - Class A (b)	300	16,098
H.B. Fuller Co.	150	7,751
Hecla Mining Co. (b)	3,150	8,789
Huntsman Corp.	1,575	42,887
Ingevity Corp. (a)	393	40,039
International Flavors & Fragrances, Inc.	471	65,526
International Paper Co.	2,867	140,912

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Kaiser Aluminum Corp.	138	$15,050
KapStone Paper and Packaging Corp. (b)	575	19,498
Kraton Corp. (a)	300	14,145
Louisiana-Pacific Corp.	825	21,854
LSB Industries, Inc. (a) (b)	300	2,934
Martin Marietta Materials, Inc.	444	80,786
Minerals Technologies, Inc.	250	16,900
Mosaic Co. (The)	2,625	85,260
Myers Industries, Inc.	200	4,650
Neenah, Inc.	120	10,356
Newmont Mining Corp.	3,650	110,230
Nucor Corp.	2,045	129,755
Olin Corp.	1,020	26,194
Owens-Illinois, Inc. (a)	1,300	24,427
P.H. Glatfelter Co. (b)	325	6,211
Packaging Corp. of America	575	63,072
PolyOne Corp.	483	21,117
PPG Industries, Inc.	1,799	196,325
Praxair, Inc.	1,869	300,403
Quaker Chemical Corp.	100	20,221
Rayonier Advanced Materials, Inc. (b)	500	9,215
Reliance Steel & Aluminum Co.	549	46,824
Royal Gold, Inc.	491	37,836
RPM International, Inc. (b)	1,000	64,940
Schweitzer-Mauduit International, Inc.	300	11,493
Scotts Miracle-Gro Co. (The)	296	23,304
Sealed Air Corp.	1,250	50,188
Sensient Technologies Corp. (b)	335	25,631
Sherwin-Williams Co. (The)	623	283,595
Silgan Holdings, Inc.	150	4,170
Sonoco Products Co.	725	40,238
Southern Copper Corp. (b)	747	32,226
Steel Dynamics, Inc.	1,550	70,045
Stepan Co.	148	12,877
Summit Materials, Inc. - Class A (a) (b)	571	10,381
SunCoke Energy, Inc. (a)	564	6,554

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Tahoe Resources, Inc. (a) (b)	1,250	$3,488
TimkenSteel Corp. (a)	400	5,948
Tredegar Corp. (b)	671	14,527
Trinseo S.A.	300	23,490
UFP Technologies, Inc. (a)	500	18,375
United States Lime & Minerals, Inc.	50	3,948
United States Steel Corp. (b)	1,350	41,148
Valvoline, Inc. (b)	1,282	27,576
Vulcan Materials Co.	855	95,075
W.R. Grace & Co. (b)	427	30,513
Westlake Chemical Corp.	202	16,788
WestRock Co.	1,534	81,977
Worthington Industries, Inc.	225	9,756
		5,392,534
Real Estate - 3.8%
Acadia Realty Trust (b)	676	18,948
Agree Realty Corp.	300	15,936
Alexander & Baldwin, Inc.	213	4,833
Alexandria Real Estate Equities, Inc. (b)	601	75,600
American Assets Trust, Inc.	425	15,848
American Campus Communities, Inc.	982	40,419
American Homes 4 Rent - Class A	1,700	37,213
American Tower Corp.	2,896	420,788
Apartment Investment & Management Co. - Class A	1,381	60,944
Apple Hospitality REIT, Inc.	1,975	34,543
Ashford Hospitality Trust, Inc.	544	3,476
AV Homes, Inc. (a)	600	12,000
AvalonBay Communities, Inc.	1,099	199,084
Boston Properties, Inc.	1,243	153,001
Braemar Hotels & Resorts, Inc.	130	1,530
Brandywine Realty Trust	1,413	22,212
Brixmor Property Group, Inc.	2,275	39,835
Brookfield Property Partners, L.P.	1,490	31,126
Camden Property Trust	725	67,838
CareTrust REIT, Inc.	403	7,137
CBL & Associates Properties, Inc. (b)	1,205	4,808

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
CBRE Group, Inc. - Class A (a)	2,425	$106,942
Cedar Realty Trust, Inc.	650	3,029
Chatham Lodging Trust (b)	425	8,878
Chesapeake Lodging Trust (b)	625	20,044
Colony Capital, Inc. (b)	3,575	21,772
Columbia Property Trust, Inc.	1,075	25,413
CoreCivic, Inc.	799	19,440
CoreSite Realty Corp. (b)	300	33,342
Corporate Office Properties Trust	850	25,356
Cousins Properties, Inc.	3,356	29,835
Crown Castle International Corp.	2,435	271,088
CubeSmart (b)	1,412	40,284
CyrusOne, Inc. (b)	725	45,965
DDR Corp. (b)	1,410	18,880
DiamondRock Hospitality Co.	1,727	20,154
Digital Realty Trust, Inc.	1,631	183,455
Douglas Emmett, Inc.	1,300	49,036
Duke Realty Corp.	2,726	77,337
EastGroup Properties, Inc. (b)	262	25,052
Empire State Realty Trust, Inc. - Class A	775	12,873
EPR Properties (b)	422	28,869
Equinix, Inc.	530	229,431
Equity Commonwealth (a)	993	31,865
Equity LifeStyle Properties, Inc.	739	71,277
Equity Residential	2,904	192,419
Essex Property Trust, Inc.	472	116,447
Extra Space Storage, Inc.	989	85,687
Federal Realty Investment Trust	520	65,764
First Industrial Realty Trust, Inc.	1,025	32,185
Forest City Realty Trust, Inc. - Class A	2,100	52,689
Four Corners Property Trust, Inc.	444	11,406
Franklin Street Properties Corp.	950	7,591
Front Yard Residential Corp.	33	358
Gaming and Leisure Properties, Inc.	1,217	42,899
Getty Realty Corp.	402	11,481
Government Properties Income Trust (b)	550	6,210

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Gramercy Property Trust	912	$25,025
HCP, Inc.	3,775	99,358
Healthcare Realty Trust, Inc. (b)	875	25,603
Healthcare Trust of America, Inc. - Class A	1,025	27,337
Hersha Hospitality Trust	550	12,469
HFF, Inc. - Class A	75	3,186
Highwoods Properties, Inc.	800	37,808
Hospitality Properties Trust	1,325	38,213
Host Hotels & Resorts, Inc.	5,974	126,051
Howard Hughes Corp. (The) (a) (b)	321	39,875
Hudson Pacific Properties, Inc.	1,225	40,082
Investors Real Estate Trust	1,800	10,764
Invitation Homes, Inc. (b)	871	19,955
Iron Mountain, Inc. (b)	1,372	47,361
JBG SMITH Properties (b)	764	28,138
Jones Lang LaSalle, Inc.	284	40,986
Kennedy-Wilson Holdings, Inc.	925	19,888
Kilroy Realty Corp. (b)	700	50,183
Kimco Realty Corp. (b)	3,350	56,079
Kite Realty Group Trust (b)	725	12,071
Lamar Advertising Co. - Class A (b)	400	31,120
LaSalle Hotel Properties	1,000	34,590
Lexington Realty Trust	1,125	9,338
Liberty Property Trust	1,225	51,756
Life Storage, Inc.	350	33,306
LTC Properties, Inc.	50	2,206
Macerich Co. (The)	803	44,398
Mack-Cali Realty Corp.	725	15,414
Medical Properties Trust, Inc.	1,500	22,365
Mid-America Apartment Communities, Inc.	859	86,055
National Health Investors, Inc.	325	24,567
National Retail Properties, Inc.	900	40,338
New Senior Investment Group, Inc.	695	4,101
NorthStar Realty Europe Corp.	542	7,675
Omega Healthcare Investors, Inc. (b)	1,200	39,324
Outfront Media, Inc.	336	6,703

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Paramount Group, Inc.	1,800	$27,162
Park Hotels & Resorts, Inc.	227	7,450
Pebblebrook Hotel Trust (b)	625	22,731
Pennsylvania Real Estate Investment Trust (b)	775	7,332
Piedmont Office Realty Trust, Inc. - Class A (b)	1,275	24,136
PotlatchDeltic Corp. (b)	280	11,466
Prologis, Inc.	4,883	331,018
PS Business Parks, Inc.	200	25,418
Public Storage	1,249	251,835
Rafael Holdings, Inc. - Class B (a) (b)	8	67
Ramco-Gershenson Properties Trust (b)	1,000	13,600
Rayonier, Inc.	826	27,927
Realty Income Corp.	1,700	96,713
Regency Centers Corp.	1,182	76,440
Retail Opportunity Investments Corp. (b)	725	13,536
Retail Properties of America, Inc. - Class A	2,075	25,294
Retail Value, Inc. (a)	141	4,609
RLJ Lodging Trust	1,633	35,975
RMR Group, Inc. (The) - Class A	71	6,589
Ryman Hospitality Properties, Inc.	525	45,239
Sabra Health Care REIT, Inc.	1,436	33,200
SBA Communications Corp. (a)	920	147,780
Select Income REIT	350	7,679
Senior Housing Properties Trust	2,075	36,437
Simon Property Group, Inc.	2,553	451,242
SL Green Realty Corp.	776	75,683
Spirit MTA REIT	300	3,456
Spirit Realty Capital, Inc.	3,000	24,180
St. Joe Co. (The) (a) (b)	500	8,400
STAG Industrial, Inc.	450	12,375
STORE Capital Corp.	675	18,758
Summit Hotel Properties, Inc.	975	13,192
Sun Communities, Inc.	500	50,770
Sunstone Hotel Investors, Inc.	1,840	30,102
Tanger Factory Outlet Centers, Inc. (b)	775	17,732
Taubman Centers, Inc.	500	29,915

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Tejon Ranch Co. (a)	50	$1,086
Terreno Realty Corp.	275	10,368
UDR, Inc.	2,028	81,992
Uniti Group, Inc.	1,228	24,744
Universal Health Realty Income Trust	200	14,882
Urban Edge Properties	811	17,907
Urstadt Biddle Properties, Inc. - Class A (b)	500	10,645
Ventas, Inc.	2,665	144,923
VEREIT, Inc.	6,175	44,831
Vornado Realty Trust	1,528	111,544
Washington Prime Group, Inc. (b)	1,617	11,804
Washington Real Estate Investment Trust (b)	450	13,793
Weingarten Realty Investors	1,050	31,248
Welltower, Inc.	2,820	181,382
Weyerhaeuser Co.	5,677	183,197
Xenia Hotel & Resorts, Inc.	900	21,330
		7,426,674
Telecommunication Services - 1.9%
AT&T, Inc.	51,518	1,729,975
CenturyLink, Inc.	6,072	128,726
Cogent Communications Holdings, Inc. (b)	200	11,160
Consolidated Communications Holdings, Inc. (b)	501	6,533
IDT Corp. - Class B	16	85
Shenandoah Telecommunications Co.	300	11,625
Spok Holdings, Inc.	400	6,160
Sprint Corp. (a) (b)	5,547	36,277
Telephone & Data Systems, Inc.	700	21,301
T-Mobile US, Inc. (a)	2,125	149,133
United States Cellular Corp. (a)	300	13,434
Verizon Communications, Inc.	28,303	1,511,097
Vonage Holdings Corp. (a)	1,425	20,178
Zayo Group Holdings, Inc. (a)	1,525	52,948
		3,698,632
Utilities - 2.7%
AES Corp.	4,360	61,040
ALLETE, Inc.	425	31,879

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
Alliant Energy Corp.	1,375	$58,534
Ameren Corp.	1,625	102,733
American Electric Power Co., Inc.	3,355	237,802
American States Water Co. (b)	100	6,114
American Water Works Co., Inc.	1,190	104,684
Aqua America, Inc.	1,326	48,929
Atmos Energy Corp.	760	71,371
Avangrid, Inc. (b)	550	26,362
Avista Corp.	250	12,640
Black Hills Corp.	300	17,427
California Water Service Group (b)	225	9,653
CenterPoint Energy, Inc. (b)	2,900	80,185
CMS Energy Corp.	1,800	88,200
Consolidated Edison, Inc.	2,169	165,256
Dominion Energy, Inc.	4,096	287,866
DTE Energy Co.	1,023	111,640
Duke Energy Corp.	4,412	353,048
Edison International	2,291	155,055
El Paso Electric Co.	100	5,720
Entergy Corp.	1,150	93,300
Evergy, Inc.	1,715	94,188
Eversource Energy	2,092	128,532
Exelon Corp.	4,631	202,189
FirstEnergy Corp.	3,030	112,625
Genie Energy Ltd. - Class B	16	86
Hawaiian Electric Industries, Inc. (b)	800	28,472
IDACORP, Inc.	313	31,059
MDU Resources Group, Inc.	1,075	27,617
MGE Energy, Inc.	150	9,578
National Fuel Gas Co.	650	36,439
New Jersey Resources Corp. (b)	500	23,050
NextEra Energy, Inc.	3,223	540,174
NiSource, Inc.	2,140	53,329
Northwest Natural Gas Co. (b)	300	20,070
NorthWestern Corp.	400	23,464
NRG Energy, Inc.	1,852	69,266

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
OGE Energy Corp.	1,175	$42,676
ONE Gas, Inc.	287	23,614
Ormat Technologies, Inc. (b)	175	9,469
Otter Tail Corp.	350	16,765
PG&E Corp.	3,350	154,134
Pinnacle West Capital Corp.	716	56,693
PNM Resources, Inc.	400	15,780
Portland General Electric Co.	500	22,805
PPL Corp.	4,700	137,522
Public Service Enterprise Group, Inc.	3,600	190,044
SCANA Corp.	779	30,295
Sempra Energy	1,737	197,583
South Jersey Industries, Inc.	650	22,926
Southern Co. (The)	6,540	285,144
Southwest Gas Holdings, Inc.	325	25,685
Spire, Inc.	350	25,743
UGI Corp.	1,275	70,737
Vectren Corp.	508	36,317
Vistra Energy Corp. (a)	7	174
WEC Energy Group, Inc.	2,039	136,124
Xcel Energy, Inc.	3,600	169,956
		5,199,762

Total Common Stocks (Cost $55,134,699)		$194,063,833

PREFERRED STOCKS - 0.0% (d)	Shares	Value
GCI Liberty, Inc., 5.00% - Series A (Cost $484)	35	$877

RIGHTS - 0.0% (d)	Shares	Value
AMR Corp., Escrow (a) (c)	3,275	$5,699
Media General, Inc. - CVR (a) (b) (c)	794	0
Schulman A, Inc. (a) (c)	81	0
Total Rights (Cost $0)		$5,699

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (e)	2,985,317	$2,985,317
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (e) (f)	1,454,219	1,454,219
Total Money Market Funds (Cost $4,439,536)		$4,439,536

Total Investments at Value - 101.3% (Cost $59,574,719)		$198,509,945

Liabilities in Excess of Other Assets - (1.3%)		(2,434,580)

Net Assets - 100.0%		$196,075,365

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $11,885,204 (Note 5).
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $5,762 as of September 30, 2018, representing 0.0% (d) of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2018.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2018 was $1,454,219. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,730,460 (Note 5).

CVR - Contingent Value Right.

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Australia - 3.1%
Alumina Ltd. (a)	69,247	$138,602
Amcor Ltd. (a)	8,884	87,791
ASX Ltd. (a)	17,156	789,015
Caltex Australia Ltd. (a)	2,815	60,807
CIMIC Group Ltd. (a)	7,297	270,793
Coca-Cola Amatil Ltd. (a)	7,563	53,308
Cochlear Ltd. (a)	3,767	546,126
Commonwealth Bank of Australia (a)	774	39,944
Computershare Ltd. (a)	27,672	398,456
CSL Ltd. (a)	48,939	7,109,847
Dexus Property Group (a)	8,235	62,903
Goodman Group (a)	12,918	96,892
GPT Group (The) (a)	18,702	70,428
Incitec Pivot Ltd. (a)	2,279	6,552
Insurance Australia Group Ltd. (a)	23,999	126,859
Macquarie Group Ltd. (a)	6,318	574,661
Medibank Private Ltd. (a)	96,554	202,999
Newcrest Mining Ltd. (a)	14,077	197,647
Origin Energy Ltd. (a) (b)	15,717	93,670
QBE Insurance Group Ltd. (a)	100,137	804,227
Scentre Group Ltd. (a)	4,640	13,332
Sonic Healthcare Ltd. (a)	703	12,647
South32 Ltd. (a)	11,501	32,317
Stockland Corp. Ltd. (a)	6,854	20,586
Westpac Banking Corp. (a)	55,203	1,110,019
Woolworths Group Ltd. (a)	56,167	1,139,015
		14,059,443
Austria - 0.1%
OMV AG (a)	7,394	414,743

Belgium - 0.5%
Anheuser-Busch InBev S.A./N.V. (a)	2,612	228,614
KBC Group N.V. (a)	23,626	1,756,566
UCB S.A. (a)	3,455	310,440
		2,295,620

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Bermuda - 0.1%
Hongkong Land Holdings Ltd. (a)	82,500	$546,427

Brazil - 0.9%
Ambev S.A.	91,600	417,415
Banco Santander Brasil S.A.	42,300	373,469
BB Seguridade Participacoes S.A.	52,900	314,953
Lojas Renner S.A.	4,600	35,271
OdontoPrev S.A.	32,100	101,758
Raia Drogasil S.A.	116,610	2,092,327
Vale S.A.	39,796	588,888
		3,924,081
Canada - 4.8%
Bank of Montreal	2,700	222,680
Brookfield Asset Management, Inc. - Class A	2,500	111,259
CAE, Inc.	1,000	20,297
Canadian Imperial Bank of Commerce	1,400	131,167
Canadian National Railway Co.	4,200	376,823
Canadian Pacific Railway Ltd.	29,117	6,171,057
CCL Industries, Inc. - Class B	1,400	63,096
CI Financial Corp.	16,500	261,972
Constellation Software, Inc.	900	661,777
Dollarama, Inc.	87,949	2,770,278
Empire Co. Ltd. - Class A	15,400	280,629
Encana Corp.	2,400	31,454
Finning International, Inc.	12,300	300,406
First Quantum Minerals Ltd.	2,500	28,468
Franco-Nevada Corp.	2,400	150,116
Gildan Activewear, Inc.	100	3,042
H&R Real Estate Investment Trust	6,300	96,904
Husky Energy, Inc.	22,634	397,383
IGM Financial, Inc.	10,600	291,299
Imperial Oil Ltd.	4,400	142,375
Industrial Alliance Insurance & Financial Services, Inc.	1,200	47,980
Intact Financial Corp.	4,500	374,129
Inter Pipeline Ltd.	9,200	159,529
Keyera Corp.	18,500	495,654

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Canada - 4.8% (Continued)
Loblaw Cos. Ltd.	900	$46,233
Manulife Financial Corp.	16,800	300,288
National Bank of Canada	1,400	69,913
Onex Corp.	2,800	191,457
PrairieSky Royalty Ltd.	26,800	470,732
Rogers Communications, Inc.	2,800	143,988
Royal Bank of Canada	9,000	721,366
Shaw Communications, Inc. - Class B	8,900	173,412
Shopify, Inc. - Class A (b) (c)	33,219	5,463,197
Suncor Energy, Inc.	11,300	437,199
Thomson Reuters Corp.	2,700	123,191
West Fraser Timber Co. Ltd.	600	34,143
		21,764,893
Cayman Islands - 1.6%
Baidu, Inc. - ADR (b)	6,274	1,434,738
CK Asset Holdings Ltd. (a)	39,000	292,348
CK Hutchison Holdings Ltd. (a)	7,500	86,330
Hengan International Group Co. Ltd. (a)	18,500	170,014
Tencent Holdings Ltd. (a)	115,755	4,726,325
Tingyi Holding Corp. (a)	186,000	341,533
		7,051,288
Chile - 0.2%
Aguas Andinas S.A. - Class A (a)	291,275	161,207
Cia Cervecerias Unidas S.A. (a)	2,344	32,672
Colbun S.A. (a)	527,139	113,715
Empresas CMPC S.A. (a)	22,732	91,739
Empresas COPEC S.A. (a)	16,696	257,930
Enel Americas S.A. (a)	504,602	77,706
		734,969
China - 0.5%
China Life Insurance Co. Ltd. - H Shares (a)	308,000	699,964
China Merchants Bank Co. Ltd. - H Shares (a)	11,500	46,501
China Molybdenum Co. Ltd. - H Shares (a)	492,000	205,520
China Pacific Insurance Co. Ltd. - H Shares (a)	28,200	108,360
China Railway Group Ltd. - H Shares (a)	87,000	86,209
China Shenhua Energy Co. Ltd. - H Shares (a)	200,500	456,626

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
China - 0.5% (Continued)
Great Wall Motor Co. Ltd. - H Shares (a)	11,500	$7,309
PetroChina Co. Ltd. - H Shares (a)	654,000	529,339
Sinopec Shanghai Petrochemical Co. Ltd. - H Shares (a)	428,000	261,034
		2,400,862
Czech Republic - 0.4%
CEZ A/S (a)	60,560	1,549,830

Denmark - 2.9%
A.P. Moller-Maerska A/S - Series B (a) (c)	3,259	4,578,068
Carlsberg A/S - Series B (a)	460	55,161
Chr. Hansen Holding A/S (a)	45,916	4,654,810
Coloplast A/S - Series B (a)	243	24,822
Danske Bank A/S (a)	64,595	1,693,048
DSV A/S (a)	5,553	504,560
Genmab A/S (a) (b)	4,082	641,111
Novo Nordisk A/S - Class B (a)	10,244	482,092
Novozymes A/S - Class B (a)	11,382	624,230
		13,257,902
Finland - 0.4%
Fortum OYJ (a)	2,957	74,097
Neste OYJ (a)	4,109	338,642
Sampo OYJ - A Shares (a)	5,559	287,636
Stora Enso OYJ - R Shares (a)	5,738	109,560
UPM-Kymmene OYJ (a)	29,887	1,171,986
		1,981,921
France - 8.6%
Accor S.A. (a)	1,511	77,613
Alstom S.A. (a)	3,566	159,482
Atos SE (a)	4,670	555,598
Bureau Veritas S.A. (a)	18,926	488,649
Credit Agricole S.A. (a)	145,911	2,097,200
Dassault Aviation S.A. (a)	315	582,894
Dassault Systemes S.A. (a)	226	33,814
Eiffage S.A. (a)	457	51,045
Engie S.A. (a)	3,232	47,576
Essilor International Cie Generale d'Optique S.A. (a)	34,296	5,075,833

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
France - 8.6% (Continued)
Eurazeo S.A. (a)	3,969	$312,482
Hermes International S.A. (a)	1,280	847,922
Kering S.A. (a)	499	267,607
LVMH Moet Hennessy Louis Vuitton SE (a)	18,822	6,650,296
Pernod Ricard S.A. (a)	26,243	4,303,500
Publicis Groupe S.A. (a)	51,547	3,078,003
Rexel S.A. (a)	280,856	4,218,074
Sanofi S.A. (a)	14,112	1,260,706
Schneider Electric SE (a)	48,111	3,862,672
SCOR SE (a)	48,889	2,266,279
Total S.A. (a)	32,520	2,114,203
Unibail-Rodamco SE and WFD Unibail-Rodamco N.V. (a)	1,848	372,226
Vinci S.A. (a)	867	82,475
		38,806,149
Germany - 3.1%
adidas AG (a)	20,323	4,969,547
BASF SE (a)	2,454	217,723
Bayer AG (a)	1,782	158,044
Beiersdorf AG (a)	1,523	171,656
Brenntag AG (a)	6,319	389,652
Continental AG (a)	630	109,445
Fraport AG Frankfurt Airport Services Worldwide (a)	2,462	217,322
Fresenius Medical Care AG & Co. KGaA (a)	4,947	508,207
Fresenius SE & Co. KGaA (a)	2,994	219,523
Hannover Rueck SE (a)	2,648	373,713
HOCHTIEF AG (a)	693	114,868
Muenchener Rueckversicherungs-Gesellschaft AG - Registered Shares (a)	2,426	535,801
Puma SE (a)	41	20,227
SAP SE (a)	6,083	747,891
Siemens AG (a)	8,405	1,074,556
Volkswagon AG (a)	23,820	4,141,208
Vonovia SE (a)	1,178	57,606
		14,026,989
Greece - 0.0% (d)
FF Group (a) (b)	2,880	16,034

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Hong Kong - 4.6%
AIA Group Ltd. (a)	576,570	$5,141,176
China Merchants Holdings Ltd. (a) (c)	168,000	321,163
China Mobile Ltd. (a)	476,000	4,679,909
China Resources Power Holdings Co. Ltd. (a)	1,740,504	3,070,734
CITIC Ltd. (a)	217,000	323,200
CNOOC Ltd. (a)	430,000	851,446
Fosun International Ltd. (a)	231,500	407,913
Galaxy Entertainment Group Ltd. (a)	53,000	334,802
Hang Lung Group Ltd. (a)	6,000	15,980
Hang Lung Properties Ltd. (a)	23,000	44,868
Hang Seng Bank Ltd. (a)	5,600	151,949
HKT Trust and HKT Ltd. (a)	88,000	121,004
Hong Kong Exchanges & Clearing Ltd. (a)	4,600	131,442
Lenovo Group Ltd. (a)	6,108,000	4,450,206
Power Assets Holdings Ltd. (a)	62,500	434,430
Swire Pacific Ltd. - Class A (a)	19,000	208,077
		20,688,299
India - 1.1%
Coal India Ltd. (a)	23,670	86,921
HDFC Bank Ltd. - ADR	48,810	4,593,022
Reliance Industries Ltd. (a)	9,723	168,701
Siemens Ltd. (a)	7,037	91,737
Tata Steel Ltd. (a)	4,283	34,339
Titan Co. Ltd. (a)	2,542	28,246
		5,002,966
Indonesia - 0.1%
United Tractors Tbk PT (a)	235,900	522,343

Ireland - 3.2%
Accenture plc - Class A	36,464	6,206,172
DCC plc (a)	1,471	133,409
ICON plc (b)	29,402	4,520,558
Ryanair Holdings plc - ADR (b) (c)	24,815	2,383,233
Willis Towers Watson plc	9,802	1,381,494
		14,624,866

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Israel - 0.1%
Check Point Software Technologies Ltd. (b)	2,826	$332,535
Nice Ltd. (a) (b)	2,805	319,500
		652,035
Italy - 2.8%
Enel SpA (a)	420,397	2,148,594
Eni SpA (a)	71,146	1,340,900
Luxottica Group SpA (a)	42,095	2,852,534
Mediobanca Banca di Credito Finanziario SpA (a)	48,863	486,211
Recordati SpA (a) (c)	14,695	496,831
Saipem SpA (a) (b)	511,502	3,142,308
Snam SpA (a)	167,410	696,082
Terna Rete Elettrica Nazionale SpA (a)	85,593	457,169
Unicredit SpA (a)	66,986	1,004,976
		12,625,605
Japan - 14.4%
AGC, Inc. (a)	300	12,451
Ajinomoto Co., Inc. (a)	3,700	63,558
Astellas Pharma, Inc. (a)	34,800	607,712
Benesse Holdings, Inc. (a)	600	17,085
Bridgestone Corp. (a)	8,200	309,906
Canon, Inc. (a)	7,500	237,822
Chubu Electric Power Co., Inc. (a)	1,400	21,207
Chugai Pharmaceutical Co. Ltd. (a)	2,100	134,995
Chugoku Electric Power Co., Inc. (The) (a)	8,500	109,232
Daifuku Co. Ltd. (a)	2,700	137,605
Dai-ichi Life Holdings, Inc. (a)	64,000	1,334,099
Daikin Industries Ltd. (a)	4,100	545,725
Daiwa Securites Group, Inc. (a)	4,000	24,327
Dentsu, Inc. (a)	3,600	167,192
East Japan Railway Co. (a)	4,600	427,290
Eisai Co. Ltd. (a)	7,100	691,662
FANUC Corp. (a)	17,600	3,311,137
Fast Retailing Co. Ltd. (a)	1,900	962,538
Fuji Electric Co. Ltd. (a)	1,000	40,057
Fujitsu Ltd. (a)	72,500	5,164,878
Hamamatsu Photonics K.K. (a)	8,500	338,525

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Japan - 14.4% (Continued)
Hitachi Ltd. (a)	4,600	$156,362
Hitachi Metals Ltd. (a)	172,000	2,129,869
Honda Motor Co. (a)	142,800	4,300,601
Hoshizaki Corp. (a)	700	72,453
Hoya Corp. (a)	300	17,817
Iida Group Holdings Co. Ltd. (a)	8,600	152,843
INPEX Corp. (a)	400,400	5,002,819
Isetan Mitsukoshi Holdings Ltd. (a)	7,200	88,394
Isuzu Motors Ltd. (a)	122,300	1,928,003
Japan Airport Terminal Co. Ltd. (a)	6,000	272,942
Japan Exchange Group, Inc. (a)	12,600	219,483
Japan Post Bank Co. Ltd. (a)	16,400	193,789
Japan Post Holdings Co. Ltd. (a)	50,700	603,391
Japan Real Estate Investment Corp. (a)	108	566,330
Japan Retail Fund Investment Corp. (a)	8	14,518
Japan Tobacco International (a)	2,200	57,449
JXTG Holdings, Inc. (a)	16,800	127,072
Kansai Electric Power Co., Inc. (The) (a)	26,900	406,029
KDDI Corp. (a)	23,100	637,254
Keikyu Corp. (a)	27,800	506,680
Keyence Corp. (a)	10,560	6,134,165
Kintetsu Group Holdings Co. (a)	500	20,108
Kuboto Corp. (a)	13,200	224,257
Kurita Water Industries Ltd. (a)	7,500	218,492
Kyocera Corp. (a)	2,900	174,063
Kyowa Hakko Kirin Co. Ltd. (a)	700	13,135
Kyushu Electric Power Co., Inc. (a)	46,000	556,002
Lion Corp. (a)	19,900	441,972
Marubeni Corp. (a)	82,800	757,257
McDonald's Holdings Co. Japan Ltd. (a)	2,500	109,788
Mebuki Financial Group, Inc. (a)	92,100	318,671
MINEBEA MITSUMI, Inc. (a)	16,600	300,887
Mitsubishi Corp. (a)	12,100	372,713
Mitsubishi UFJ Financial Group, Inc. (a)	352,500	2,189,974
Mitsui & Co., Ltd. (a)	9,200	163,490
Mizuho Financial Group, Inc. (a)	631,700	1,100,928

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Japan - 14.4% (Continued)
MS&AD Insurance Group Holdings, Inc. (a)	36,400	$1,215,905
Nidec Corp. (a)	1,900	273,212
Nikon Corp. (a)	25,800	484,816
Nintendo Co. Ltd. (a)	800	291,067
Nippon Building Fund, Inc. (a)	16	92,516
Nippon Steel & Sumitomo Metal Corp. (a)	10,100	213,642
Nomura Holdings, Inc. (a)	63,800	304,292
Nomura Research Institute Ltd. (a)	3,067	154,877
NTT Data Corp. (a)	2,800	38,761
NTT DoCoMo, Inc. (a)	40,400	1,085,854
Olympus Corp. (a)	7,100	277,048
Park24 Co. Ltd. (a)	1,200	36,269
Persol Holdings Co. Ltd. (a)	7,000	164,294
Pola Orbis Holdings, Inc. (a)	2,000	73,046
Rakuten, Inc. (a)	50,400	386,116
Recruit Holdings Co. Ltd. (a)	5,000	167,007
Resona Holdings, Inc. (a)	2,400	13,475
Sankyo Co. Ltd. (a)	6,300	246,452
Secom Co. Ltd. (a)	800	65,193
Seibu Holdings, Inc. (a)	9,100	163,611
Seven & i Holdings Co. Ltd. (a)	1,700	75,794
Sharp Corp. (a) (c)	5,300	107,693
Shimadzu Corp. (a)	600	18,803
Shimano, Inc. (a)	1,700	274,123
Shin-Etsu Chemical Co. Ltd. (a)	4,400	388,996
Shinsei Bank Ltd. (a)	400	6,535
Shionogi & Co. Ltd. (a)	11,300	738,677
Shiseido Co. Ltd. (a)	3,300	255,579
Stanley Electric Co. Ltd. (a)	600	20,513
Subaru Corp. (a)	7,600	232,973
Sumitomo Corp. (a)	12,800	213,315
Sumitomo Mitsui Financial Group, Inc. (a)	96,100	3,867,434
Sumitomo Mitsui Trust Holdings, Inc. (a)	10,300	423,809
Sundrug Co. Ltd. (a)	2,700	96,343
Suzuki Motor Corp. (a)	3,100	177,665
Sysmex Corp. (a)	37,555	3,238,497

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Japan - 14.4% (Continued)
Takeda Pharmaceutical Co. Ltd. (a)	27,100	$1,158,743
Tohoku Electric Power Co., Inc. (a)	25,600	348,202
Tokyo Gas Co. Ltd. (a)	17,300	425,546
Trend Micro, Inc. (a)	4,400	283,025
Unicharm Corp. (a)	3,200	105,874
United Urban Investment Corp. (a)	77	121,006
USS Co. Ltd. (a)	8,600	159,649
West Japan Railway Co. (a)	16,400	1,143,238
Yakult Honsha Co. Ltd. (a)	500	41,005
Yamato Holdings Co. Ltd. (a)	1,800	55,267
		64,934,760
Jersey - 1.9%
Experian plc (a)	266,447	6,836,372
Glencore plc (a)	45,827	197,526
WPP plc (a)	100,001	1,464,327
		8,498,225
Korea (Republic of) - 2.9%
BNK Financial Group, Inc. (a)	18,737	145,232
Celltrion, Inc. (a) (b)	962	257,807
Hana Financial Group, Inc. (a)	62,936	2,527,012
Hanwha Life Insurance Co. Ltd. (a)	18,190	86,750
Hotel Shilla Co. Ltd. (a)	2,638	257,947
Hyundai Motor Co. Ltd. (a)	23,006	1,623,784
Industrial Bank of Korea (a)	16,766	230,410
KB Financial Group, Inc. (a)	4,604	224,229
Kia Motors Corp. (a)	4,804	151,957
LG Corp. (a)	1,308	85,614
Lotte Chemical Corp. (a)	502	125,803
Posco (a)	5,491	1,457,542
Samsung Electronics Co. Ltd. (a)	48,859	2,044,755
Samsung SDS Co. Ltd. (a)	180	37,478
Samsung C&T Corp. (a)	2,045	238,632
Samsung Securities Co. Ltd. (a)	664	19,553
Shinhan Financial Group Co. Ltd. (a)	47,349	1,913,268

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Korea (Republic of) - 2.9% (Continued)
SK Hynix, Inc. (a)	18,874	$1,248,642
SK Innovation Co. Ltd. (a)	2,528	490,019
Woori Bank (a)	1,476	22,475
		13,188,909
Luxembourg - 0.0% (d)
Eurofins Scientific (a)	66	37,545

Malaysia - 0.4%
Genting Berhad (a)	71,100	134,095
Genting Malaysia Berhad (a)	613,400	739,084
Hartalega Holdings Berhad (a)	23,100	36,912
Kuala Lumpur Kepong Berhad (a)	9,000	54,250
Petronas Chemicals Group Berhad (a)	189,400	428,118
Petronas Dagangan Berhad (a)	18,600	117,977
Petronas Gas Berhad (a)	89,000	405,826
		1,916,262
Mexico - 1.3%
America Movil S.A.B. de C.V.	746,200	600,086
ARCA Continental S.A.B. de C.V.	8,300	53,567
Grupo Aeroport del Surest	8,615	176,033
Grupo Financiero Inbursa	262,400	412,504
Infraestructura Energetica Nova S.A.B. de C.V.	39,600	196,789
Mexichem S.A.B. de C.V.	2,100	7,189
Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,110	54,389
Wal-Mart de Mexico S.A.B. de C.V.	1,401,175	4,250,432
		5,750,989
Netherlands - 3.0%
AerCap Holdings N.V. (b)	362	20,822
ASML Holding N.V. (a)	6,396	1,200,724
Core Laboratories N.V. (c)	29,674	3,437,139
Ferrari N.V. (a)	495	67,983
ING Groep N.V. (a)	160,328	2,080,646
Koninklijke DSM N.V. (a)	8,353	884,580
Koninklijke KPN N.V. (a)	267,834	706,460
Koninklijke Philips N.V. (a)	5,043	229,838

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Netherlands - 3.0% (Continued)
Mylan N.V. (b)	108,727	$3,979,408
Qaigen N.V. (a) (b)	9,646	365,272
Randstad Holding N.V. (a)	5,807	309,906
STMicroelectronics N.V. (a)	3,606	65,991
		13,348,769
New Zealand - 0.0% (d)
Fisher & Paykel Healthcare Corp. Ltd. (a)	13,119	130,816

Norway - 0.3%
DNB ASA (a)	35,631	749,789
Orkla ASA (a)	55,864	471,966
		1,221,755
Philippines - 0.1%
Aboitiz Power Corp. (a)	73,800	45,706
Ayala Land, Inc. (a)	285,500	211,705
PLDT, Inc. (a)	4,780	120,475
SM Prime Holdings, Inc. (a)	10,700	7,163
		385,049
Poland - 0.1%
Bank Polska Kasa Opieki S.A. (a)	5,309	152,785
LPP S.A. (a)	36	84,215
Polskie Gornictwo Naftowe I Gazownictwo S.A. (a) (b)	75,519	132,550
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	17,313	201,118
		570,668
Portugal - 0.0% (d)
Galp Energia SGPS S.A. (a)	1,870	37,073
Jeronimo Martins SGPS S.A. (a)	9,723	143,296
		180,369
Russia - 1.3%
LUKOIL PJSC - ADR	22,862	1,747,571
MMC Norilsk Nickel PJSC - ADR (a)	42,294	730,376
MMC Norilsk Nickel PJSC	2,972	516,631
Novolipetsk Steel PJSC	114,020	309,629
Rosneft Oil Co. PJSC (a)	245,078	1,831,163
Severstal PJSC	25,400	423,118

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Russia - 1.3% (Continued)
Tatneft PJSC	18,810	$239,865
		5,798,353
Singapore - 1.0%
DBS Group Holdings Ltd. (a)	84,600	1,613,928
Singapore Exchange Ltd. (a)	89,100	480,211
Wilmar International Ltd. (a) (c)	1,054,100	2,481,917
		4,576,056
South Africa - 0.1%
Aspen Pharmacare Holdings Ltd. (a)	23,490	281,051
Kumba Iron Ore Ltd. (a)	1,816	41,142
Mondi Ltd. (a)	533	14,635
Mr. Price Group Ltd. (a)	886	14,287
Standard Bank Group Ltd. (a)	9,610	118,816
Woolworths Holdings Ltd. (a)	44,576	156,258
		626,189
Spain - 2.4%
Amadeus IT Group S.A. (a)	52,962	4,908,360
Banco Bilbao Vizcaya Argentaria S.A. (a)	47,122	298,727
Bankia S.A. (a) (c)	387,600	1,512,885
Bankinter S.A. (a)	27,322	250,943
CaixaBank S.A. (a)	113,065	514,145
Enagas S.A. (a)	9,733	262,302
Endesa S.A. (a)	22,319	481,352
Industria de Diseno Textil S.A. (a)	46,503	1,404,748
Red Electrica Corp. S.A. (a)	2,598	54,306
Repsol S.A. (a)	65,667	1,307,086
		10,994,854
Sweden - 3.3%
Alfa Laval AB (a)	15,409	416,912
Atlas Copco AB - A Shares (a)	107,917	3,103,279
Boliden AB (a)	4,807	133,677
Epiroc AB (a) (b)	10,039	112,099
Hexagon AB - B Shares (a)	82,931	4,854,997
Investor AB - B Shares (a)	9,996	460,599
Lundin Petroleum AB (a)	1,602	61,059
Sandvik AB (a)	3,263	57,765

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Sweden - 3.3% (Continued)
SKF AB - B Shares (a)	27,702	$545,053
Swedish Match AB (a)	13,811	705,904
Tele2 AB - B Shares (a)	15,824	190,164
Telefonaktiebolaget LM Ericsson - B Shares (a)	416,766	3,688,448
Volvo AB - B Shares (a)	22,981	405,286
		14,735,242
Switzerland - 7.9%
ABB Ltd. (a)	55,226	1,306,292
Adecco Group AG (a)	8,091	425,301
Chubb Ltd.	37,081	4,955,504
Cie Financiere Richemont S.A. (a)	9,513	775,559
Coca-Cola HBC AG (a) (b)	3,570	121,615
Credit Suisse Group AG (a) (b)	157,464	2,362,700
EMS-Chemie Holding AG (a)	696	415,065
Geberit AG (a)	699	324,419
Givaudan S.A. (a)	234	575,747
Julius Baer Group Ltd. (a) (b)	486	24,287
Nestlé S.A. (a)	70,942	5,904,672
Novartis AG (a)	22,581	1,943,639
Partners Group Holding AG (a)	1,860	1,474,381
Roche Holdings AG (a)	25,511	6,168,640
Schindler Holding AG (a)	1,166	290,968
SGS S.A. (a)	397	1,045,221
Sika AG (a)	23,250	3,383,156
Sonova Holding AG - Registered Shares (a)	2,137	424,105
Straumann Holding AG - Registered Shares (a)	419	315,643
Swatch Group AG (The) - Bearer Shares (a)	832	330,648
Swatch Group AG (The) - Registered Shares (a)	178	13,863
Swiss Prime Site AG (a) (b)	2,831	241,515
Swiss Re AG (a)	6,369	586,787
UBS Group AG - Registered Shares (a) (b)	154,898	2,445,503
		35,855,230
Taiwan - 4.2%
Catcher Technology Co. Ltd. (a)	66,000	726,744
Cathay Financial Holding Co. Ltd. (a)	75,000	129,111
China Airlines Ltd. (a)	316,000	95,874

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Taiwan - 4.2% (Continued)
China Development Financial Holdings Corp. (a)	861,000	$321,788
China Life Insurance Co. Ltd. (a)	353,976	356,516
Chunghwa Telecom Co. Ltd. (a)	7,000	25,256
Compal Electronics, Inc. (a)	1,294,000	803,945
E.Sun Financial Holding Co. Ltd. (a)	777,904	575,309
Eva Airways Corp. (a)	144,900	70,578
First Financial Holding Co. Ltd. (a)	256,540	175,005
Formosa Chemicals & Fibre Corp. (a)	120,000	503,719
Formosa Petrochemical Corp. (a)	129,000	626,338
Formosa Plastics Corp. (a)	4,000	15,349
Foxconn Technology Co. Ltd. (a)	16,301	39,846
Hiwin Technologies Corp. (a)	12,360	102,295
Hon Hai Precision Industry Co. Ltd. (a)	1,353,000	3,514,442
Hotai Motor Co. Ltd. (a)	9,000	77,218
MediaTek, Inc. (a)	36,000	290,973
Nan Ya Plastics Corp. (a)	225,000	625,726
Phison Electronics Corp. (a)	13,000	103,780
Ruentex Development Co. Ltd. (a)	12,600	21,875
Shin Kong Financial Holding Co. Ltd. (a)	223,080	87,389
Standard Foods Corp. (a)	83,000	138,221
Synnex Technology International Corp. (a)	198,000	252,759
Taiwan Business Bank (a)	256,880	93,525
Taiwan Cement Corp. (a)	67,100	90,435
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	123,380	5,448,461
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	352,000	3,008,830
Uni-President Enterprises Corp. (a)	76,000	198,616
United Microelectronics Corp. (a)	69,000	36,466
Vanguard International Semiconductor Corp. (a)	127,000	283,912
		18,840,301
Thailand - 0.3%
Advanced Info Service plc - NVDR (a)	56,600	352,120
Airports of Thailand Public Co. Ltd. - NVDR (a)	267,900	543,012
Bumrungrad Hospital Public Co. Ltd. - NVDR (a)	7,100	40,845
Glow Energy plc - NVDR (a)	65,800	179,215
PTT Global Chemical PCL - NVDR (a)	4,800	12,071

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Thailand - 0.3% (Continued)
Thai Oil Public Co. Ltd. - NVDR (a)	33,000	$91,249
		1,218,512
Turkey - 0.3%
Akbank Turk A/S (a)	962,091	1,101,756
BIM Birlesik Magazalar A/S (a)	24,280	326,764
Tofas Turk Otomobil Fabrika A/S (a)	9,656	34,147
		1,462,667
United Arab Emirates - 0.0% (d)
Damac Properties Dubai Co. (a)	29,546	16,414
Dubai Investments PJSC (a)	208,027	107,103
		123,517
United Kingdom - 10.0%
Admiral Group plc (a)	8,058	218,409
Antofagasta plc (a)	5,327	59,190
Associated British Foods plc (a)	6,635	197,918
AstraZeneca plc (a)	2,122	165,381
Aviva plc (a)	298,253	1,902,806
Barclays plc (a)	976,357	2,165,370
Barratt Developments plc (a)	16,857	124,475
BHP Billiton plc (a)	22,873	499,076
BP plc (a)	55,782	427,513
British American Tobacco plc (a)	5,385	251,027
Bunzl plc (a)	4,829	151,800
Burberry Group plc (a)	1,982	52,041
Carnival plc (a)	7,774	482,191
Centrica plc (a)	91,198	184,282
Coca-Cola European Partners plc	14,800	672,956
Compass Group plc (a)	244,468	5,434,798
Croda International plc (a)	11,279	764,457
Diageo plc (a)	20,881	739,701
Direct Line Insurance Group plc (a)	5,192	21,912
easyJet plc (a)	20,491	350,610
G4S plc (a)	93,894	296,122
GlaxoSmithKline plc (a)	31,516	631,982
HSBC Holdings plc (a)	297,186	2,592,807
Imperial Brands plc (a)	41,741	1,452,086

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
United Kingdom - 10.0% (Continued)
Informa plc (a)	2,701	$26,825
InterContinental Hotels Group plc (a)	4,878	303,612
J Sainsbury plc (a)	537,861	2,253,564
John Wood Group plc (a)	286,542	2,874,525
Legal & General Group plc (a)	18,182	62,063
Lloyds Banking Group plc (a)	272,849	209,789
Mondi plc (a)	7,532	206,204
Persimmon plc (a)	1,766	54,365
Prudential plc (a)	10,820	248,057
Reckitt Benckiser Group plc (a)	9,678	883,998
RELX plc (a)	5,181	108,980
Royal Bank of Scotland Group plc (a)	829,606	2,687,740
Royal Dutch Shell plc - A Shares (a)	79,433	2,721,124
Smith & Nephew plc (a)	13,556	247,300
Standard Chartered plc (a)	346,640	2,871,700
Taylor Wimpey plc (a)	5,973	13,350
Tesco plc (a)	922,976	2,885,412
Travis Perkins plc (a)	264,491	3,669,993
Unilever plc (a)	2,689	147,703
Vodafone Group plc (a)	1,264,161	2,708,353
		45,023,567
United States - 1.4%
Mettler-Toledo International, Inc. (b)	7,793	4,745,782
News Corp. - Class A	102,576	1,352,977
Southern Copper Corp. (c)	4,558	196,632
		6,295,391

Total Common Stocks (Cost $390,206,760)		$432,661,260

PREFERRED STOCKS - 0.3%	Shares	Value
Brazil - 0.0% (d)
Banco Bradesco S.A.	13,120	$92,864
Petroleo Brasileiro S.A.	10,600	55,392
		148,256

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.3% (Continued)	Shares	Value
Germany - 0.2%
FUCHS PETROLUB SE (a)	950	$53,006
Porsche Automobil Holding SE (a)	12,911	869,026
		922,032
Korea (Republic of) - 0.1% (d)
Samsung Electronics Co. Ltd. (a)	5,448	185,813

Total Preferred Stocks (Cost $1,318,684)		$1,256,101

Money Market Funds - 3.7%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.92% (e)	16,454,404	$16,454,404
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.98% (e) (f)	113,685	113,685
Total Money Market Funds (Cost $16,568,089)		$16,568,089

Total Investments at Value - 99.7% (Cost $408,093,533)		$450,485,450

Other Assets in Excess of Liabilities - 0.3%		1,420,610

Net Assets - 100.0%		$451,906,060

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $15,742,147 (Note 5).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2018.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2018 was $113,685. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $16,390,438 (Note 5).

ADR - American Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 15.1%	Par Value	Value
U.S. Treasury Bonds - 9.7%
2.875%, due 09/30/23	$25,111,000	$25,024,681
2.750%, due 11/15/42	1,000,000	925,156
3.125%, due 02/15/43	800,000	790,250
3.625%, due 08/15/43	1,190,000	1,276,647
3.750%, due 11/15/43	850,000	930,617
3.375%, due 05/15/44	740,000	762,778
2.875%, due 08/15/45	970,000	913,013
2.750%, due 11/15/47	870,000	796,458
3.125%, due 05/15/48	830,000	818,847
3.000%, due 08/15/48	570,000	548,625
		32,787,072
U.S. Treasury Notes - 5.4%
2.625%, due 07/31/20	730,000	727,605
2.125%, due 08/31/20	1,270,000	1,253,529
2.000%, due 09/30/20	1,380,000	1,358,006
1.750%, due 10/31/20	1,250,000	1,222,656
1.625%, due 11/30/20	1,130,000	1,101,220
2.000%, due 05/31/21	1,370,000	1,339,389
1.125%, due 06/30/21	1,420,000	1,354,769
2.750%, due 08/31/23	517,000	512,476
1.875%, due 08/31/24	1,410,000	1,325,841
2.125%, due 09/30/24	1,410,000	1,343,466
2.250%, due 10/31/24	1,400,000	1,342,687
2.250%, due 02/15/27	2,000,000	1,882,500
2.250%, due 08/15/27	1,420,000	1,331,694
2.250%, due 11/15/27	1,410,000	1,319,672
2.750%, due 02/15/28	990,000	965,250
		18,380,760

Total U.S. Treasury Obligations (Cost $51,627,011)		$51,167,832

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.4%	Par Value	Value
Federal Home Loan Mortgage Corp. - 4.0%
Series 15-DNA1, Class M3, 5.516% (1MO LIBOR + 330), due 10/25/27 (a)	$350,000	$390,265
Series 2017-DNA3, Class M1, 2.966% (1MO LIBOR + 75), due 03/25/30 (a)	443,893	444,986
Series 4249, Class CS, 4.300%, due 09/15/43	1,263,692	1,062,495
Series 4355, Class ZX, 4.000%, due 05/15/44	5,332,364	5,441,719
TBA, 3.500%, due 10/11/48	6,300,000	6,200,578
		13,540,043
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.2%
Series K-722, Class X1, 1.441%, due 03/01/23 (a)	2,247,402	104,348
Series 4077, Class TS, 3.842% (1MO LIBOR + 600), due 05/15/41 (a)	1,368,995	160,056
Series 3966, Class SA, 3.742% (1MO LIBOR + 590), due 12/15/41 (a)	1,886,107	214,010
Series 4089, Class SH, 3.842% (1MO LIBOR + 600), due 08/15/42 (a)	1,493,316	175,600
		654,014
Federal National Mortgage Association - 3.8%
Series 16-C05, Class 2M1, 3.415% (1MO LIBOR + 135), due 01/25/29 (a)	250,136	250,911
Series 16-C06, Class 1M1, 3.516% (1MO LIBOR + 130), due 04/25/29 (a)	136,905	137,908
Series 2017-C03, Class 1M1, 3.015% (1MO LIBOR + 95), due 10/25/29 (a)	408,229	410,755
Series 18-C03, Class 1M1, 2.896% (1MO LIBOR + 68), due 10/25/30 (a)	388,944	389,592
Series 2018-C04, Class 2M2, 4.766% (1MO LIBOR + 255), due 12/25/30 (a)	500,000	510,981
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,418,008	1,273,790
TBA, 3.000%, due 10/11/48	3,500,000	3,348,715
TBA, 4.000%, due 10/11/48	6,300,000	6,361,523
		12,684,175
Federal National Mortgage Association Interest-Only Strips - 0.8%
Series 3311, Class IA, 4.252% (1MO LIBOR + 641), due 05/15/37 (a)	2,807,977	428,669

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.4% (Continued)	Par Value	Value
Federal National Mortgage Association Interest-Only Strips - 0.8% (Continued)
Series 2009-78, Class XS, 4.524% (1MO LIBOR + 674), due 10/25/39 (a)	$6,923,864	$1,154,798
Series 2011-124, Class NS, 4.284% (1MO LIBOR + 650), due 12/25/41 (a)	1,555,915	225,116
Series 2012-20, Class SA, 4.234% (1MO LIBOR + 645), due 03/25/42 (a)	1,541,122	205,230
Series 2012-76, Class SC, 3.784% (1MO LIBOR + 600), due 07/25/42 (a)	730,245	85,909
Series 2014-28, Class SD, 3.834% (1MO LIBOR + 650), due 05/25/44 (a)	5,011,296	695,475
		2,795,197
Government National Mortgage Association - 1.0%
TBA, 4.500%, due 11/19/48	3,400,000	3,510,388

Government National Mortgage Association Interest-Only Strips - 0.6%
Series 2010-133, Class SD, 4.007% (1MO LIBOR + 607), due 10/16/40 (a)	6,459,717	645,761
Series 2014-102, Class SY, 3.485%, due 02/20/44 (a)	6,218,588	640,846
Series 2018-83, Class HI, 5.000%, due 01/20/48	2,978,367	631,865
		1,918,472

Total Agency Mortgage-Backed Obligations (Cost $36,229,962)		$35,102,289

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6%	Par Value	Value
Ajax Mortgage Loan Trust, Series 2018-A, Class A, 144A, 3.850%, due 04/25/58	$816,073	$811,065
Ajax Mortgage Loan Trust, Series 2018-C, Class A, 4.360%, due 09/25/65 (a)	800,000	799,986
Americold, LLC Trust, Series 2010-ART, Class C, 144A, 6.811%, due 01/14/29	50,000	52,707

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 144A, 5.013% (1MO LIBOR + 295), due 09/15/26 (a)	$302,000	$307,942
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 5.113%, due 11/15/19 (a)	94,000	94,412
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 144A, 5.463% (1MO LIBOR + 340), due 06/15/35 (a)	140,000	140,702
Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, due 08/15/22	300,000	295,698
Barclays Commercial Mortgage Securities Trust, Series 2018-CBM, Class D, 144A, 4.491% (1MO LIBOR + 2.391), due 07/15/37 (a)	400,000	402,739
Barclays Commercial Mortgage Securities, LLC, Series 2014-BX0, Class E, 144A, 5.908% (1MO LIBOR + 375), due 08/15/27 (a)	236,000	236,708
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.937%, due 03/25/37 (a)	4,236,007	2,754,595
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 3.737%, due 01/25/35 (a)	533,089	538,932
Benchmark Mortgage Trust, Series 2018-B4, Class D, 144A, 2.967%, due 07/15/51 (a)	500,000	416,841
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 144A, 3.963% (1MO LIBOR + 190), due 07/15/35 (a)	251,000	251,307
BHMS Mortgage Trust, Series 2018-ATLS, Class D, 144A, 4.313% (1MO LIBOR + 225), due 07/15/35 (a)	100,000	100,122
BX Trust, Series 2018-MCSF, Class F, 144A, 4.709%, due 04/15/35 (a)	140,000	139,326
BX Trust, Series 2018-GW, Class G, 144A, 4.983% (1MO LIBOR + 292), due 05/15/35 (a)	139,000	140,212
BX Trust, Series 2018-BIOA, Class E, 144A, 4.014% (1MO LIBOR + 1.951), due 03/15/37 (a)	343,000	344,079
Cedar Funding Ltd., Series 2016-5A, Class CR, 144A, 4.436%, due 07/17/31 (a)	1,000,000	998,151
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	122,576

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 144A, 4.363% (1MO LIBOR + 230), due 02/15/20 (a)	$142,000	$142,890
CIFC Funding Ltd., Series 2015-2A, Class CR, 144A, 4.309% (3MO LIBOR + 170), due 04/15/27 (a)	500,000	493,633
CIM Trust, Series 2018-INV1, Class A10, 144A, 4.000%, due 08/25/48	500,000	482,232
CIM Trust, Series 2016-1, Class B2, 144A, 7.514%, due 07/26/55 (a)	1,000,000	893,236
CIM Trust, Series 2016-2, Class B2, 144A, 8.235%, due 02/01/56 (a)	1,000,000	929,860
CIM Trust, Series 2016-3, Class B2, 144A, 12.174%, due 02/27/56	1,000,000	925,823
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 144A, 5.263%, due 11/10/46 (a)	100,000	97,189
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class D, 144A, 4.133%, due 07/10/49 (a)	500,000	436,861
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6, 6.000%, due 05/25/37 (a)	8,227	7,981
CLNS Trust, Series 2017-IKPR, Class D, 144A, 4.117% (1MO LIBOR + 205), due 06/11/32 (a)	84,000	84,316
CLNS Trust, Series 2017-IKPR, Class E, 144A, 5.567% (1MO LIBOR + 350), due 06/11/32 (a)	84,000	84,473
CLNS Trust, Series 2017-IKPR, Class F, 144A, 6.567% (1MO LIBOR + 450), due 06/11/32 (a)	84,000	84,630
Commercial Mortgage Trust, Series 2012-CCRE4, Class C, 144A, 4.442%, due 10/15/45	69,000	62,912
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (a)	737,838	630,152
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 2.386% (1MO LIBOR + 175), due 09/25/36 (a)	1,541,831	1,512,289
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.751%, due 09/25/37 (a)	2,042,514	1,979,170

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
Credit Suisse Commercial Mortgage Trust, Series 2017-CHOP, Class E, 144A, 5.363% (1MO LIBOR + 330), due 07/15/32 (a)	$169,000	$170,054
Credit Suisse Commercial Mortgage Trust, Series 2017-LSTK, Class E, 144A, 3.442%, due 04/05/33 (a)	170,000	165,486
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class F, 4.813%, due 08/15/35 (a)	200,000	200,002
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 144A, 5.500%, due 07/25/56 (a)	698,832	692,053
DBGS Mortgage Trust, Series 2018-5BP, Class F, 144A, 4.513% (1MO LIBOR + 245), due 06/15/33 (a)	140,000	140,047
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 144A, 5.884%, due 11/10/46 (a)	987,000	1,021,770
Deephaven Residential Mortgage Trust, Series 2018-3A, Class M1, 144A, 4.357%, due 08/25/58 (a)	500,000	499,992
Domino’s Pizza Master Issuer, LLC, Series 2017-1A, Class A2I, 144A, 3.610% (3MO LIBOR + 125), due 07/25/47 (a)	232,650	233,296
Drug Royalty III, L.P., Series 2016-1, Class NT, 144A, 3.979%, due 04/15/27	464,851	462,674
Dryden Senior Loan Fund, Series 2012-25A, Class CRR, 144A, 4.198% (3MO LIBOR + 185), due 10/15/27 (a)	1,000,000	997,363
Dryden Senior Loan Fund, Series 14-33A, Class DR, 144A, 6.689%, due 10/15/28 (a)	500,000	503,865
Dryden Senior Loan Fund, Series 2018-60A, Class C, 144A, 4.360% (3MO LIBOR + 205), due 07/15/31 (a)	1,000,000	999,943
Dryden Senior Loan Fund, Series 2015-40A, Class CR, 144A, 4.438%, due 08/15/31 (a)	500,000	499,937
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 3.491% (1MO LIBOR + 127.50), due 07/25/34 (a)	482,030	490,128
Focus Brands Funding, LLC, Series 2017-1A, Class A2II, 144A, 5.093%, due 04/30/47 (a)	177,750	180,344
FREMF Mortgage Trust, Series 2014-K503, Class D, 144A, 0.000%, due 10/25/47 (a) (b)	1,064,300	1,003,479
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.044%, due 12/10/41 (a)	96,000	95,004

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 144A, 5.142%, due 12/10/41 (a)	$160,000	$159,219
GoldenTree Loan Management, L.P., Series 2017-2A, Class D, 144A, 5.010% (3MO LIBOR + 265), due 11/28/30 (a)	500,000	486,480
Goldman Sachs Mortgage Securities Trust, Series 2018-TWR, Class A, 144A, 2.963%, due 07/15/31 (a)	115,000	115,000
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class F, 144A, 4.163% (1MO LIBOR + 210), due 07/15/35 (a)	1,000,000	989,290
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class G, 144A, 4.663% (1MO LIBOR + 260), due 07/15/35 (a)	500,000	494,707
GPT 2018-GPP Mortgage Trust, Series 2018-GPP, Class E, 144A, 4.533% (1MO LIBOR + 247), due 06/15/35 (a)	1,000,000	1,001,585
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.646% (1MO LIBOR + 43), due 06/25/35 (a)	1,300,000	1,286,744
GSAA Home Equity Trust, Series 2007-7, Class A4, 2.335%, due 07/25/37 (a)	657,429	637,920
Home Partners of America Trust, Series 2018-1, Class E, 144A, 3.910% (1MO LIBOR + 185), due 07/17/37 (a)	1,000,000	997,460
HUNT CRE Ltd., Series 2018-FL2, Class C, 4.440%, due 08/15/28 (a)	225,000	226,541
HUNT CRE Ltd., Series 2018-FL2, Class D, 4.840%, due 08/15/28 (a)	225,000	226,797
IMT Trust, Series 2017-APTS, Class EFL, 144A, 4.213% (1MO LIBOR + 215), due 06/15/34 (a)	56,000	56,105
IMT Trust, Series 2017-APTS, Class FFL, 144A, 4.913% (1MO LIBOR + 285), due 06/15/34 (a)	56,000	56,210
JPMorgan Chase Commercial Mortgage Trust, Series 2018-PHH, Class C, 144A, 3.423%, due 06/15/23 (a)	45,000	45,084
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class FFX, 144A, 5.542%, due 07/05/23 (a)	1,500,000	1,466,932

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class EFX, 144A, 5.542%, due 07/05/23 (a)	$141,000	$143,474
JPMorgan Chase Commercial Mortgage Trust, Series 2018-BCON, Class E, 3.881%, due 01/05/31 (a)	300,000	288,347
JPMorgan Chase Commercial Mortgage Trust, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (a)	113,000	112,272
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class C, 144A, 3.321% (1MO LIBOR + 125), due 07/15/34 (a)	43,000	43,109
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class D, 144A, 4.021% (1MO LIBOR + 195), due 07/15/34 (a)	40,000	40,226
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class E, 144A, 5.021% (1MO LIBOR + 295), due 07/15/34 (a)	36,000	36,360
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class F, 144A, 5.821% (1MO LIBOR + 375), due 07/15/34 (a)	50,000	50,531
JPMorgan Chase Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	191,531
JPMorgan Chase Commercial Mortgage Trust, Series 2011-C5, Class D, 5.586%, due 08/15/46 (a)	268,000	266,038
JPMorgan Chase Commercial Mortgage Trust, Series 2014-FRR1, Class A-K707, 144A, 4.347%, due 01/27/47	181,000	179,706
JPMorgan Chase Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	175,458
JPMorgan Chase Commercial Mortgage Trust, Series 2014-C26, Class F, 144A, 4.000%, due 01/15/48	660,000	446,700
JPMorgan Chase Commercial Mortgage Trust, Series 2018-6, Class B2, 144A, 4.013%, due 12/25/48 (a)	397,856	382,286
JPMorgan Chase Commercial Mortgage Trust, Series 2015-JP1, Class F, 144A, 4.900%, due 01/15/49 (a)	107,000	86,627

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
JPMorgan Chase Commercial Mortgage Trust, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (a)	$10,471	$10,400
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class C, 4.317%, due 05/15/48 (a)	400,000	389,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class C, 144A, 3.663% (1MO LIBOR + 160), due 06/15/32 (a)	214,000	214,941
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class D, 144A, 4.163% (1MO LIBOR + 210), due 06/15/32 (a)	1,085,000	1,092,479
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, 144A, 5.063% (1MO LIBOR + 300), due 06/15/32 (a)	27,000	27,270
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 144A, 4.701%, due 03/10/49	274,000	249,848
Madison Avenue Trust, Series 2013-650M, Class E, 4.169%, due 10/12/32 (a)	268,000	264,572
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-M, 6.000%, due 06/12/50 (a)	3,628	3,627
Monarch Beach Resort Trust, Series 2018-MBR, Class F, 4.650%, due 07/15/35 (a)	307,000	308,532
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C17, Class C, 4.614%, due 08/15/47 (a)	1,117,000	1,095,268
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C20, Class D, 144A, 3.071%, due 02/15/48 (a)	232,000	195,278
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C22, Class C, 4.379%, due 04/15/48 (a)	1,000,000	987,727
Morgan Stanley Capital I Trust, Series 2018-SUN, Class D, 144A, 3.713% (1MO LIBOR + 165), due 07/15/35 (a)	40,000	40,025
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 144A, 4.613% (1MO LIBOR + 255), due 07/15/35 (a)	60,000	60,038
Morgan Stanley Capital I Trust, Series 2018-SUN, Class G, 144A, 5.113% (1MO LIBOR + 305), due 07/15/35 (a)	40,000	40,025
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.445% (1MO LIBOR + 380), due 12/25/35 (a)	1,000,000	983,019

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
Natixis Commercial Mortgage Securities, Series 2018-FL1, Class C, 144A, 4.272% (1MO LIBOR + 220), due 06/15/35 (a)	$141,000	$140,736
OHA Loan Funding Ltd., Series 2013-1A, Class CR2, 0.000%, due 07/23/31 (a)	500,000	499,958
Palmer Square Loan Funding Ltd., Series 2018-4A, Class B, 144A, 4.298% (3MO LIBOR + 190), due 11/15/26 (a)	250,000	250,000
PFP Ltd., Series 2017-4, Class D, 144A, 5.663% (1MO LIBOR + 360), due 07/14/35 (a)	1,000,000	1,016,179
PR Mortgage Loan Trust, Series 2014-1, Class APT, 144A, 5.912%, due 10/25/49 (a)	2,049,284	1,831,375
Rait Trust, Series 2017-FL7, Class B, 144A, 3.663% (1MO LIBOR + 160), due 06/15/37 (a)	169,000	169,111
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,119,198	1,037,447
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 4.168% (1MO LIBOR + 200), due 07/15/34 (a)	123,281	123,281
Slide, Series 2018-FUN, Class E, 144A, 4.370% (1MO LIBOR + 230), due 06/15/31 (a)	1,250,000	1,255,445
Slide, Series 2018-FUN, Class F, 144A, 5.070% (1MO LIBOR + 300), due 06/15/31 (a)	1,250,000	1,256,248
SoFi Consumer Loan Program, Series 2016-3, Class B, 144A, 4.490%, due 12/26/25	500,000	505,729
SoFi Consumer Loan Program, Series 2018-1, Class C, 144A, 3.970%, due 02/25/27 (a)	250,000	245,180
SoFi Consumer Loan Program, Series 2018-3, Class C, 144A, 4.670%, due 08/25/27	150,000	150,220
SoFi Consumer Loan Program, Series 2016-5, Class B, 4.550%, due 09/25/28 (a)	250,000	253,344
Starwood Commercial Mortgage Trust, Series 2018-URB, Class D, 144A, 4.113% (1MO LIBOR + 200), due 05/15/35 (a)	100,000	100,176
Starwood Commercial Mortgage Trust, Series 2018-URB, Class E, 5.113% (1MO LIBOR + 305), due 05/15/35 (a)	266,000	266,792
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 2.376% (1MO LIBOR + 16), due 10/25/36 (a)	1,072,356	975,911

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.6% (Continued)	Par Value	Value
Taco Bell Fund, LLC, Series 2016-1A, Class A23, 144A, 4.970%, due 05/25/46	$426,505	$437,240
Textainer Marine Containers, Series 2018-1A, Class A, 4.110%, due 08/20/43	148,200	146,960
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 144A, 5.259% (3MO LIBOR + 318), due 11/11/34 (a)	121,181	122,130
Towd Point Mortgage Trust VII Ltd., Series 2018-4, Class A1, 3.000%, due 06/25/58 (a)	256,872	248,213
UBS Commercial Mortgage Trust, Series 2018-C8, Class C, 4.862%, due 02/15/51 (a)	95,000	94,731
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 144A, 6.252%, due 01/10/45 (a)	142,000	147,629
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 144A, 3.534%, due 04/25/46	210,814	209,145
Verizon Owner Trust, Series 2017-1A, Class A, 144A, 2.060%, due 09/20/21	225,000	222,818
Verus Securitization Trust, Series 2018-2, Class B1, 144A, 4.426%, due 06/01/58 (a)	900,000	890,696
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.365%, due 05/15/43 (a)	88,190	87,937
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 144A, 4.113% (1MO LIBOR + 205), due 06/15/29 (a)	148,000	148,048
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 144A, 4.563% (1MO LIBOR + 205), due 06/15/29 (a)	125,000	125,080
Wells Fargo Commercial Mortgage Trust, Series 2015-LC5, Class D, 144A, 4.922%, due 10/15/45 (a)	385,000	386,045
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.030%, due 06/15/49	141,000	143,290
Total Non-Agency Mortgage-Backed Obligations (Cost $56,357,696)		$56,289,171

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.5%	Par Value	Value
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class X-A, 1.684%, due 02/01/27 (a)	$1,966,020	$186,537
Benchmark Mortgage Trust, Series 2018-B4, Class X-D, 144A, 1.750%, due 07/15/51 (a)	7,000,000	949,640
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A, 2.150%, due 06/15/49 (a)	1,100,301	105,269
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.563%, due 08/10/26 (a)	1,971,788	162,778
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.477%, due 05/01/50 (a)	1,751,114	141,836
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.832%, due 06/15/50 (a)	1,421,534	141,479
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.901%, due 05/10/58 (a)	1,270,463	123,994
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.157%, due 08/10/26 (a)	1,219,987	135,428
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 2.081%, due 05/10/49 (a)	1,154,169	127,649
Commercial Mortgage Trust, Series 2012-LC4, Class X-A, 144A, 2.381%, due 12/10/44 (a)	14,928,044	785,329
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.424%, due 10/01/46 (a)	3,524,816	170,610
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.974%, due 07/10/48 (a)	1,877,498	65,227
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.960%, due 01/15/49 (a)	978,904	90,420
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class X-A, 0.866%, due 11/15/50 (a)	5,596,861	282,616
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class X-A, 144A, 0.785%, due 08/15/51 (a)	12,306,523	581,743
FREMF Mortgage Trust, Series 2014-K503, Class X2A, 144A, 0.100%, due 10/25/47 (a) (b)	9,443,547	2,608
FREMF Mortgage Trust, Series 2014-K503, Class X2B, 144A, 0.100%, due 10/25/47 (a) (b)	2,554,200	1,959
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.691%, due 01/10/23 (a)	2,109,057	114,181

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.5% (Continued)	Par Value	Value
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class X, 144A, 0.820%, due 03/10/44 (a)	$15,727,882	$206,155
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.813%, due 05/10/49 (a)	1,035,000	91,115
JPMorgan Chase Commercial Mortgage Trust, Series 2016-JP2, Class X-A, 2.000%, due 08/15/49 (a)	1,915,059	210,896
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class X-A, 1.288%, due 04/15/47 (a)	32,106,752	605,110
JPMBB Commercial Mortgage Securities Trust, Series 2016-C2, Class X-A, 1.849%, due 06/01/49 (a)	1,245,203	100,147
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 144A, 2.040%, due 03/01/49 (a)	1,478,646	101,422
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 144A, 1.271%, due 03/10/50 (a)	2,645,758	123,601
Morgan Stanley BofA Mortgage Loan Trust, Series 2013-C13, Class X-A, 1.234%, due 11/15/46 (a)	5,999,433	240,346
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.257%, due 12/01/47 (a)	3,441,283	137,158
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.948%, due 12/15/49 (a)	3,212,829	144,016
Morgan Stanley Capital I Trust, Series 2017-BNK8, Class X-E, 144A, 1.410%, due 11/15/50 (a)	7,050,000	668,142
Morgan Stanley Capital I Trust, Series 2018-BN11, Class X-A, 0.649%, due 03/15/61 (a)	11,800,687	455,639
Societe Generale Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.168%, due 10/01/48 (a)	1,172,774	123,766
UBS Commercial Mortgage Trust, Series 2018-C8, Class X-A, 1.049%, due 02/15/51 (a)	1,384,960	87,871
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class X-E, 144A, 1.300%, due 12/15/50 (a)	5,000,000	466,040
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class X-A, 0.998%, due 06/15/51 (a)	5,465,610	354,695

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.5% (Continued)	Par Value	Value
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class X-A, 1.117%, due 08/15/51 (a)	$3,542,732	$227,212
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,453,166)		$8,512,634

ASSET-BACKED SECURITIES - 3.4%	Par Value	Value
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.770%, due 11/15/22	$225,000	$220,892
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, due 05/15/23	450,000	441,120
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A, 3.250%, due 06/15/23	52,446	52,432
Arroyo Mortgage Trust, Series 2018-1, Class A1, 144A, 3.763%, due 04/25/48	185,693	185,363
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 5.911% (3MO LIBOR + 360), due 05/28/30 (a)	500,000	502,180
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.340%, due 04/15/22	175,000	173,307
Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, due 06/15/21	225,000	222,840
Chase Issuance Trust, Series 2016-A5, Class A5, 1.270%, due 07/15/21	225,000	222,403
Citibank Credit Card Issuance, Series 2017-A3, Class A3, 1.920%, due 04/07/22	250,000	245,846
Coinstar Funding, LLC, Series 2017-1A, Class A2, 144A, 5.216%, due 04/25/47	271,563	273,829
CommonBond Student Loan Term, Series 2018-BGS, Class C, 144A, 4.120%, due 09/25/45 (a)	100,000	99,704
DB Master Finance, LLC, Series 15-1A, Class A2II, 144A, 3.980%, due 02/20/45	434,250	433,876
DB Master Finance, LLC, Series 2017-1A, Class A2I, 144A, 3.629%, due 11/20/47	198,500	192,922
Discover Card Execution Note Trust, Series 2016, Class A4, 1.390%, due 03/15/22	225,000	221,921

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 3.4% (Continued)	Par Value	Value
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 144A, 4.460%, due 01/26/37	$456,866	$455,463
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.220%, due 03/15/21	207,079	205,120
Helios Issuer, LLC, Series 2017-1A, Class A, 144A, 4.940%, due 09/20/49 (a)	1,112,936	1,128,875
Home Partners of America Trust, Series 2018-1, Class D, 144A, 3.510% (1MO LIBOR + 145), due 07/17/37 (a)	135,000	133,821
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3, 1.230%, due 09/23/19	97,050	96,849
Kabbage Funding, LLC, Series 2017-1, Class A, 144A, 4.571%, due 03/15/22	1,000,000	1,007,147
LCM Ltd. Partnership, Series 20A, Class DR, 144A, 5.139% (3MO LIBOR + 280), due 10/20/27 (a)	250,000	250,000
Mill City Mortgage Trust, Series 2018-3, Class A1, 144A, 3.500%, due 08/25/58 (a)	365,000	361,390
Mosaic Solar Loans, LLC, Series 2018-1A, Class A, 144A, 4.010%, due 06/22/43	454,672	449,071
Mosaic Solar Loans, LLC, Series 2018-2GS, Class B, 144A, 4.740%, due 02/20/44 (a)	450,000	442,893
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.200%, due 02/22/44	477,778	480,431
Navient Student Loan Trust, Series 2018-CA, Class B, 144A, 4.220%, due 06/16/42 (a)	150,000	149,917
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.790%, due 01/17/22	230,000	228,032
OSCAR US Funding Trust, Series 2018-2A, Class A4, 144A, 3.630%, due 09/10/25 (a)	150,000	149,060
Santander Drive Auto Receivable, Series 2018-1, Class E, 144A, 4.370%, due 05/15/25 (a)	750,000	734,402
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A, 4.250%, due 04/26/27	215,000	212,865
Springfield Funding Trust, Series 2015-A, Class A, 144A, 3.160%, due 11/15/24	422,466	422,502
Structured Agency Credit Risk Debt Notes, Series 15-DNA1, Class M2, 4.066%, due 10/25/27 (a)	219,451	223,604

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 3.4% (Continued)	Par Value	Value
Towd Point Mortgage Trust, Series 17-3, Class A1, 144A, 2.750%, due 07/01/57 (a)	$214,739	$211,274
Wendy’s Funding, LLC, Series 15-1A, Class A2II, 144A, 4.080%, due 06/15/45 (a)	363,750	363,844
Wendy’s Funding, LLC, Series 2018-1A, Class A2I, 144A, 3.573%, due 03/15/48	198,500	190,580
Total Asset-Backed Securities (Cost $11,379,781)		$11,385,775

COLLATERALIZED LOAN OBLIGATIONS - 4.3%	Par Value	Value
ALM CLO, Series 2016-19A, Class B, 144A, 5.348% (3MO LIBOR + 300), due 07/15/28 (a)	$250,000	$251,110
Annisa CLO Ltd., Series 2016-2A, Class CR, 144A, 4.348% (3MO LIBOR + 200), due 07/20/31 (a)	1,000,000	997,783
Apidos CLO, Series 2016-24A, Class CR, 144A, 5.519% (3MO LIBOR + 305), due 10/20/30 (a)	500,000	498,750
Apidos CLO, Series 2018-18A, Class C, 144A, 4.670% (3MO LIBOR + 220), due 10/22/30 (a)	250,000	250,000
Ares CLO Ltd., Series 2018-49A, Class C, 144A, 4.293%, due 07/22/30 (a)	1,000,000	997,162
Ares CLO Ltd., Series 2018-28RA, Class C, 144A, 4.571% (3MO LIBOR + 215), due 10/17/30 (a)	250,000	249,994
Avery Point CLO Ltd., Series 2015-6A, Class AR, 144A, 3.260% (3MO LIBOR + 105), due 08/05/27 (a)	500,000	499,943
Babson CLO Ltd., Series 2012-II, Class SUB, 144A, 0.000%, due 05/15/23	1,000,000	32,067
Babson CLO Ltd., Series 2016-1A, Class CR, 144A, 4.300% (3MO LIBOR + 210), due 07/23/30 (a)	500,000	499,955
BlueMountain CLO Ltd., Series 2018-1A, Class C, 144A, 4.397% (3MO LIBOR + 205), due 07/30/30 (a)	500,000	498,750
BlueMountain CLO Ltd., Series 2014-2A, Class CR2, 144A, 4.669% (3MO LIBOR + 220), due 10/20/30 (a)	300,000	300,000
BlueMountain CLO Ltd., Series 2016-2A, Class C, 144A, 6.334% (3MO LIBOR + 410), due 08/20/28 (a)	500,000	501,141
Canyon Capital CLO Ltd., Series 2014-1A, Class CR, 144A, 5.109%, due 01/30/31 (a)	250,000	246,249

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 4.3% (Continued)	Par Value	Value
Carlyle Global Market Strategies CLO, Series 2015-3A, Class CR, 144A, 5.197% (3MO LIBOR + 285), due 07/28/28 (a)	$500,000	$499,981
CIFC Funding Ltd., Series 2015-5A, Class CR, 144A, 5.285% (3MO LIBOR + 295), due 10/25/27 (a)	345,000	344,512
Galaxy CLO Ltd., Series 2018-29A, Class D, 4.714% (3MO LIBOR + 240), due 11/15/26 (a)	250,000	248,543
Galaxy CLO Ltd., Series 2016-22A, Class DR, 144A, 5.439% (3MO LIBOR + 310), due 07/16/28 (a)	250,000	249,080
Keuka Park CLO Ltd., Series 2013-1A, Class SUB, 144A, 0.000%, due 10/21/24	1,250,000	23,079
Neuberger Berman CLO Ltd., Series 2016-22A, Class CR, 144A, 4.650% (3MO LIBOR + 220), due 10/17/30 (a)	250,000	250,000
Octagon Investment Partners CLO XXI, Series 2014-1A, Class D, 144A, 8.919% (3MO LIBOR + 660), due 11/14/26 (a)	250,000	250,277
Palmer Square CLO Ltd., Series 2018-3A, Class C, 144A, 4.635% (3MO LIBOR + 230), due 08/15/26 (a)	1,000,000	990,059
Palmer Square CLO Ltd., Series 2013-2A, Class CR, 144A, 5.936% (3MO LIBOR + 360), due 10/17/27 (a)	700,000	699,963
Palmer Square CLO Ltd., Series 2013-2A, Class BRR, 144A, 4.650% (3MO LIBOR + 220), due 10/17/31 (a)	250,000	250,000
Sound Point CLO Ltd., Series 2014-2A, Class CR, 144A, 4.618%, due 10/20/26 (a)	1,000,000	999,965
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 144A, 5.948% (3MO LIBOR + 360), due 07/14/26 (a)	500,000	500,096
TCI-Cent CLO, Series 2016-1A, Class C, 144A, 6.366% (3MO LIBOR + 400), due 12/21/29 (a)	500,000	502,368
TCI-Flatiron CLO, Series 2016-1A, Class C, 144A, 5.386% (3MO LIBOR + 305), due 07/17/28 (a)	250,000	250,576
Voya CLO Ltd., Series 2016-2A, Class C, 144A, 6.605% (3MO LIBOR + 425), due 07/19/28 (a)	500,000	500,224
Westcott Park CLO, Series 2016-1A, Class D, 144A, 6.709% (3MO LIBOR + 435), due 07/20/28 (a)	500,000	507,274
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 144A, 6.448% (3MO LIBOR + 410), due 01/15/26 (a)	250,000	250,888

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 4.3% (Continued)	Par Value	Value
Wind River CLO Ltd, Series 2016-1A, Class CR, 4.448% (3MO LIBOR + 210), due 07/15/28 (a)	$1,000,000	$997,878
Wind River CLO Ltd., Series 2018-2A, Class C, 144A, 4.311% (3MO LIBOR + 220), due 07/15/30 (a)	250,000	249,673
Wind River CLO Ltd., Series 2014-3A, Class CR-2, 144A, 4.698% (3MO LIBOR + 230), due 10/22/31 (a)	250,000	250,000
Total Collateralized Loan Obligations (Cost $16,396,815)		$14,637,340

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.8%	Par Value	Value
Consumer Discretionary - 0.4%
Constellation Brands, Inc., 4.750%, due 12/01/25	$200,000	$205,542
Expedia, Inc., 5.000%, due 02/15/26	225,000	229,213
Expedia, Inc., 3.800%, due 02/15/28	250,000	230,311
Ford Motor Co., 7.450%, due 07/16/31	115,000	127,598
General Motors Financial Co., Inc., 3.327% (3MO LIBOR + 99), due 01/05/23 (a)	90,000	90,035
General Motors Financial Co., Inc., 3.950%, due 04/13/24	40,000	38,916
GLP Capital, L.P., 5.300%, due 01/15/29	20,000	20,050
Hasbro, Inc., 3.500%, due 09/15/27	70,000	65,007
Molson Coors Brewing Co., 1.250%, due 07/15/24	150,000	171,964
Viacom, Inc., 5.850%, due 09/01/43	90,000	94,012
		1,272,648
Consumer Staples - 0.2%
BAT Capital Corp., 144A, 3.194% (3MO LIBOR + 100), due 08/15/22 (a)	20,000	20,153
Dollar Tree, Inc., 4.000%, due 05/15/25	195,000	190,485
Kraft Heinz Foods Co., 3.950%, due 07/15/25	240,000	236,121
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	135,000	126,448
		573,207
Energy - 0.7%
Andeavor, 4.750%, due 12/15/23	275,000	284,625
Andeavor, 5.125%, due 12/15/26	225,000	235,733
Apache Corp., 4.375%, due 10/15/28	75,000	73,545
AXA Equitable Holdings, Inc., 144A, 3.900%, due 04/20/23	195,000	192,759
Concho Resources, Inc., 4.375%, due 01/15/25	275,000	275,688

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.8% (Continued)	Par Value	Value
Energy - 0.7% (Continued)
Enbridge, Inc., 4.250%, due 12/01/26	$330,000	$332,122
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	75,000	75,520
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	14,451
EQT Midstream Partners, L.P., 4.750%, due 07/15/23	130,000	131,767
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	165,000	199,984
Reliance Holdings USA, 5.400%, due 02/14/22	250,000	258,054
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	125,000	128,281
Williams Partners, L.P., 3.750%, due 06/15/27	275,000	262,454
		2,464,983
Financials - 1.3%
Air Lease Corp., 3.250%, due 03/01/25	85,000	79,110
BAC Capital Trust XIII, 4.000%, due 12/31/49	250,000	209,939
BAC Capital Trust XIV, 4.000% (3MO LIBOR + 83), due 12/31/49 (a)	265,000	222,174
Capital One Financial Corp., 3.059% (3MO LIBOR + 72), due 01/30/23 (a)	65,000	64,652
Citigroup, Inc., 3.516% (BBSW + 155), due 05/04/21 (a)	245,000	179,851
Citigroup, Inc., 3.412% (3MO LIBOR + 110), due 05/17/24 (a)	130,000	130,656
Crown Castle International Corp., 3.650%, due 09/01/27	110,000	102,996
Crown Castle International Corp., 3.800%, due 02/15/28	55,000	52,139
Discover Financial Services, 4.100%, due 02/09/27	135,000	129,130
First Maryland Capital II, 3.193% (3MO LIBOR + 85), due 02/01/27 (a)	250,000	236,320
Goldman Sachs Group, Inc. (The), 3.060% (3MO LIBOR + 75), due 02/23/23 (a)	370,000	371,023
Goldman Sachs Group, Inc. (The), 1.375%, due 05/15/24	150,000	175,509
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	65,000	78,456
M&T Bank Corp., Series F, 5.125%, due 12/31/49	225,000	224,438
Mellon Capital IV, Series 1, 4.000% (3MO LIBOR + 56.50), due 12/31/49 (a)	285,000	245,456
Morgan Stanley, 3.737%, due 04/24/24	130,000	128,859
Santander Holdings USA, Inc., 3.400%, due 01/18/23	135,000	130,073
Synchrony Financial, 3.950%, due 12/01/27	210,000	190,107
Total System Services, Inc., 4.450%, due 06/01/28	225,000	224,212

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.8% (Continued)	Par Value	Value
Financials - 1.3% (Continued)
U.S. Bancorp, Series I, 5.125% (3MO LIBOR + 348.60), due 12/31/49 (a)	$225,000	$230,906
USB Capital IX, 3.500% (3MO LIBOR + 150), due 12/31/49 (a)	405,000	362,475
Wachovia Capital Trust II, 5.570%, due 03/29/49 (a)	400,000	396,000
Willis North America, Inc., 4.500%, due 09/15/28	135,000	134,507
		4,298,988
Health Care - 0.5%
CVS Health Corp., 4.100%, due 03/25/25	285,000	283,466
CVS Health Corp., 4.300%, due 03/25/28	270,000	267,807
CVS Health Corp., 5.050%, due 03/25/48	75,000	76,559
Halfmoon Parent, Inc., 144A, 3.224% (3MO LIBOR + 89), due 07/15/23 (a)	200,000	199,861
HCA, Inc., 5.000%, due 03/15/24	170,000	174,250
HCA, Inc., 4.500%, due 02/15/27	225,000	220,219
Thermo Fisher Scientific, 0.750%, due 09/12/24	100,000	113,726
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	200,000	198,051
		1,533,939
Industrials - 0.2%
CSX Corp., 3.800%, due 11/01/46	70,000	63,526
General Electric Co., Series D, 5.000%, due 12/31/49	270,000	262,913
Lockheed Martin Corp., 4.700%, due 05/15/46	120,000	127,949
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	130,000	127,580
Reynolds American, Inc., 4.000%, due 06/12/22	70,000	70,428
Roper Technologies, Inc., 4.200%, due 09/15/28	75,000	74,240
		726,636
Information Technology - 0.1%
Arrow Electronics, Inc., 3.875%, due 01/12/28	135,000	125,773
Banff Merger Sub, Inc., 144A, 9.750%, due 09/01/26	245,000	248,675
Novellus Systems, Inc., 2.625%, due 05/15/41	25,000	114,865
		489,313
Materials - 0.1%
Mosaic Co. (The), 4.050%, due 11/15/27	135,000	130,240
Owens Corning, 4.400%, due 01/30/48	85,000	70,114
		200,354

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.8% (Continued)	Par Value	Value
Real Estate - 0.0% (c)
Welltower, Inc., 3.950%, due 09/01/23	$70,000	$69,936

Telecommunication Services - 0.2%
AT&T, Inc., 5.250%, due 03/01/37	195,000	194,576
Charter Communications Operating, LLC, 4.908%, due 07/23/25	155,000	157,793
Interpublic Group of Cos., Inc. (The), 4.650%, due 10/01/28	65,000	65,072
Interpublic Group of Cos., Inc. (The), 5.400%, due 10/01/48	65,000	64,537
Motorola Solutions, Inc., 4.600%, due 02/23/28	190,000	185,803
		667,781
Utilities - 0.1%
Edison International, 4.125%, due 03/15/28	75,000	74,243
Emera US Finance, L.P., 3.550%, due 06/15/26	400,000	376,830
		451,073
Total Investment-Grade Corporate Obligations (Cost $12,938,755)		$12,748,858

HIGH YIELD CORPORATE OBLIGATIONS - 8.6%	Par Value	Value
Consumer Discretionary - 1.5%
Amazon.com, Inc., 3.150%, due 08/22/27	$230,000	$219,886
AMC Entertainment Holdings, Inc., 6.375%, due 11/15/24	305,000	404,259
Aramark Services, Inc., 5.125%, due 01/15/24	200,000	202,250
Aramark Services, Inc., 144A, 5.000%, due 04/01/25	185,000	185,694
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	70,000	64,487
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	65,000	62,562
Caesars Report Collection, LLC, 144A, 5.250%, due 10/15/25	55,000	52,319
CCO Holdings, LLC, 144A, 5.125%, due 05/01/27	200,000	189,500
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	60,000	51,750
Cequel Communications Holdings I, LLC, 144A, 7.500%, due 04/01/28	200,000	209,500
Cimpress N.V., 144A, 7.000%, due 06/15/26	150,000	152,625

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Consumer Discretionary - 1.5% (Continued)
Delta Merger Sub, Inc., 144A, 6.000%, due 09/15/26	$15,000	$15,187
DISH Network Corp., CV, 3.375%, due 08/15/26	250,000	237,970
Ecolab, Inc., 1.000%, due 01/15/24	150,000	175,977
Eldorado Resorts, Inc., 6.000%, due 04/01/25	45,000	45,562
GLP Capital L.P. / GLP Financing II, Inc., 5.750%, due 06/01/28	45,000	46,350
Graham Holdings Co., 144A, 5.750%, due 06/01/26	140,000	143,850
Hilton Domestic Operating Co., Inc., 144A, 5.125%, due 05/01/26	75,000	74,531
LIN Television Corp., 5.875%, due 11/15/22	123,000	125,306
Meredith Corp., 144A, 6.875%, due 02/01/26	275,000	281,188
Netflix, Inc., 3.625%, due 05/15/27	200,000	229,858
Netflix, Inc., 144A, 4.875%, due 04/15/28	251,000	235,639
Netflix, Inc., 144A, 5.875%, due 11/15/28	210,000	210,000
PetSmart, Inc., 144A, 7.125%, due 03/15/23	40,000	28,700
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	32,800
Prime Securities Service Borrower, LLC, 144A, 9.250%, due 05/15/23	48,000	51,240
Radiate Holdco, LLC, 144A, 6.625%, due 02/15/25	300,000	281,250
ServiceMaster Co., LLC, 144A, 5.125%, due 11/15/24	15,000	14,775
Tempur Sealy International, Inc., 5.500%, due 06/15/26	55,000	52,800
Viacom, Inc., 6.250%, due 02/28/57	275,000	270,188
WMG Acquisition Corp., 144A, 5.500%, due 04/15/26	220,000	217,800
Yum! Brands, Inc., 144A, 5.000%, due 06/01/24	235,000	233,238
Yum! Brands, Inc., 144A, 5.250%, due 06/01/26	275,000	273,969
		5,073,010
Consumer Staples - 0.3%
Anheuser-Busch InBev S.A./N.V., 4.900%, due 02/01/46	60,000	60,464
JBS USA LUX/JBS USA Finance, Inc., 144A, 6.750%, due 02/15/28	55,000	54,450
Natura Cosmeticos S.A., 144A, 5.375%, due 02/01/23	225,000	217,125
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	70,000	67,375
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	65,000	64,513
Post Holdings, Inc., 144A, 5.000%, due 08/15/26	275,000	259,531
Post Holdings, Inc., 144A, 5.750%, due 03/01/27	235,000	230,006
		953,464

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Energy - 1.8%
Antero Midstream Partners, 5.375%, due 09/15/24	$275,000	$276,719
Antero Resources Corp., 5.625%, due 06/01/23	330,000	338,663
Antero Resources Corp., 5.000%, due 03/01/25	225,000	226,406
Blue Racer Midstream, LLC, 144A, 6.125%, due 11/15/22	55,000	56,581
Cheniere Energy Partners, 144A, 5.250%, due 10/01/25	65,000	65,000
Chesapeake Energy Corp., 7.000%, due 10/01/24	375,000	374,531
DCP Midstream Operating, L.P., 3.875%, due 03/15/23	20,000	19,500
DCP Midstream Operating, L.P., 5.375%, due 07/15/25	295,000	300,531
Denbury Resources, Inc., 144A, 7.500%, due 02/15/24	300,000	309,000
Diamondback Energy, Inc., 144A, 4.750%, due 11/01/24	145,000	145,189
Diamondback Energy, Inc., 144A, 5.375%, due 05/31/25	190,000	194,038
Diamondback Energy, Inc., 5.375%, due 05/31/25	325,000	331,906
EP Energy LLC/Everest Acquisition Finance, Inc., 144A, 7.750%, due 05/15/26	30,000	30,675
Extraction Oil & Gas, Inc., 144A, 5.625%, due 02/01/26	25,000	22,125
FTS International, Inc., 6.250%, due 05/01/22	90,000	86,625
Gulfport Energy Corp., 6.375%, due 05/15/25	70,000	68,600
Murphy Oil Corp., 6.875%, due 08/15/24	350,000	371,000
Nabors Industries, Inc., 144A, 5.750%, due 02/01/25	40,000	38,368
Newfield Exploration Co., 5.625%, due 07/01/24	300,000	316,125
Newfield Exploration Co., 5.375%, due 01/01/26	225,000	233,156
Oasis Petroleum, Inc., CV, 2.625%, due 09/15/23	140,000	187,613
Occidental Petroleum Corp., 3.500%, due 06/15/25	315,000	311,359
Parsley Energy, LLC, 144A, 6.250%, due 06/01/24	90,000	93,825
Parsley Energy, LLC, 144A, 5.375%, due 01/15/25	350,000	350,438
Parsley Energy, LLC, 144A, 5.625%, due 10/15/27	270,000	271,350
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	65,000	66,138
QEP Resources, Inc., 5.625%, due 03/01/26	35,000	33,425
SM Energy Co., 6.625%, due 01/15/27	200,000	206,750
Sunoco L.P. / Sunoco Finance Corp., 144A, 5.500%, due 02/15/26	35,000	33,775
Targa Resources Partners, L.P., 144A, 5.875%, due 04/15/26	190,000	195,938
USA Compression Partners, L.P., 144A, 6.875%, due 04/01/26	35,000	36,137

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Energy - 1.8% (Continued)
Williams Cos., Inc. (The), 4.550%, due 06/24/24	$235,000	$238,663
WPX Energy, Inc., 5.750%, due 06/01/26	165,000	167,063
		5,997,212
Financials - 1.0%
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	50,000	51,750
Ally Financial, Inc., 4.125%, due 03/30/20	125,000	125,469
ASP AMC Merger Sub, Inc., 144A, 8.000%, due 05/15/25	35,000	26,600
Athene Global Funding, 144A, 3.000%, due 07/01/22	135,000	130,708
CCO Holdings, LLC, 144A, 5.750%, due 02/15/26	35,000	35,044
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	295,000	285,412
Fifth Third Bancorp, 5.100%, due 12/31/49 (a)	312,000	304,606
Freedom Mortgage Corp., 144A, 8.250%, due 04/15/25	200,000	193,500
Huntington Bancshares, Inc., 5.700%, due 10/15/25	140,000	138,075
ILFC E-Capital Trust I, 144A, 4.570%, due 12/21/65 (a)	250,000	225,000
JPMorgan Chase & Co., Series W, 3.342% (3MO LIBOR + 100), due 05/15/47 (a)	300,000	260,969
Lions Gate Capital Holdings, LLC, 144A, 5.875%, due 11/01/24	142,000	145,018
Nationstar Mortgage Holdings, Inc., 144A, 8.125%, due 07/15/23	260,000	272,025
NFP Corp., 144A, 6.875%, due 07/15/25	50,000	49,937
SBA Communications Corp., 4.875%, due 09/01/24	230,000	226,838
Springleaf Finance Corp., 7.125%, due 03/15/26	20,000	19,875
SunTrust Banks, Inc., 5.050%, due 12/31/49	225,000	222,188
Synovus Financial Corp., 5.750% (3MO LIBOR + 418.20), due 12/15/25 (a)	300,000	310,494
U.S. Bancorp, 0.850%, due 06/07/24	100,000	115,212
Wells Fargo & Co., 3.285%, due 07/27/21 (a)	200,000	146,152
Wells Fargo & Co., 3.250%, due 04/27/22	200,000	144,876
		3,429,748
Health Care - 0.7%
AbbVie, Inc., 1.375%, due 05/17/24	220,000	258,578
AbbVie, Inc., 4.700%, due 05/14/45	65,000	62,438
Anthem, Inc., 2.750%, due 10/15/42	110,000	416,067
Centene Corp., 4.750%, due 01/15/25	70,000	69,825

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Health Care - 0.7% (Continued)
Centene Corp., 144A, 5.375%, due 06/01/26	$5,000	$5,100
Danaher Corp., 0.000%, due 01/22/21	80,000	331,640
HCA, Inc., 6.250%, due 02/15/21	250,000	260,938
HCA, Inc., 7.500%, due 02/15/22	250,000	273,750
HCA, Inc., 5.375%, due 09/01/26	70,000	70,700
MPT Operating Partnership, L.P., 5.250%, due 08/01/26	70,000	69,563
Teva Pharmaceutical Finance Netherlands III B.V., 6.000%, due 04/15/24	315,000	318,938
WellCare Health Plans, Inc., 144A, 5.375%, due 08/15/26	40,000	40,700
		2,178,237
Industrials - 0.6%
AECOM, 5.875%, due 10/15/24	225,000	238,500
AECOM, 5.125%, due 03/15/27	425,000	413,844
Avantor, Inc., 144A, 9.000%, due 10/01/25	60,000	61,800
Blueline Rental Corp., 144A, 9.250%, due 03/15/24	65,000	68,331
Crown Americas Capital Corp. IV, 4.500%, due 01/15/23	270,000	271,013
Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	175,000	190,750
Delta Airlines, Inc., 3.625%, due 03/15/22	130,000	128,360
Flex Acquisition Co., Inc., 144A, 6.875%, due 01/15/25	50,000	47,875
Indigo Natural Resources, LLC, 144A, 6.875%, due 02/15/26	140,000	135,450
TransDigm, Inc., 6.375%, due 06/15/26	70,000	70,613
United Rentals North America, Inc., 4.625%, due 07/15/23	200,000	201,500
United Rentals North America, Inc., 5.500%, due 05/15/27	275,000	272,250
		2,100,286
Information Technology - 0.6%
Apple, Inc., 3.450%, due 05/06/24	225,000	224,887
Apple, Inc., 3.200%, due 05/13/25	285,000	279,066
CDK Global, Inc., 5.875%, due 06/15/26	210,000	216,300
CommScope Technologies, LLC, 144A, 6.000%, due 06/15/25	50,000	51,500
Financial & Risk US Holdings, Inc., 144A, 8.250%, due 11/15/26	235,000	233,531
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	45,000	49,838
IBM Corp., 2.750%, due 12/21/20	200,000	268,406
Informatica, LLC, 144A, 7.125%, due 07/15/23	50,000	51,250

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Information Technology - 0.6% (Continued)
Liberty Expedia Holdings, Inc., 144A, 1.000%, due 06/30/47	$230,000	$230,467
Microchip Technology, Inc., 144A, 4.333%, due 06/01/23	130,000	128,768
Quintiles Transnational Corp., 144A, 4.875%, due 05/15/23	120,000	120,300
Rackspace Hosting, Inc., 144A, 8.625%, due 11/15/24	90,000	87,300
Riverbed Technology, Inc., 144A, 8.875%, due 03/01/23	20,000	18,850
Solera, LLC/Solera Finance, Inc., 144A, 10.500%, due 03/01/24	15,000	16,322
Verscend Holding Corp., 144A, 9.750%, due 08/15/26	40,000	41,300
Western Digital Corp., 4.750%, due 02/15/26	140,000	135,100
		2,153,185
Materials - 0.5%
Ball Corp., 4.375%, due 12/15/20	125,000	126,406
Ball Corp., 4.000%, due 11/15/23	385,000	375,375
Ball Corp., 5.250%, due 07/01/25	300,000	309,750
Ball Corp., 4.875%, due 03/15/26	285,000	283,575
Crown Americas, LLC, 144A, 4.750%, due 02/01/26	60,000	57,600
Hexion, Inc., 6.625%, due 04/15/20	15,000	14,100
Hexion, Inc., 144A, 10.375%, due 02/01/22	50,000	48,750
Sealed Air Corp., 144A, 6.500%, due 12/01/20	200,000	210,250
Sealed Air Corp., 144A, 5.125%, due 12/01/24	185,000	185,925
SunCoke Energy Partners, L.P., 144A, 7.500%, due 06/15/25	65,000	66,787
WestRock Co., 144A, 3.750%, due 03/15/25	80,000	77,649
		1,756,167
Real Estate - 0.2%
CyrusOne, L.P., 5.000%, due 03/15/24	140,000	142,450
Equinix, Inc., 2.875%, due 03/15/24	115,000	134,971
Equinix, Inc., 5.375%, due 05/15/27	500,000	500,000
		777,421
Telecommunication Services - 0.9%
Altice Financing S.A., 144A, 7.500%, due 05/15/26	200,000	193,000
Cablevision Systems Corp., 5.875%, due 09/15/22	60,000	61,050
CCO Holdings, LLC, 5.750%, due 01/15/24	325,000	329,875
CCO Holdings, LLC, 144A, 5.000%, due 02/01/28	210,000	197,137
Comcel Trust, 6.875%, due 02/06/24	200,000	204,500
CSC Holdings, LLC, 5.250%, due 06/01/24	35,000	34,212
CSC Holdings, LLC, 144A, 5.500%, due 04/15/27	200,000	193,750

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Telecommunication Services - 0.9% (Continued)
Dish DBS Corp., 7.750%, due 07/01/26	$100,000	$94,000
GCI Liberty, Inc., 144A, 1.750%, due 09/30/46	270,000	294,284
Level 3 Financing, Inc., 5.375%, due 01/15/24	65,000	64,919
Match Group, Inc., 144A, 5.000%, due 12/15/27	60,000	59,550
MGIC Investment Corp., 5.750%, due 08/15/23	135,000	141,075
Nexstar Escrow Corp., 144A, 5.625%, due 08/01/24	200,000	195,750
Sinclair Television Group, Inc., 144A, 5.625%, due 08/01/24	180,000	176,400
Sirius XM Radio, Inc., 144A, 4.625%, due 05/15/23	200,000	198,000
Sirius XM Radio, Inc., 144A, 5.375%, due 07/15/26	200,000	198,500
Sirius XM Radio, Inc., 144A, 5.000%, due 08/01/27	100,000	96,000
Sprint Capital Corp., 6.875%, due 11/15/28	15,000	15,075
Sprint Corp., 7.125%, due 06/15/24	35,000	36,312
Tribune Media Co., 5.875%, due 07/15/22	155,000	158,100
		2,941,489
Utilities - 0.5%
AmeriGas Partners, L.P., 5.750%, due 05/20/27	275,000	270,188
NextEra Energy Operating Partners, L.P., 144A, 4.250%, due 09/15/24	190,000	186,200
NextEra Energy Operating Partners, L.P., 144A, 4.500%, due 09/15/27	395,000	378,213
NextEra Energy Partners, 144A, 1.500%, due 09/15/20	200,000	204,770
NRG Energy, Inc., 6.625%, due 01/15/27	275,000	288,750
NRG Energy, Inc., 144A, 2.750%, due 06/01/48	200,000	210,284
Southern Co. (The), 1.850%, due 07/01/19	95,000	94,250
Vistra Operations Co., LLC, 144A, 5.500%, due 09/01/26	70,000	70,787
		1,703,442

Total High Yield Corporate Obligations (Cost $28,808,279)		$29,063,661

FOREIGN BONDS - 21.6%	Par Value	Value
Argentina - 0.9%
Argentine Republic Government International Bond, 6.875%, due 01/26/27	$700,000	$595,000
Argentine Republic Government International Bond, 5.875%, due 01/11/28	200,000	159,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Argentina - 0.9% (Continued)
Banco Macro S.A., 6.750%, due 11/04/26	$550,000	$450,063
Pampa Energie S.A., 7.500%, due 01/24/27	600,000	541,500
Provincia de Buenos Aires, 7.875%, due 06/15/27	700,000	582,890
YPF S.A., 8.500%, due 07/28/25	500,000	488,750
YPF S.A., 6.950%, due 07/21/27	250,000	220,312
		3,037,515
Australia - 0.6%
Asian Development Bank, 5.000%, due 03/09/22	110,000	85,984
Australian Government Bond, 5.750%, due 07/15/22	110,000	89,866
Inter-American Development Bank, 6.500%, due 08/20/19	290,000	217,355
International Bank for Reconstruction & Development, 2.500%, due 03/12/20	280,000	203,168
International Bank for Reconstruction & Development, 2.800%, due 01/13/21	125,000	91,182
International Finance Corp., 2.800%, due 08/15/22	310,000	225,427
New South Wales Treasury Corp., 6.000%, due 03/01/22	410,000	331,950
Queensland Treasury Corp., 6.250%, due 02/21/20	175,000	133,523
Queensland Treasury Corp., Series 21, 5.500%, due 06/21/21	515,000	403,331
Queensland Treasury Corp., 6.000%, due 07/21/22	500,000	407,986
		2,189,772
Austria - 0.2%
Austria Government Bond, 144A, 0.000%, due 07/15/23	230,000	266,553
ESAL GmbH, 6.250%, due 02/05/23	400,000	394,500
JBS Investments GmbH, 7.250%, due 04/03/24	200,000	204,500
		865,553
Bermuda - 0.3%
Digicel Group Ltd., 7.125%, due 04/01/22	600,000	394,500
Geopark Ltd., 6.500%, due 09/21/24	200,000	200,750
IHS Markit Ltd., 4.750%, due 08/01/28	135,000	135,169
Inkia Energy Ltd., 5.875%, due 11/09/27	200,000	190,750
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	50,000	48,812
		969,981
Brazil - 0.8%
Banco BTG Pactual S.A., 5.500%, due 01/31/23	200,000	187,602
Banco de Brasil S.A., 6.250%, due 10/15/29	700,000	533,750

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Brazil - 0.8% (Continued)
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/21	$2,500	$626,205
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/23	4,540	1,096,998
Itau Unibanco Holding S.A., 6.500%, due 03/19/23	400,000	373,864
		2,818,419
Canada - 1.2%
Bank of Montreal, 3.803%, due 12/15/32	60,000	55,623
BC ULC/New Red Finance, Inc., 144A, 4.625%, due 01/15/22	400,000	400,500
BC ULC/New Red Finance, Inc., 144A, 4.250%, due 05/15/24	225,000	213,750
BC ULC/New Red Finance, Inc., 144A, 5.000%, due 10/15/25	415,000	397,362
Canacol Energy Ltd., 7.250%, due 05/03/25	400,000	388,000
Canacol Energy Ltd., 144A, 7.250%, due 05/03/25	200,000	194,000
Canada Housing Trust No. 1, 2.350%, due 06/15/23	305,000	232,698
Canadian Government Bond, 1.750%, due 03/01/23	800,000	604,601
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	135,000	130,499
Emera, Inc., 6.750%, due 06/15/76	350,000	372,207
Enbridge, Inc., 6.000%, due 01/15/77	240,000	231,828
GW Honos Security Corp., 144A, 8.750%, due 05/15/25	50,000	48,687
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	450,000	398,250
Province of Alberta Canada, 3.400%, due 12/01/23	290,000	231,488
Province of British Columbia, 144A, 6.600%, due 01/09/20	9,200,000	124,677
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	45,000	48,150
		4,072,320
Cayman Islands - 0.8%
Avolon Holdings Funding Ltd., 144A, 5.125%, due 10/01/23	60,000	60,375
Braskem Finance Ltd., 6.450%, due 02/03/24	200,000	213,000
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	198,500
Energuate Trust, 5.875%, due 05/03/27	200,000	189,000
Gran Tierra Energy International Holdings Ltd., 6.250%, due 02/15/25	400,000	389,000
Guanay Finance Ltd., 6.000%, due 12/15/20	489,187	491,633
Industrial Senior Trust, 5.500%, due 11/01/22	100,000	97,578
Latam Finance Ltd., 6.875%, due 04/11/24	200,000	196,500

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Cayman Islands - 0.8% (Continued)
SPARC EM SPC Panama Metroline 2 SP, 144A, 1.843%, due 12/05/22 (d)	$400,000	$366,000
SPARC EM SPC Panama Metroline 2 SP, 1.843%, due 12/05/22 (d)	700,000	640,500
Transocean Guardian Ltd., 144A, 5.875%, due 01/15/24	15,000	15,094
		2,857,180
Chile - 0.5%
Banco de Credito e Inversiones, 4.000%, due 02/11/23	300,000	300,476
Embotelladora Andina S.A., 5.000%, due 10/01/23	600,000	628,900
Empresa Electrica Angamos S.A., 4.875%, due 05/25/29	191,300	188,752
Empresa Electrica Guacolda S.A., 4.560%, due 04/30/25	200,000	185,738
Engie Energia Chile S.A., 5.625%, due 01/15/21	400,000	413,924
		1,717,790
China - 0.1%
CNOOC Finance 2011 Ltd., 4.250%, due 01/26/21	200,000	202,194

Colombia - 0.6%
Bancolombia S.A., 4.875%, due 10/18/27	200,000	191,203
BBVA Columbia S.A., 4.875%, due 04/21/25	300,000	298,215
Colombia Telecomunicaciones S.A., 8.500%, due 09/30/66	200,000	206,250
Columbian TES, 7.000%, due 05/04/22	1,855,000,000	650,865
Ecopetrol S.A., 5.875%, due 09/18/23	100,000	106,500
Republic of Columbia, 4.500%, due 01/28/26	275,000	280,775
Transportadora de Gas Internacional S.A., 5.700%, due 03/20/22	200,000	202,716
		1,936,524
Costa Rica - 0.1%
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	215,500

Curacao - 0.1%
Suam Finance B.V., 4.875%, due 04/17/24	200,000	199,500

Denmark - 0.1%
Realkredit Danmark A/S, 2.000%, due 04/01/19	1,450,000	228,058

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	$300,000	$305,893
Dominican Republic, 6.875%, due 01/29/26	275,000	294,030
		599,923
Egypt - 0.1%
Arab Republic of Egypt, 5.875%, due 06/11/25	275,000	262,625

Finland - 0.1%
Finland Government Bond, 144A, 1.500%, due 04/15/23	220,000	273,274

France - 0.1%
Altice France, 144A, 7.375%, due 05/01/26	350,000	350,000

Germany - 0.3%
KFW Development Bank, 3.750%, due 05/29/20	260,000	176,532
KFW Development Bank, 6.000%, due 08/20/20	340,000	262,279
KFW Development Bank, 0.375%, due 03/15/23	150,000	176,622
KFW Development Bank, 2.125%, due 08/15/23	340,000	432,918
KFW Development Bank, 0.000%, due 09/15/23	80,000	92,175
		1,140,526
Hungary - 0.3%
Hungary Government International Bond, 6.250%, due 01/29/20	365,000	379,147
Hungary Government International Bond, 6.375%, due 03/29/21	540,000	576,450
		955,597
India - 1.0%
Asian Development Bank, 6.950%, due 01/16/20	12,500,000	170,240
Asian Development Bank, 6.450%, due 08/08/21	22,500,000	300,866
Bharat Petroleum Corp. Ltd., 4.625%, due 10/25/22	500,000	500,460
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	198,250
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	651,875
Indian Oil Corp. Ltd., 5.625%, due 08/02/21	200,000	207,508
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	600,000	629,034
International Bank for Reconstruction & Development, 5.750%, due 10/28/19	19,400,000	260,130

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
India - 1.0% (Continued)
International Finance Corp., 6.450%, due 10/30/18	$18,150,000	$249,887
NTPC Ltd., 7.250%, due 05/03/22	20,000,000	257,842
		3,426,092
Indonesia - 1.4%
European Bank Reconstruction and Development, 7.375%, due 04/15/19	1,500,000,000	98,950
Indonesia Government International Bond, 144A, 2.625%, due 06/14/23	150,000	182,666
Indonesia Government International Bond, 144A, 2.150%, due 07/18/24	150,000	176,127
Indonesia Treasury Bond, 8.250%, due 07/15/21	5,545,000,000	375,162
Indonesia Treasury Bond, 7.000%, due 05/15/22	4,700,000,000	305,311
Indonesia Treasury Bond, 5.625%, due 05/15/23	1,400,000,000	85,372
Indonesia Treasury Bond, 8.375%, due 03/15/24	4,175,000,000	282,275
Indonesia Treasury Bond, 8.375%, due 09/15/26	4,170,000,000	282,413
Indonesia Treasury Bond, 7.000%, due 05/15/27	6,590,000,000	408,845
Indonesia Treasury Bond, 6.125%, due 05/15/28	6,400,000,000	371,844
Indonesia Treasury Bond, 9.000%, due 03/15/29	1,800,000,000	126,000
Indonesia Treasury Bond, 8.750%, due 05/15/31	3,000,000,000	208,440
Indonesia Treasury Bond, 6.625%, due 05/15/33	2,905,000,000	166,618
Indonesia Treasury Bond, 7.500%, due 05/15/38	2,000,000,000	120,470
International Bank for Reconstruction & Development, 7.450%, due 08/20/21	2,760,000,000	183,160
Jasa Marga (Persero), 144A, 7.500%, due 12/11/20	1,500,000,000	96,261
Pelabuhan Indonesia II PT, 144A, 4.250%, due 05/05/25	200,000	192,250
Pertamina Persero PT, 144A, 4.300%, due 05/20/23	200,000	198,500
Perusahaan Listrik Negara PT, 144A, 4.125%, due 05/15/27	250,000	235,312
Perusahaan Listrik Negara PT, 5.450%, due 05/21/28	300,000	308,250
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	400,000	385,500
		4,789,726
Ireland - 0.9%
Bank of Ireland Group plc, 144A, 4.500%, due 11/25/23	200,000	199,708
C&W Senior Financing Designated Activity Co., 6.875%, due 09/15/27	800,000	798,000
Ireland Government Bond, 3.900%, due 03/20/23	800,000	1,086,882

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Ireland - 0.9% (Continued)
Ireland Government Bond, 3.400%, due 03/18/24	$750,000	$1,017,297
		3,101,887
Israel - 0.1%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, due 12/30/23	100,000	100,325
Delek & Avner Tamar Bond Ltd., 144A, 5.412%, due 12/30/25	100,000	100,407
Israel Electric Corp. Ltd., 144A, 5.000%, due 11/12/24	200,000	203,289
		404,021
Japan - 0.1%
Mitsubishi UFJ Financial Group, Inc., 3.061% (3MO LIBOR + 74), due 03/02/23 (a)	195,000	194,972
Sony Corp., 0.000%, due 09/30/22	20,000,000	253,579
		448,551
Kazakhstan - 0.1%
KazMunayGas National Co., 5.375%, due 04/24/30	250,000	254,375

Liberia - 0.0% (c)
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28	80,000	74,000

Luxembourg - 0.8%
Allergan Funding SCS, 1.250%, due 06/01/24	100,000	114,985
European Financial Stability Facility, 0.500%, due 01/20/23	150,000	177,498
European Financial Stability Facility, 1.875%, due 05/23/23	185,000	232,053
European Financial Stability Facility, 0.125%, due 10/17/23	280,000	323,580
Millicom International Cellular S.A., 5.125%, due 01/15/28	200,000	184,000
Minerva Luxembourg S.A., 6.500%, due 09/20/26	600,000	561,336
Minerva Luxembourg S.A., 5.875%, due 01/19/28	200,000	177,250
Neilsen Co. (The), 144A, 5.000%, due 02/01/25	23,000	22,540
Nexa Resources S.A., 5.375%, due 05/04/27	200,000	192,574
Raizen Fuels Finance S.A., 5.300%, due 01/20/27	200,000	186,934
Swiss Insured Brazil Power Finance, 144A, 9.850%, due 07/16/32	2,500,000	571,165
		2,743,915
Malaysia - 0.5%
Axiata SPV2 Berhad, 3.466%, due 11/19/20	300,000	297,696

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Malaysia - 0.5% (Continued)
Malaysia Government Bond, 4.160%, due 07/15/21	$1,045,000	$255,946
Malaysia Government Bond, 3.620%, due 11/30/21	400,000	96,629
Malaysia Government Bond, 4.059%, due 09/30/24	2,515,000	609,468
Malaysia Government Bond, 3.882%, due 03/14/25	430,000	103,319
Malaysia Government Bond, 3.899%, due 11/16/27	600,000	142,126
Malaysia Government Bond, 3.733%, due 06/15/28	400,000	93,934
Malaysia Government Bond, 3.844%, due 04/15/33	980,000	218,618
		1,817,736
Marshall Islands - 0.1%
Teekay Offshore Partners, L.P., 144A, 8.500%, due 07/15/23	175,000	179,594

Mauritius - 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	200,000	193,212

Mexico - 2.9%
America Movil S.A.B. de C.V., 7.125%, due 12/09/24	3,000,000	145,910
Banco Mercantil del Norte S.A., 6.875%, due 01/06/25	200,000	199,906
Banco Mercantil del Norte S.A., 7.625%, due 10/06/66	200,000	201,499
Banco Nacional Comercio, 144A, 4.375%, due 10/14/25	200,000	196,898
Banco Santander Mexico, 5.950%, due 01/30/24	600,000	603,000
Banco Santander S.A., 144A, 5.950%, due 10/01/28	200,000	203,000
BBVA Bancomer S.A., 5.125%, due 01/18/33	600,000	544,146
Cemex S.A.B. de C.V., 144A, 6.125%, due 05/05/25	275,000	283,937
Cometa Energia, S.A. de C.V., 6.375%, due 04/24/35	200,000	195,536
Credito Real S.A.B. de C.V., 9.125%, due 11/29/62	200,000	198,500
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	630,000	553,770
Mexican Bonos, 8.000%, due 12/07/23	83,000	457,273
Mexican Bonos, 10.000%, due 12/05/24	70,400	425,456
Mexican Bonos Desarr, 8.500%, due 12/13/18 (a)	34,800	190,933
Mexican Bonos Desarr, 8.000%, due 06/11/20	40,000	214,370
Mexican Bonos Desarr, 6.500%, due 06/10/21	92,300	485,679
Mexican Bonos Desarr, 7.750%, due 05/29/31	40,000	214,186
Mexico City Airport Trust, 144A, 4.250%, due 10/31/26	425,000	397,887
Mexico City Airport Trust, 144A, 3.875%, due 04/30/28	730,000	654,887
Mexico City Airport Trust, 144A, 5.500%, due 10/31/46	405,000	357,879

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Mexico - 2.9% (Continued)
Mexico City Airport Trust, 144A, 5.500%, due 07/31/47	$900,000	$791,059
Mexico Generadora de Energia S.A., 5.500%, due 12/06/32	527,826	522,586
Mexico Government International Bond, 4.150%, due 03/28/27	200,000	196,689
Mexico Government International Bond, 3.750%, due 01/11/28	200,000	190,388
Mexico Government International Bond, 4.600%, due 01/23/46	200,000	186,852
Petroleos Mexicanos, 144A, 7.650%, due 11/24/21	35,000	177,712
Petroleos Mexicanos, 4.625%, due 09/21/23	135,000	133,791
Petroleos Mexicanos, 144A, 7.190%, due 09/12/24	20,000	93,429
Trust F/1401, 144A, 5.250%, due 12/15/24	225,000	228,375
Unifin Financiera S.A.B. de C.V., 8.875%, due 01/29/25	800,000	745,000
		9,990,533
Netherlands - 1.1%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	513,770
Bank Nederlandse Gemeenten N.V., 0.250%, due 02/22/23	150,000	175,229
Bank Nederlandse Gemeenten N.V., 0.250%, due 06/07/24	200,000	231,131
Bayer Capital Corp. B.V., 144A, 5.625%, due 11/22/19	300,000	321,109
Darling Global Finance B.V., 144A, 3.625%, due 05/15/26	100,000	119,101
Greenko Dutch B.V., 144A, 5.250%, due 07/24/24	200,000	185,500
Marfrig Holdings Europe B.V., 144A, 8.000%, due 06/08/23	500,000	501,250
Marfrig Holdings Europe B.V., 144A, 7.000%, due 03/15/24	200,000	188,856
NXP Funding, LLC, 144A, 4.625%, due 06/01/23	270,000	272,700
Petrobras Global Finance B.V., 5.750%, due 02/01/29	700,000	623,000
Teva Pharmaceutical Finance Netherlands II B.V., 4.500%, due 03/01/25	145,000	179,732
Teva Pharmaceuticals Financial Co. B.V., 2.800%, due 07/21/23	165,000	146,350
VTR Finance B.V., 6.875%, due 01/15/24	400,000	407,000
		3,864,728
New Zealand - 0.7%
Asian Development Bank, 4.625%, due 03/06/19	330,000	221,126
International Bank for Reconstruction & Development, 3.500%, due 01/22/21	295,000	200,681

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
New Zealand - 0.7% (Continued)
International Bank for Reconstruction & Development, 4.625%, due 10/06/21	$380,000	$267,792
International Bank for Reconstruction & Development, 3.375%, due 01/25/22	370,000	251,922
International Finance Corp., 3.625%, due 05/20/20	110,000	74,589
New Zealand Government Bond, 5.000%, due 03/15/19	300,000	201,772
New Zealand Government Bond, 3.000%, due 04/15/20	400,000	270,137
New Zealand Government Bond, 6.000%, due 05/15/21	370,000	271,576
New Zealand Local Government Funding Agency Bond, 5.000%, due 03/15/19	385,000	258,583
New Zealand Local Government Funding Agency Bond, 5.500%, due 04/15/23	225,000	167,354
Nordic Investment Bank, 4.125%, due 03/19/20	240,000	163,476
		2,349,008
Norway - 0.5%
Norwegian Government Bond, 144A, 4.500%, due 05/22/19	3,900,000	490,323
Norwegian Government Bond, 144A, 3.750%, due 05/25/21	5,900,000	771,491
Norwegian Government Bond, 144A, 2.000%, due 05/24/23	3,600,000	451,279
		1,713,093
Panama - 0.2%
Ena Norte Trust, 4.950%, due 04/25/28	171,118	171,668
Global Bank Corp., 4.500%, due 10/20/21	200,000	198,406
Panama Government International Bond, 4.000%, due 09/22/24	200,000	202,600
		572,674
Peru - 0.3%
Banco Internacional del Peru S.A.A. of Panama, 5.750%, due 10/07/20	500,000	519,920
Fondo Mivivienda S.A., 3.500%, due 01/31/23	400,000	386,500
Petroleos del Peru S.A., 144A, 5.625%, due 06/19/47	200,000	199,679
		1,106,099
Philippines - 0.9%
BDO Unibank, Inc., 144A, 2.625%, due 10/24/21	200,000	192,186
BDO Unibank, Inc., 2.950%, due 03/06/23	600,000	565,122
Philippine Government Bond, 3.500%, due 03/20/21	10,500,000	181,957
Philippine Government Bond, 6.500%, due 04/28/21	7,700,000	143,118

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Philippines - 0.9% (Continued)
Philippine Government Bond, 3.500%, due 04/21/23	$13,000,000	$212,021
Philippine Government Bond, 8.000%, due 07/19/31	15,000,000	290,109
Philippine Government International Bond, 4.950%, due 01/15/21	15,000,000	276,074
Philippine Government International Bond, 4.200%, due 01/21/24	500,000	513,750
Philippine Government International Bond, 6.250%, due 01/14/36	15,000,000	266,434
Union Bank of Philippines, Series EMTN, 3.369%, due 11/29/22	400,000	381,696
		3,022,467
Portugal - 0.3%
Portugal Government International Bond, 144A, 5.125%, due 10/15/24	425,000	442,000
Portugal Obrigacoes do Tesouro OT, 144A, 3.850%, due 04/15/21	385,000	489,907
		931,907
Puerto Rico - 0.1%
Popular, Inc., 6.125%, due 09/14/23	360,000	364,196

Singapore - 1.2%
BOC Aviation Ltd., 144A, 2.750%, due 09/18/22	200,000	189,450
BPRL International Singapore, 4.375%, due 01/18/27	500,000	468,860
DBS Group Holdings Ltd., 3.600%, due 12/29/49	300,000	290,625
DBS Group Holdings Ltd., 3.600%, due 03/07/67	200,000	193,750
Indika Energy Capital III Ltd., 144A, 5.875%, due 11/09/24	200,000	188,250
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	500,000	461,395
Singapore Government Bond, 3.250%, due 09/01/20	1,120,000	839,093
Temasek Financial I Ltd., 2.375%, due 01/23/23	750,000	718,774
United Overseas Bank Ltd., 3.500%, due 09/16/26	200,000	196,638
United Overseas Bank Ltd., 3.875%, due 12/31/49	700,000	655,746
		4,202,581
Sweden - 0.2%
Sweden Government International Bond, 144A, 0.125%, due 04/24/23	440,000	512,359

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 21.6% (Continued)	Par Value	Value
Ukraine - 0.1%
Ukraine Government Bond, 7.750%, due 09/01/23	$200,000	$196,250

United Kingdom - 0.6%
Fresnillo plc, 5.500%, due 11/13/23	600,000	616,376
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	666,806
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	193,763
Travelport Corporate Finance plc, 144A, 6.000%, due 03/15/26	150,000	151,500
Vedanta Resources plc, 144A, 6.375%, due 07/30/22	200,000	194,000
Vedanta Resources plc, 6.125%, due 08/09/24	400,000	363,500
		2,185,945

Total Foreign Bonds (Cost $74,866,093)		$73,337,200

LOAN PARTICIPATIONS - 9.7%	Par Value	Value
Acrisure, LLC, 6.592% (3MO LIBOR + 375), due 06/07/23 (a)	$20,000	$20,033
Acrisure, LLC, 6.609% (3MO LIBOR + 425), due 11/22/23 (a)	453,135	454,458
AECOM Technical Services, Inc., 3.992% (3MO LIBOR + 175), due 02/23/25 (a)	205,688	206,008
Aleris International, Inc., 6.992% (3MO LIBOR + 475), due 02/08/23 (a)	185,000	188,180
AlixPartners, LLP, 4.992% (3MO LIBOR + 300), due 03/17/21 (a)	478,788	480,784
Almonde, Inc., 5.576% (3MO LIBOR + 350), due 04/26/24 (a)	348,187	348,292
American Airlines, Inc., 4.242% (3MO LIBOR + 200), due 04/28/23 (a)	180,000	178,965
American Axle & Manufacturing, Inc., 4.587% (3MO LIBOR + 225), due 04/06/24 (a)	197,970	197,871
American Tire Distributors, Inc., 4.700% (3MO LIBOR + 425), due 09/01/21 (a)	184,522	159,381
American Tire Distributors, Inc., 6.636% (3MO LIBOR + 425), due 09/01/21 (a)	96,609	83,446
Applied Systems, Inc., 5.386% (3MO LIBOR + 325), due 09/13/24 (a)	473,807	476,176

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
Aramark Services, Inc., 4.069% (3MO LIBOR + 175), due 03/28/24 (a)	$180,000	$180,225
Aramark Services, Inc., 4.700% (3MO LIBOR + 175), due 03/11/25 (a)	150,000	150,375
AssuredPartners, Inc., 5.492% (3MO LIBOR + 325), due 10/22/24 (a)	476,980	477,972
Asurion, LLC, 5.242% due 10/10/50 (a)	435,000	437,788
Auris LuxCo, 4.700% (3MO LIBOR + 375), due 07/24/25 (a)	180,000	182,138
BCP Renaissance Parent, LLC, 5.863% (3MO LIBOR + 450), due 12/31/20 (a)	240,000	241,334
Berry Plastics Group, Inc., 4.186% (3MO LIBOR + 200), due 01/19/24 (a)	269,318	269,504
Berry Plastics Group, Inc., 4.186% (3MO LIBOR + 175), due 02/08/20 (a)	160,000	160,000
Berry Plastics Group, Inc., 4.342% (3MO LIBOR + 200), due 10/01/22 (a)	226,792	227,203
BJ's Wholesale Club, Inc., 5.148% (3MO LIBOR + 375), due 01/27/24 (a)	311,586	313,403
Brookfield Retail Holdings, LLC, 4.742% (3MO LIBOR + 250), due 05/07/25 (a)	375,000	373,204
Burger King, 4.581% (3MO LIBOR + 225), due 02/17/24 (a)	449,114	449,227
BWAY Corp., 5.584% (3MO LIBOR + 325), due 04/03/24 (a)	130,000	129,838
Canyon Valor Cos., Inc., 5.136% (3MO LIBOR + 425), due 06/16/23 (a)	224,717	225,719
Capital Automotive, L.P., 8.250% (3MO LIBOR + 600), due 03/21/25 (a)	37,957	38,717
Cengage Learning, Inc., 6.415% (3MO LIBOR + 425), due 06/07/23 (a)	250,000	232,813
CenturyLink, Inc., 7.000% (3MO LIBOR + 275), due 02/29/24 (a)	308,450	306,214
CenturyLink, Inc., 7.000% (3MO LIBOR + 275), due 01/31/25 (a)	134,662	133,685
Change Healthcare Holdings, LLC, 4.992% (3MO LIBOR + 275), due 03/01/24 (a)	464,066	465,444
Charter Communications Operating, LLC, 4.250% (3MO LIBOR + 200), due 04/30/25 (a)	414,211	414,728

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
Cinemark USA, Inc., 4.000% (3MO LIBOR + 175), due 03/29/25 (a)	$89,774	$89,887
Colorado Buyer, Inc., 5.110% (3MO LIBOR + 300), due 03/15/24 (a)	478,791	479,389
Consolidated Precision, 6.092% (3MO LIBOR + 375), due 04/30/25 (a)	295,000	296,844
CPA Global, 5.609% (3MO LIBOR + 325), due 10/04/24 (a)	472,625	470,654
CSM Bakery Supplies, 6.340% (3MO LIBOR + 400), due 07/03/20 (a)	188,272	181,823
Cvent, Inc., 5.992% (3MO LIBOR + 375), due 11/29/23 (a)	493,763	493,145
DAE Aviation Holdings, 5.990% (3MO LIBOR + 375), due 07/07/22 (a)	89,769	90,176
Dell International, LLC, 4.250% (3MO LIBOR + 200), due 09/07/23 (a)	224,435	224,884
Edelman Financial Center, LLC (The), 4.700% (3MO LIBOR + 325), due 12/31/21 (a)	155,000	156,195
EG America, LLC, 6.386% (3MO LIBOR + 400), due 02/07/25 (a)	279,300	279,563
EG Group Ltd., 6.386% (3MO LIBOR + 400), due 01/31/25 (a)	84,788	84,867
Energizer Holdings, Inc., 4.586% (3MO LIBOR + 225), due 06/21/25 (a)	225,000	225,704
Energy Transfer Equity, L.P., 4.242% (3MO LIBOR + 200), due 02/02/24 (a)	250,000	250,157
Envision Healthcare Corp., 4.700% (3MO LIBOR + 375), due 12/31/21 (a)	325,000	324,188
Equian, LLC, 5.462% (3MO LIBOR + 325), due 05/20/24 (a)	213,545	214,547
Exgen Renewables IV, LLC, 5.320% (3MO LIBOR + 300), due 12/31/20 (a)	142,201	143,268
Federal Mogul Holdings Corp., 5.830% (3MO LIBOR + 375), due 04/15/21 (a)	310,190	310,335
Filtration Group Corp., 5.242% (3MO LIBOR + 300), due 03/27/25 (a)	259,350	261,018
Financial & Risk US Holdings, Inc., 4.700% (3MO LIBOR + 375), due 09/18/25 (a)	300,000	299,208
Financial & Risk US Holdings, Inc., 4.700% (3MO LIBOR + 375), due 10/01/25 (a)	375,000	374,010

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
First Data Corp., 4.212% (3MO LIBOR + 200), due 07/10/22 (a)	$344,201	$344,710
Four Seasons Hotels Ltd., 4.242% (3MO LIBOR + 200), due 11/30/23 (a)	314,203	314,253
Frontera Generation Holdings, LLC, 6.354% (3MO LIBOR + 450), due 12/31/21 (a)	70,000	70,408
Gentiva Health Services, Inc., 6.000% (3MO LIBOR + 375), due 06/23/25 (a)	400,724	405,232
Greeneden U.S. Holdings II, LLC, 5.742% (3MO LIBOR + 350), due 12/01/23 (a)	476,892	479,158
Grifols Worldwide Operations USA, Inc., 4.222% (3MO LIBOR + 225), due 01/31/25 (a)	224,432	225,567
Grizzly Acquisitions Inc., 0.000% (3MO LIBOR + 325), due 10/01/25 (a)	270,000	269,325
HCA, Inc., 4.700% (3MO LIBOR + 175), due 03/18/23 (a)	96,757	97,460
Hilton Worldwide Finance, LLC, 3.966% (3MO LIBOR + 175), due 10/25/23 (a)	225,000	225,995
Houghton Mifflin Harcourt Co., 4.700% (3MO LIBOR + 300), due 05/29/21 (a)	239,381	224,918
Informatica, LLC, 5.492% (3MO LIBOR + 325), due 08/05/22 (a)	468,819	472,480
Intelsat Jackson Holdings S.A., 5.980% (3MO LIBOR + 375), due 11/30/23 (a)	180,000	180,625
Intrawest Resorts Holdings, Inc., 5.242% (3MO LIBOR + 325), due 12/31/20 (a)	493,024	493,517
IRB Holding Corp., 5.460% (3MO LIBOR + 325), due 01/17/25 (a)	363,508	363,737
Kindred at Home, 4.700% (3MO LIBOR + 375), due 07/02/25 (a)	250,000	252,813
Kronos Acquisition Holdings, Inc., 6.065% (3MO LIBOR + 450), due 08/26/22 (a)	385,000	382,979
Kronos, Inc., 6.065% (3MO LIBOR + 350), due 11/01/23 (a)	476,500	478,706
Life Time Fitness, Inc., 4.826% (3MO LIBOR + 300), due 06/10/22 (a)	473,807	475,484
Marriott Ownership Resorts, Inc., 4.700% (3MO LIBOR + 225), due 08/08/25 (a)	330,000	332,475

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
Meredith Corp., 5.077% (3MO LIBOR + 300), due 01/31/25 (a)	$127,163	$127,852
Metro-Goldwyn-Mayer, Inc., 6.841% (3MO LIBOR + 450), due 06/29/26 (a)	190,000	190,357
Microchip Technology, Inc., 4.080% (3MO LIBOR + 200), due 05/29/25 (a)	224,268	224,315
Micron Technology, Inc., 3.850% (3MO LIBOR + 175), due 04/26/22 (a)	189,771	190,285
Milacron, LLC, 4.742% (3MO LIBOR + 250), due 09/28/23 (a)	461,620	461,620
Mitchell International, Inc., 5.151% (3MO LIBOR + 325), due 11/20/24 (a)	448,875	447,784
MPH Acquisition Holdings, LLC, 5.136% (3MO LIBOR + 300), due 06/07/23 (a)	480,000	480,874
Neiman Marcus Group Ltd., LLC, 5.336% (3MO LIBOR + 325), due 10/25/20 (a)	379,347	351,932
Peak 10 Holding Corp., 5.802% (3MO LIBOR + 350), due 07/24/24 (a)	307,675	304,084
Plantronics, Inc., 4.742% (3MO LIBOR + 250), due 12/31/21 (a)	225,000	225,704
Project Alpha Intermediate Holding, Inc., 5.040% (3MO LIBOR + 350), due 04/04/21 (a)	381,150	380,834
Project Deep Blue Holdings, LLC, 5.540% (3MO LIBOR + 325), due 01/11/25 (a)	124,688	124,882
RBS Global, Inc., 4.242% (3MO LIBOR + 225), due 08/21/24 (a)	90,000	90,410
RentPath, LLC, 7.000% (3MO LIBOR + 475), due 12/17/21 (a)	248,041	216,602
Revlon Consumer Products Co., 5.813% (3MO LIBOR + 350), due 09/07/23 (a)	428,718	326,255
RP Crown Parent, LLC, 4.844% (3MO LIBOR + 275), due 10/12/23 (a)	224,430	225,319
Sable International Finance Ltd., 5.619% (3MO LIBOR + 325), due 01/31/26 (a)	225,000	225,875
SBA Senior Finance II, LLC, 4.250% (3MO LIBOR + 200), due 04/11/25 (a)	270,000	270,216
Scientific Games International, Inc., 4.992% (3MO LIBOR + 275), due 08/14/24 (a)	468,825	467,948

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
Securus Technologies Holdings, Inc., 6.742% (3MO LIBOR + 450), due 06/15/24 (a)	$335,605	$335,940
Securus Technologies Holdings, Inc., 6.742% (3MO LIBOR + 450), due 11/01/24 (a)	72,000	71,940
Select Medical Corp., 4.900% (3MO LIBOR + 350), due 02/13/24 (a)	325,875	327,775
ServiceMaster Co., LLC, 4.577% (3MO LIBOR + 250), due 11/08/23 (a)	106,591	107,391
SolarWinds, Inc., 5.242% (3MO LIBOR + 300), due 03/07/24 (a)	213,525	214,712
Solera, LLC, 4.992% (3MO LIBOR + 375), due 03/03/23 (a)	480,000	480,902
Solera, LLC, 4.700% (3MO LIBOR + 275), due 06/18/25 (a)	310,000	310,195
Sophia, L.P., 4.943% (3MO LIBOR + 325), due 09/30/22 (a)	478,769	480,765
Sprint Communications, 4.625% (3MO LIBOR + 250), due 02/02/24 (a)	169,318	169,741
SS&C Technologies, Inc., 4.492% (3MO LIBOR + 250), due 04/16/25 (a)	36,019	36,042
SS&C Technologies, Inc., 4.492% (3MO LIBOR + 250), due 04/16/25 (a)	92,596	92,654
SS&C Technologies, Inc., 4.506% (3MO LIBOR + 250), due 04/16/25 (a)	170,000	170,053
Starfruit Finco B.V., 4.700% due 09/19/25 (a)	160,000	160,611
Team Health Holdings, Inc., 4.826% (3MO LIBOR + 275), due 01/12/24 (a)	58,004	56,264
TKC Holdings, Inc., 6.000% (3MO LIBOR + 425), due 02/01/23 (a)	390,063	390,308
TransDigm, Inc., 4.576% (3MO LIBOR + 250), due 06/09/23 (a)	458,551	460,101
TransDigm, Inc., 4.742% due 06/09/23 (a)	250,000	250,845
TransDigm, Inc., 4.742% (3MO LIBOR + 250), due 05/14/25 (a)	24,174	24,236
Traverse Midstream Partners, LLC, 6.600% (3MO LIBOR + 400), due 09/11/21 (a)	270,000	271,801
Tribune Media Co., 5.093% (3MO LIBOR + 300), due 12/27/20 (a)	42,521	42,627
Uber Technologies, Inc., 6.327% (3MO LIBOR + 400), due 03/22/25 (a)	90,000	90,478

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.7% (Continued)	Par Value	Value
Ultra Resources, Inc., 5.165% (3MO LIBOR + 300), due 04/12/24 (a)	$95,000	$85,421
United Airlines, Inc., 4.076% (3MO LIBOR + 175), due 04/01/24 (a)	175,000	174,781
US Foods, Inc., 4.242% (3MO LIBOR + 200), due 06/27/23 (a)	211,790	212,506
US Silica Co., 6.500% (3MO LIBOR + 400), due 12/31/21 (a)	164,275	160,424
USI, Inc., 5.386% (3MO LIBOR + 300), due 05/16/24 (a)	174,560	174,604
Vantiv, LLC, 3.813% (3MO LIBOR + 175), due 08/20/24 (a)	249,950	250,185
VeriFone Systems, Inc., 4.700% (3MO LIBOR + 400), due 08/08/25 (a)	265,000	266,590
Verscend 8/18 TLB, 4.700% due 08/08/25 (a)	260,000	262,059
VF Holding Corp., 5.326% (3MO LIBOR + 325), due 06/04/25 (a)	485,000	486,940
Virgin Media Bristol, LLC, 4.855% (3MO LIBOR + 250), due 01/15/26 (a)	175,000	175,259
Web.com Group, Inc., 0.000% due 09/17/25 (a)	180,000	181,035
West Corp., 6.242% (3MO LIBOR + 400), due 10/10/24 (a)	134,662	134,170
Wyndham Hotels & Resorts, Inc., 3.992% (3MO LIBOR + 175), due 05/30/25 (a)	190,000	190,515
XPO Logistics, Inc., 4.700% (3MO LIBOR + 200), due 02/24/25 (a)	250,000	251,125
Yak Access, LLC, 7.008% (3MO LIBOR + 500), due 06/29/25 (a)	275,000	265,375
Zebra Technologies Corp., 4.071% (3MO LIBOR + 175), due 10/27/21 (a)	107,253	107,816
Total Loan Participations (Cost $32,827,682)		$32,800,163

COMMON STOCKS - 0.9%	Shares	Value
Consumer Discretionary - 0.0% (c)
Lennar Corp. - Class A	1,615	$75,404

Financials - 0.9%
Ameris Bancorp	2,799	127,914
BankUnited, Inc.	2,900	102,660
BOK Financial Corp.	2,350	228,608
Capital One Financial Corp.	2,350	223,085

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.9% (Continued)	Shares	Value
Financials - 0.9% (Continued)
Citigroup, Inc.	3,500	$251,090
Columbia Banking System, Inc.	7,530	291,938
Comerica, Inc.	2,500	225,500
Cullen/Frost Bankers, Inc.	452	47,207
German American Bancorp, Inc.	1,364	48,122
Investors Bancorp, Inc.	6,650	81,596
JPMorgan Chase & Co.	4,185	472,235
M&T Bank Corp.	691	113,697
Pinnacle Financial Partners, Inc.	788	47,398
Renasant Corp.	3,800	156,598
Stock Yards Bancorp, Inc.	1,322	47,989
U.S. Bancorp	5,450	287,815
Washington Trust Bancorp, Inc.	1,500	82,950
Zions Bancorp.	954	47,843
		2,884,245
Industrials - 0.0% (c)
HC2 Holdings, Inc. (e)	10,600	64,872

Total Common Stocks (Cost $3,116,671)		$3,024,521

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.1%	Shares	Value
Becton Dickinson and Co. - Series A, 6.125%	6,600	$432,564
CenterPoint Energy, Inc., 7.000%	7,800	393,822
Crown Castle International Corp. - Series A, 6.875%	200	215,822
Dominion Energy, Inc. - Series A, 6.750%	6,100	289,027
First Republic Bank - Series H, 5.125%	5,725	140,835
Fortive Corp. - Series A, 5.000%	125	134,851
JPMorgan Chase & Co., 6.100%	38,000	39,330
Kinder Morgan, Inc. - Series A, 9.750%	9,000	300,510
NextEra Energy, Inc., 6.371%	7,150	406,324
People's United Financial, Inc. - Series A, 1.406%	6,500	167,375
South Jersey Industries, Inc., 7.250%	2,800	156,772
Stanley Black & Decker, Inc., 5.375%	1,200	132,984
Stifel Financial Corp., 5.200%	8,000	190,400
U.S. Bancorp - Series A, 5.500%	375	345,561
U.S. Bancorp, 6.500%	6,900	173,397
U.S. Bancorp - Series F, 7.189%	7,300	198,779
Wells Fargo & Co. - Series Q, 5.850%	7,300	188,121
Total Preferred Stocks (Cost $3,881,053)		$3,906,474

AFFILIATED REGISTERED INVESTMENT COMPANIES - 7.4%	Shares	Value
Voya Emerging Markets Hard Currency Debt Fund – Class P	328,257	$3,029,815
Voya Floating Rate Fund – Class P	1,435,973	14,144,333
Voya High Yield Bond Fund – Class P	991,540	7,852,993
Total Affiliated Registered Investment Companies (Cost $24,949,203)		$25,027,141

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.84% (f) (Cost $28,055,353)	28,055,353	$28,055,353

Total Investments at Value - 113.7% (Cost $389,887,520)		$385,058,412

Liabilities in Excess of Other Assets - (13.7%)		(46,390,705)

Net Assets - 100.0%		$338,667,707

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Illiquid security. The total value of such securities is $1,008,046 as of September 30, 2018, representing 0.3% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of September 30, 2018.

BBSW-	Australian Bank Bill Swap Rate.
CDO-	Collateralized Debt Obligation.
CLO-	Collateralized Loan Obligation.
CV-	Convertible security.
LIBOR-	London Interbank Offered Rate.
144A-	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $92,180,690 as of September 30, 2018, representing 27.2% of net assets.
TBA-	Security has been traded on a “to-be-announced” basis. In a TBA transaction, the Fund has committed to purchase a security for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions.

LIBOR rates as of September 30, 2018:

1MO LIBOR	2.3690%
3MO LIBOR	2.2560%

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2018 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
TREASURY FUTURES
Ultra 10-Year U.S. Treasury Note Future	146	12/19/2018	$18,405,125	$(113,618)

The average monthly notional value of futures contracts during the nine months ended September 30, 2018 was $4,777,976.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
FOREIGN FUTURES
Euro Long-Term Bund Future	40	12/06/2018	$7,377,757	$67,618

TREASURY FUTURES
10-Year U.S. Treasury Note Future	62	12/19/2018	7,368,313	15,484
2-Year U.S. Treasury Note Future	1	12/31/2018	210,734	(49)
5-Year U.S. Treasury Note Future	239	12/31/2018	26,889,367	2,611
Ultra Long-Term U.S. Treasury Bond Future	13	12/19/2018	2,006,063	(27)
U.S. Treasury Long Bond Future	18	12/19/2018	2,530,125	(2,287)
Total Treasury Futures			39,004,602	15,732

Total Futures Contracts Sold Short			$46,382,359	$83,350

The average monthly notional value of futures contracts sold short during the nine months ended September 30, 2018 was $10,603,427.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED SWAP CONTRACTS
September 30, 2018 (Unaudited)

Counter Party	Contract Type	Fund Pays	Fund Receives	Termination Date	Upfront Payments	Notional Amount	Net Unrealized Appreciation
Intercontinental Exchange	Credit Default Swap	5.00% Fixed	3MO LIBOR	6/20/2023	$601,350	$743,157	$141,807

The average monthly notional value of centrally cleared swap contracts during the nine months ended September 30, 2018 was $35,472,222.

LIBOR - London Interbank Offered Rate.

LIBOR rates as of September 30, 2018:

3MO LIBOR	2.2560%

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
CIBC World Markets Corp.	2/13/2019	USD	1,765,000	CAD	2,312,944	$30,496
CIBC World Markets Corp.	2/13/2019	CAD	1,481,660	USD	1,150,000	(185)
						30,311

Citigroup Global Markets, Inc.	2/13/2019	USD	224,917	AUD	310,715	(48)
Citigroup Global Markets, Inc.	2/13/2019	CAD	2,130,640	USD	1,645,500	(8,476)
Citigroup Global Markets, Inc.	2/13/2019	USD	7,560,050	EUR	6,360,000	(88,929)
Citigroup Global Markets, Inc.	2/13/2019	EUR	4,855,831	USD	5,739,073	34,906
Citigroup Global Markets, Inc.	2/13/2019	USD	764,266	GBP	580,000	(3,202)
Citigroup Global Markets, Inc.	2/13/2019	GBP	1,310,000	USD	1,735,480	16,526
Citigroup Global Markets, Inc.	2/13/2019	USD	595,000	JPY	66,761,975	(667)
Citigroup Global Markets, Inc.	2/13/2019	USD	147,764	MXP	2,921,676	5,129
Citigroup Global Markets, Inc.	2/13/2019	MXP	5,698,733	USD	297,925	(293)
Citigroup Global Markets, Inc.	2/13/2019	USD	1,288,905	NOK	10,584,626	19,402
Citigroup Global Markets, Inc.	2/13/2019	NOK	8,177,710	USD	1,013,500	2,698
Citigroup Global Markets, Inc.	2/13/2019	USD	3,059,918	SEK	27,342,424	53,990
Citigroup Global Markets, Inc.	2/13/2019	SEK	15,606,324	USD	1,746,242	(31,093)
Citigroup Global Markets, Inc.	2/13/2019	USD	564,877	SGD	774,756	3,623
						3,566

Goldman, Sachs & Co.	2/13/2019	USD	4,607,299	CAD	6,060,013	96,975
Goldman, Sachs & Co.	2/13/2019	USD	736,593	EUR	622,522	(5,313)
Goldman, Sachs & Co.	2/13/2019	EUR	1,155,000	USD	1,372,972	16,188
Goldman, Sachs & Co.	2/13/2019	GBP	580,000	USD	770,858	9,792
Goldman, Sachs & Co.	2/13/2019	JPY	27,500,000	USD	249,686	4,873
Goldman, Sachs & Co.	2/13/2019	USD	147,579	MXP	2,948,046	6,694
Goldman, Sachs & Co.	2/13/2019	MXP	12,046,281	USD	610,665	(19,723)
						109,486

Hong Kong Shanghai Bank	2/13/2019	USD	2,288,701	CAD	2,955,629	5,698
Hong Kong Shanghai Bank	2/13/2019	CAD	735,551	USD	570,000	(994)
Hong Kong Shanghai Bank	2/13/2019	USD	276,056	EUR	235,000	-
Hong Kong Shanghai Bank	2/13/2019	EUR	1,641,864	USD	1,932,885	4,181
Hong Kong Shanghai Bank	2/13/2019	USD	1,914,255	GBP	1,445,000	(18,157)
Hong Kong Shanghai Bank	2/13/2019	GBP	1,736,180	USD	2,288,701	10,523
Hong Kong Shanghai Bank	2/13/2019	NOK	2,236,636	USD	276,056	(403)
						848

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
ING Financial Markets, LLC	10/19/2018	AUD	6,828,693	USD	4,941,000	4,983
ING Financial Markets, LLC	10/19/2018	USD	7,021,166	AUD	9,682,602	(22,244)
ING Financial Markets, LLC	10/19/2018	USD	4,299,000	CAD	5,589,393	29,491
ING Financial Markets, LLC	10/19/2018	CAD	12,593,112	USD	9,696,967	(55,286)
ING Financial Markets, LLC	10/19/2018	USD	2,385,043	CHF	2,316,277	(21,290)
ING Financial Markets, LLC	10/19/2018	CHF	2,348,745	USD	2,442,531	45,644
ING Financial Markets, LLC	10/19/2018	USD	5,185,000	EUR	4,433,302	(31,334)
ING Financial Markets, LLC	10/19/2018	EUR	6,579,191	USD	7,727,206	78,967
ING Financial Markets, LLC	10/19/2018	USD	5,855,393	GBP	4,452,810	(47,680)
ING Financial Markets, LLC	10/19/2018	GBP	2,398,472	USD	3,162,000	33,721
ING Financial Markets, LLC	10/19/2018	USD	1,398,000	JPY	158,345,593	(2,589)
ING Financial Markets, LLC	10/19/2018	JPY	165,378,351	USD	1,467,525	10,138
ING Financial Markets, LLC	10/19/2018	USD	5,426,000	NOK	43,993,855	(17,004)
ING Financial Markets, LLC	10/19/2018	NOK	72,547,479	USD	8,908,552	(11,080)
ING Financial Markets, LLC	10/19/2018	USD	1,788,064	NZD	2,702,851	3,751
ING Financial Markets, LLC	10/19/2018	NZD	2,246,332	USD	1,487,530	(1,642)
ING Financial Markets, LLC	10/19/2018	USD	1,648,831	SEK	14,509,359	(14,035)
ING Financial Markets, LLC	10/19/2018	SEK	12,979,455	USD	1,469,411	6,992
						(10,497)

JPMorgan Securities, LLC	2/13/2019	USD	225,368	AUD	310,677	(525)
JPMorgan Securities, LLC	2/13/2019	CAD	8,031,717	USD	6,194,424	(40,447)
JPMorgan Securities, LLC	2/13/2019	USD	1,037,746	EUR	878,895	(5,304)
JPMorgan Securities, LLC	2/13/2019	USD	1,527,850	GBP	1,160,000	(5,723)
JPMorgan Securities, LLC	2/13/2019	USD	149,214	MXP	2,897,063	2,391
JPMorgan Securities, LLC	2/13/2019	MXP	14,398,750	USD	739,048	(14,446)
JPMorgan Securities, LLC	2/13/2019	USD	219,627	NZD	330,557	(291)
JPMorgan Securities, LLC	2/13/2019	SEK	6,181,116	USD	691,300	(12,640)
JPMorgan Securities, LLC	2/13/2019	SGD	1,256,340	USD	915,967	(5,910)
						(82,895)

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2/13/2019	USD	675,659	EUR	570,000	(6,078)

Morgan Stanley & Co., LLC	2/13/2019	USD	2,995,000	CAD	3,924,349	51,398
Morgan Stanley & Co., LLC	2/13/2019	CAD	1,787,283	USD	1,376,853	(10,581)
Morgan Stanley & Co., LLC	2/13/2019	USD	1,415,679	EUR	1,200,000	(6,034)
Morgan Stanley & Co., LLC	2/13/2019	USD	796,853	GBP	605,000	(2,985)
						31,798

National Bank of Australia	2/13/2019	USD	886,069	AUD	1,225,147	591
National Bank of Australia	2/13/2019	AUD	2,579,723	USD	1,858,471	(8,519)
National Bank of Australia	2/13/2019	USD	1,598,373	NZD	2,406,429	(1,629)
National Bank of Australia	2/13/2019	NZD	3,451,245	USD	2,279,040	(10,973)
						(20,530)

National Bank of Canada Financial, Inc.	2/13/2019	CAD	4,668,001	USD	3,590,000	33,682
National Bank of Canada Financial, Inc.	2/13/2019	USD	7,095,000	CAD	9,200,525	(47,195)
						(13,513)

Standard Chartered Securities N.A., Inc.	2/13/2019	USD	763,925	CAD	983,747	261
Standard Chartered Securities N.A., Inc.	2/13/2019	USD	1,339,873	EUR	1,140,000	(709)
Standard Chartered Securities N.A., Inc.	2/13/2019	EUR	1,705,000	USD	2,009,198	6,326
Standard Chartered Securities N.A., Inc.	2/13/2019	USD	2,286,361	GBP	1,730,000	(16,292)
						(10,414)

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street Global Markets, LLC	2/13/2019	USD	4,286,003	CAD	5,567,566	35,994
State Street Global Markets, LLC	2/13/2019	CAD	2,426,806	USD	1,885,000	1,116
State Street Global Markets, LLC	2/13/2019	USD	321,928	EUR	275,000	1,116
State Street Global Markets, LLC	2/13/2019	EUR	605,000	USD	713,464	2,768
State Street Global Markets, LLC	2/13/2019	USD	1,526,008	GBP	1,155,000	(10,442)
State Street Global Markets, LLC	2/13/2019	GBP	1,468,748	USD	1,938,747	11,487
State Street Global Markets, LLC	2/13/2019	USD	444,556	MXP	8,716,755	11,596
State Street Global Markets, LLC	2/13/2019	MXP	17,556,020	USD	899,103	(19,612)
State Street Global Markets, LLC	2/13/2019	SEK	2,878,678	USD	321,928	(5,912)
						28,111

TD Ameritrade, Inc.	2/13/2019	USD	1,780,000	CAD	2,318,340	19,683
TD Ameritrade, Inc.	2/13/2019	CAD	6,074,068	USD	4,690,000	(25,185)
TD Ameritrade, Inc.	2/13/2019	USD	574,558	GBP	434,133	(4,898)
						(10,400)

UBS Securities, Inc.	2/13/2019	USD	451,511	AUD	621,751	(1,539)
UBS Securities, Inc.	2/13/2019	DKK	1,484,621	USD	234,623	555
UBS Securities, Inc.	2/13/2019	USD	969,184	EUR	825,000	(53)
UBS Securities, Inc.	2/13/2019	USD	430,957	NZD	648,114	(913)
UBS Securities, Inc.	2/13/2019	SEK	2,676,307	USD	299,343	(5,450)
						(7,400)

Total						$42,393

AUD - Australian Dollar	GBP - British Pound Sterling	NZD - New Zealand Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	MXP - Mexican Peso	SGD - Singapore Dollar
DKK - Danish Krone	NOK - Norway Krona	USD - U.S. Dollar
EUR - Euro

For the nine months ended September 30, 2018, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$28,857,061
Average Monthly Notional Amount Sold	$29,223,923

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company).

Securities listed or traded on U.S. exchanges, including options, futures and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) system are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the security is valued at the mean between the last bid and asked prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund’s securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2018, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2018:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$264,753,257	$-	$-	$264,753,257
Money Market Funds	4,563,103	-	-	4,563,103
Total	$269,316,360	$-	$-	$269,316,360

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$235,905,487	$-	$-	$235,905,487
Money Market Funds	3,551,328	-	-	3,551,328
Total	$239,456,815	$-	$-	$239,456,815

Small Company Growth Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$68,655,349	$-	$-	$68,655,349
Money Market Funds	2,613,145	-	-	2,613,145
Total	$71,268,494	$-	$-	$71,268,494

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$65,419,471	$-	$-	$65,419,471
Money Market Funds	1,992,077	-	-	1,992,077
Total	$67,411,548	$-	$-	$67,411,548

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$194,063,770	$-	$63		$194,063,833
Preferred Stocks	877	-	-		877
Rights	-	-	5,699	*	5,699
Money Market Funds	4,439,536	-	-		4,439,536
Total	$198,504,183	$-	$5,762		$198,509,945

*	Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$80,338,210	$352,323,050	$-	432,661,260
Preferred Stocks	148,256	1,107,845	-	1,256,101
Money Market Funds	16,568,089	-	-	16,568,089
Total	$97,054,555	$353,430,895	$-	$450,485,450

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$-	$51,167,832	$-	$51,167,832
Agency Mortgage-Backed Obligations	-	35,102,289	-	35,102,289
Non-Agency Mortgage-Backed Obligations	-	56,289,171	-	56,289,171
Non-Agency Mortgage-Backed Obligation Interest-Only Strips	-	8,512,634	-	8,512,634
Asset-Backed Securities	-	11,385,775	-	11,385,775
Collateralized Loan Obligations	-	14,637,340	-	14,637,340
Investment-Grade Corporate Obligations	-	12,748,858	-	12,748,858
High Yield Corporate Obligations	-	29,063,661	-	29,063,661
Foreign Bonds	-	73,337,200	-	73,337,200
Loan Participations	-	32,800,163	-	32,800,163
Common Stocks	3,024,521	-	-	3,024,521
Preferred Stocks	-	3,906,474	-	3,906,474
Affiliated Registered Investment Companies	25,027,141	-	-	25,027,141
Money Market Funds	28,055,353	-	-	28,055,353
Total	$56,107,015	$328,951,397	$-	$385,058,412

Other Financial Instruments**
Futures Contracts	$(113,618)	$-	$-	$(113,618)
Futures Contracts Sold Short	$83,350	$-	$-	$83,350
Centrally Cleared Swap Contracts	$141,807	$-	$-	$141,807
Forward Foreign Currency Contracts	$42,393	$-	$-	$42,393

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments. These instruments are valued at the unrealized appreciation (depreciation) on the instument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type or country of domicile. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period. As of September 30, 2018, the Portfolios did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2018. At September 30, 2018, Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $5,762. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Wilshire Income Opportunities Fund occasionally purchases securities on a “to-be-announced” (“TBA”) basis. In a TBA transaction, the Portfolio has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. TBA securities are noted as such on the Portfolio’s Schedule of Investments.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2018:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$173,311,271	$207,795,348	$55,679,024	$60,610,419

Aggregate gross unrealized appreciation	$99,155,071	$40,145,051	$17,275,586	$10,137,053
Aggregate gross unrealized depreciation	(3,149,982)	(8,483,584)	(1,686,116)	(3,335,924)

Net unrealized appreciation	$96,005,089	$31,661,467	$15,589,470	$6,801,129

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$61,120,154	$408,713,130	$390,009,620

Aggregate gross unrealized appreciation	$140,455,478	$57,403,805	$2,793,693
Aggregate gross unrealized depreciation	(3,065,687)	(15,631,485)	(7,744,901)

Net unrealized appreciation (depreciation)	$137,389,791	$41,772,320	$(4,951,208)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated investments

Due to Voya Investment Management Co. LLC managing a portion of Wilshire Income Opportunities Fund, certain securities held by such Portfolio are considered affiliated investments. Purchases of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the period ended September 30, 2018 and the value of such investments as of September 30, 2018 were as follows:

Affiliated Investment	Value as of December 31, 2017	Purchases	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2018	Income Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$-	$3,021,195	$8,620	$3,029,815	$33,188
Voya Floating Rate Fund - Class P	$-	$14,101,300	$43,033	$14,144,333	$158,795
Voya High Yield Bond Fund - Class P	$-	$7,826,708	$26,285	$7,852,993	$104,089

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at September 30, 2018 are shown on the Schedules of Investments. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from collateral received from securities on loan. Securities on loan are also collateralized by various U.S. Treasury obligations.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral greater than 90 days, which are subject to offset as of September 30, 2018:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non- Cash Collateral Received	Excess Amount Due to Counterparty
Large Company Growth Portfolio	$18,852,672	$247,975	$18,999,919	$395,222
Large Company Value Portfolio	11,726,829	277,240	11,811,579	361,990
Small Company Growth Portfolio	14,913,809	1,022,017	14,234,915	343,123
Small Company Value Portfolio	10,230,360	185,492	10,265,209	220,341
Wilshire 5000 IndexSM Fund	11,885,204	1,454,219	10,730,460	299,475
Wilshire International Equity Fund	15,742,147	113,685	16,390,438	761,976

No non-cash collateral held by the Portfolios has a maturity of less than 90 days as of September 30, 2018.

Wilshire Income Opportunities Fund did not utilize securities lending during the period ended September 30, 2018.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

6. Sector Risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of September 30, 2018, Large Company Growth Portfolio had 41.3% of the value of its net assets invested in stocks within the Information Technology Sector; Large Company Value Portfolio had 26.6% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 25.5% of the value of its net assets invested in stocks within the Health Care sector; and Small Company Value Portfolio had 27.3% of the value of its net assets invested in stocks within the Financials sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2018

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	November 29, 2018

*	Print the name and title of each signing officer under his or her signature.